Filed Pursuant to Rule 497(c)

333-299081

STERLING CAPITAL FUNDS

Sterling Capital Behavioral Large Cap Value Equity Fund

Sterling Capital Behavioral Small Cap Value Equity Fund

Sterling Capital Small Cap Value Fund

Sterling Capital North Carolina Intermediate Tax-Free Fund

Sterling Capital Virginia Intermediate Tax-Free Fund

434 Fayetteville St., Suite 500

Raleigh, NC 27601

October 22, 2026

Dear Shareholder:

We are writing to inform you about a transaction that will affect your investment in one or more of Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Small Cap Value Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, and Sterling Capital Virginia Intermediate Tax-Free Fund (each, a “Target Fund” and collectively, the “Target Funds”).

You are receiving this combined Prospectus and Information Statement (the “Prospectus/Information Statement”) because you own shares in a Target Fund. The Target Funds are each a series of Sterling Capital Funds, a Massachusetts business trust (the “Trust”), which is managed by Sterling Capital Management LLC (the “Adviser”). We are pleased to inform you of the planned reorganization of each Target Fund, each of which is a mutual fund, with and into a corresponding exchange-traded fund (“ETF”), each of which will be managed by the Adviser.

Pursuant to an Agreement and Plan of Reorganization (the “Plan”), each Target Fund will be reorganized with and into the corresponding acquiring fund, as indicated below (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”), each a newly created series of the Trust, that has the same investment objective, investment policies, and portfolio management teams, and substantially the same investment strategies as such Target Fund (each, a “Reorganization”, and together, the “Reorganizations”).

Target Fund		Acquiring Fund
Sterling Capital Behavioral Large Cap Value Equity Fund	→	Sterling Capital Large Cap Value Focused Factor ETF
Sterling Capital Behavioral Small Cap Value Equity Fund	→	Sterling Capital Small Cap Value Focused Factor ETF
Sterling Capital Small Cap Value Fund	→	Sterling Capital Small Cap Value ETF
Sterling Capital North Carolina Intermediate Tax-Free Fund	→	Sterling Capital North Carolina Intermediate Tax-Free ETF
Sterling Capital Virginia Intermediate Tax-Free Fund	→	Sterling Capital Virginia Intermediate Tax-Free ETF

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The Plan, which is by and among the Trust, on behalf of the Target Funds and on behalf of the Acquiring Funds, and the Adviser, provides for: (i) the acquisition of the assets and assumption of the liabilities of each Target Fund by the corresponding Acquiring Fund in exchange for shares of such Acquiring Fund of equal value to the net assets of the applicable Target Fund being acquired; (ii) the pro rata distribution of such shares to the shareholders of the applicable Target Fund; and (iii) the complete liquidation and dissolution of each Target Fund, all upon the terms and conditions set forth in the Plan. The Plan has been filed as an exhibit to each Acquiring Fund’s Registration Statement on Form N-14 of which the Prospectus/Information Statement is a part.

After careful consideration, the Trustees of the Trust have unanimously approved each Reorganization. Each Reorganization is currently expected to occur on or about December 7, 2026, though each Reorganization may be delayed. Shareholder approval of each Reorganization is not required. Therefore, we are not asking you for a proxy, and you are requested not to send a proxy. Details regarding the terms of each Reorganization, and its potential benefits and costs to shareholders, are discussed in the combined Prospectus/Information Statement, which we urge you to review carefully. Please read this Prospectus/Information Statement and keep it for future reference.

By Order of the Board of Trustees of the Trust,

/s/ James T. Gillespie
President
Sterling Capital Funds

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PROSPECTUS/INFORMATION STATEMENT

Dated October 22, 2026

RELATING TO THE ACQUISITION OF THE ASSETS OF

Sterling Capital Behavioral Large Cap Value Equity Fund

Sterling Capital Behavioral Small Cap Value Equity Fund

Sterling Capital Small Cap Value Fund

Sterling Capital North Carolina Intermediate Tax-Free Fund

Sterling Capital Virginia Intermediate Tax-Free Fund

BY AND IN EXCHANGE FOR SHARES OF

Sterling Capital Large Cap Value Focused Factor ETF

Sterling Capital Small Cap Value Focused Factor ETF

Sterling Capital Small Cap Value ETF

Sterling Capital North Carolina Intermediate Tax-Free ETF

Sterling Capital Virginia Intermediate Tax-Free ETF

This combined Prospectus and Information Statement (the “Prospectus/Information Statement”) is an information statement for each of Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Small Cap Value Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, and Sterling Capital Virginia Intermediate Tax-Free Fund (each, a “Target Fund” and collectively, the “Target Funds”), each a series of Sterling Capital Funds (the “Trust”), and a prospectus for each of Sterling Capital Large Cap Value Focused Factor ETF, Sterling Capital Small Cap Value Focused Factor ETF, Sterling Capital Small Cap Value ETF, Sterling Capital North Carolina Intermediate Tax-Free ETF, and Sterling Capital Virginia Intermediate Tax-Free ETF (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”), each a series of the Trust. The address of each Target Fund and Acquiring Fund is 434 Fayetteville St., Suite 500, Raleigh, NC 27601. The telephone number for each Target Fund and Acquiring Fund is (888) 637-7798. This Prospectus/Information Statement will first be mailed to shareholders of each Target Fund beginning on or about October 28, 2026. This Prospectus/Information Statement explains what you should know about the reorganization of each Target Fund with and into its corresponding Acquiring Fund (each, a “Reorganization” and together, the “Reorganizations”) and investing in the Acquiring Fund. You should read this document carefully and retain it for future reference.

THIS COMBINED PROSPECTUS/INFORMATION STATEMENT IS FOR INFORMATION PURPOSES ONLY, AND YOU DO NOT NEED TO DO ANYTHING IN RESPONSE TO RECEIVING IT EXCEPT TO CHECK WHETHER YOU HAVE A BROKERAGE ACCOUNT THAT CAN ACCEPT SHARES OF AN ETF.

WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

The terms and conditions of each Reorganization are further described in this Prospectus/Information Statement and are set forth in the form of Agreement and Plan of Reorganization (the “Plan”).

With respect to each Target Fund, the Board of Trustees of the Trust (the “Board”) unanimously approved the proposed Reorganization and Plan and determined that participation in the applicable Reorganization is in the best interests of each Target Fund and that the interests of existing Target Fund shareholders will not be diluted as a result of the Reorganizations.

Each Target Fund and each Acquiring Fund is a series of the Trust, a registered, open-end management investment company, although each Target Fund is a mutual fund while each Acquiring Fund will operate as an exchange-traded fund (“ETF”). Each Acquiring Fund is a newly organized series of the Trust and currently has no assets or liabilities. Each Acquiring Fund was created specifically in connection with the applicable Reorganization for the purpose of acquiring the assets and assuming the liabilities of the corresponding Target Fund and will not commence operations until the closing date of the Reorganization. Each Target Fund will be the accounting and performance survivor in its respective Reorganization, and each Acquiring Fund, as the corporate survivor in the Reorganization, will adopt the accounting and performance history of the corresponding Target Fund.

As part of a Reorganization, Target Fund shareholders will receive corresponding shares of the Acquiring Fund. In order to transact in such shares, except for full liquidation, Target Fund shareholders must hold their shares through a qualifying brokerage account that is eligible to accept shares of an ETF (a “Qualifying Brokerage Account”). If a shareholder does not hold Target Fund shares in a Qualifying Brokerage Account, that shareholder will need to contact its financial intermediary to set up such an account. If a Target Fund shareholder does not make this change prior to the Reorganization, that shareholder will not receive shares of the corresponding Acquiring Fund directly in its brokerage account as part of the Reorganization. Instead, the Acquiring Fund shares a shareholder is entitled to receive as part of the Reorganizations will be held in a “hold-only” account (each a “Hold-Only Account” and collectively, the “Hold-Only Accounts”) maintained by Ultimus Fund Solutions, LLC (“Ultimus”) for the shareholder’s benefit until the shareholder either transfers the Acquiring Fund shares to a Qualifying Brokerage Account or fully redeems the shares. Ultimus is not the transfer agent for the Acquiring Fund but rather has been engaged by the Acquiring Fund to perform limited transfer agency and recordkeeping services with respect to the Acquiring Fund shares held in the Hold-Only Accounts. A Hold-Only Account may be closed at a future date, and Target Fund shareholders are encouraged to designate a Qualifying Brokerage Account as soon as practicable. If a shareholder decides to fully redeem their shares, the liquidation of the investment and distribution of cash may be subject to tax, and it may take up to 7 days from the liquidation date for a shareholder to receive cash.

The following rules and restrictions will apply to Hold-Only Accounts: (i) no additional shares can be purchased; (ii) no partial liquidations of shares; (iii) all systematic purchases (e.g., for IRAs) will be turned off; (iv) all income, dividend, and capital gains distributions will be paid in cash, not reinvested, and sent to the shareholder’s account address of record (subject to applicable federal or state laws concerning unclaimed property); and (v) required minimum distributions (RMDs) will be turned off.

This Prospectus/Information Statement includes additional information on the actions that Target Fund shareholders that do not currently hold their Target Fund shares through a Qualifying Brokerage Account must take in order to receive and transact in shares of an Acquiring Fund as part of a Reorganization. No further action is required for shareholders that hold shares of a Target Fund through a Qualifying Brokerage Account.

This Prospectus/Information Statement includes information about the Plan and each Acquiring Fund. A Reorganization would result in your investing in the applicable Acquiring Fund. You should retain this Prospectus/Information Statement for future reference. Additional information about the Target Funds, the Acquiring Funds and the proposed transaction has been filed with the U.S. Securities and Exchange Commission (“SEC”) and can be found in the following documents, which are incorporated into this Prospectus/Information Statement by reference:

●	The prospectus of the Trust on behalf of the Target Funds, dated February 1, 2026, as supplemented and amended to date (File No. 811-06719; SEC Accession No. 0001398344-26-001527);

●	The statement of additional information of the Trust on behalf of the Target Funds, dated February 1, 2026, as supplemented and amended to date (File No. 811-06719; SEC Accession No. 0001398344-26-001527);

●	The prospectus of the Trust on behalf of the Acquiring Funds, dated October 19, 2026, as supplemented and amended to date (File No. 811-06719; SEC Accession No. 0001398344-26-018386);

●	The statement of additional information of the Trust on behalf of the Acquiring Funds, dated October 19, 2026, as supplemented and amended to date (File No. 811-06719; SEC Accession No. 0001398344-26-018386);

●	The financial statements included in the Target Funds’ Form N-CSR filing for the fiscal year ending September 30, 2025 (File No. 811-06719; SEC Accession No. 0001398344-25-022139);

●	The financial statements included in the Target Funds’ Form N-CSRS filing for the six month period ending March 31, 2026 (File No. 811-06719; SEC Accession No. 0001398344-26-010654); and

●	A statement of additional information dated October 22, 2026, relating to this Prospectus/Information Statement.

You may request a free copy of the statement of additional information relating to this Prospectus/Information Statement or a Target Fund’s Prospectus without charge by calling the Trust at (888) 637-7798, as applicable, or by writing to Sterling Capital Funds c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, OH 45246. Each Target Fund’s Prospectus may also be found at http://www.sterlingcapitalfunds.com/funds.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS/INFORMATION STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY

This is only a summary of certain information contained in this Prospectus/Information Statement. You should read the more complete information in the rest of this Prospectus/Information Statement, including your Acquiring Fund’s Prospectus (enclosed) and the Plan (which has been filed as an exhibit to each Acquiring Fund’s Registration Statement on Form N-14 of which this Prospectus/Information Statement is a part).

Why am I receiving a combined Prospectus/Information Statement?

You are receiving a combined Prospectus/Information Statement because you own shares of a Target Fund. It is proposed that each Target Fund, which is currently operated as a mutual fund, will be converted into an ETF through a Reorganization with and into the corresponding Acquiring Fund. Each Acquiring Fund is a newly organized series of the Trust and currently has no assets or liabilities. Each Acquiring Fund was created specifically in connection with the applicable Reorganization for the purpose of acquiring the assets and assuming the liabilities of the corresponding Target Fund and will not commence operations until the closing date of the Reorganization.

Each Reorganization will be accomplished in accordance with the Plan between the Trust, on behalf of the Target Funds and on behalf of the Acquiring Funds, and the Adviser. Among other things, the Plan provides for: (1) the acquisition of the assets and the assumption of the liabilities of each Target Fund by the applicable Acquiring Fund in exchange for shares of that Acquiring Fund of equal value to the net assets of the Target Fund being acquired (“Acquiring Fund Shares”); (2) the pro rata distribution of such Acquiring Fund Shares to the shareholders of the applicable Target Fund; and (3) the complete liquidation of each Target Fund, all upon the terms and conditions set forth in the Plan.

In accordance with the Trust’s organizational documents and applicable Massachusetts state and U.S. federal law (including Rule 17a-8 under the Investment Company Act of 1940, as amended (the “1940 Act”)), each Reorganization can be effected without the approval of shareholders of the relevant Target Fund. Therefore, we are not asking you for a proxy, and you are requested not to send a proxy.

Why are reorganizations not involving my fund included in the Prospectus/Information Statement?

To reduce costs, the proposals relating to the Target Funds have been combined into one Prospectus/Information Statement.

Accordingly, not all reorganizations may be applicable to each shareholder.

What are some features of ETFs that differ from mutual funds?

The following are some unique features of ETFs that differ from mutual funds:

●	Sales of ETF Shares on an Exchange throughout the Day. ETFs provide shareholders with the opportunity to purchase and sell shares throughout the day at market-determined prices, instead of being required to wait to make a purchase or a redemption at the next calculated net asset value (“NAV”) per share at the end of the trading day. This means that when a shareholder decides to purchase or sell shares of the ETF, the shareholder can act on that decision immediately by contacting the shareholder’s broker to execute the trade. The market price of the ETF may be higher or lower than the then-current pro rata value of the ETF’s net assets and may be higher or lower than the ETF’s next calculated NAV at the close of the trading day.

●	Sales only through a Broker. While a mutual fund’s shares may be directly purchased or redeemed from the fund at NAV, individual shares of ETFs, like the Acquiring Funds, may only be purchased and sold on a stock exchange through a broker at market prices. Shares of an Acquiring Fund may be purchased or redeemed directly from the Acquiring Fund only in large blocks of shares (“Creation Units”), and only an authorized participant (“Authorized Participant”) may engage in purchase or redemption transactions directly with the Acquiring Fund. Once created, shares of an Acquiring Fund may be purchased and sold through a broker at market prices. When buying and selling shares through a financial intermediary, a shareholder may incur brokerage or other charges determined by the financial intermediary, although ETFs trade with no transaction fees (NTF) on many platforms. In addition, a shareholder of an ETF, such as each Acquiring Fund, may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because ETF shares trade at market prices rather than at NAV, shares of an ETF may trade at a price less than (discount) or greater than (premium) the then-current pro rata value of an Acquiring Fund’s net assets. The trading prices of an ETF’s shares in the secondary market will fluctuate continuously throughout trading hours based on the supply and demand for the ETF’s shares and shares of the underlying securities held by the ETF, economic conditions and other factors.

●	Tax. In a mutual fund, when portfolio securities are sold, including in order to rebalance holdings or to raise cash for redemptions, the sale can create capital gains that impact all taxable shareholders of the mutual fund. In contrast, many ETFs create and redeem their shares in kind. ETFs typically do not recognize capital gain on in-kind distributions in redemption of their shares, which enables them to distribute appreciated securities to redeeming shareholders without recognizing gain on those securities. Thus, an ETF’s in-kind redemptions generally do not result in taxable distributions for its non-redeeming shareholders. Instead, non-redeeming ETF shareholders in an ETF that creates and redeems its shares in kind may recognize capital gains with respect to their ETF shares when they sell their ETF shares.

To the extent that an Acquiring Fund effects its creation and redemptions in cash, as Sterling Capital North Carolina Intermediate Tax-Free ETF and Sterling Capital Virginia Intermediate Tax-Free ETF intend regularly to do, the Acquiring Fund may need to sell securities to generate the necessary funds for a redemption. While each of Sterling Capital North Carolina Intermediate Tax-Free ETF and Sterling Capital Virginia Intermediate Tax-Free ETF seek to distribute income exempt from federal income tax and North Carolina income tax and Virginia income tax, respectively, the Fund may realize capital gains upon the sale of investments that are sold for a gain. Under applicable tax regulations capital gains must be distributed to all shareholders, leading to potential tax liabilities for shareholders that would not have been incurred had the redemptions been effected in-kind.

The Acquiring Funds will issue and redeem shares at NAV only with Authorized Participants and only in Creation Units. Creation Units are issued and redeemed for cash and/or in-kind for securities.

●	Transparency. Currently, each Target Fund only provides periodic disclosure of its complete portfolio holdings (typically quarterly on a 60-day lag). Each Acquiring Fund will be a transparent ETF that operates with full transparency for its portfolio holdings. Following the Reorganizations, the Acquiring Funds, like other transparent ETFs, will make their portfolio holdings public each day. This holdings information, along with other information about the Acquiring Funds, will be available on the Acquiring Funds’ website at “https://sterlingcapital.com/investments/exchange-traded-funds/”.

●	Single Share Class. A mutual fund, like the Target Funds, may offer multiple share classes with different sales charges, expenses, and/or minimum investments. The Acquiring Funds do not issue multiple classes of shares.

In addition, the Acquiring Funds are subject to certain risks unique to operating as ETFs. For more information, see “Are there any differences in risks between the Target Funds and the Acquiring Funds?” below.

Has each Target Fund’s Board approved the applicable Reorganization?

Yes, the Board of Trustees of the Trust (the “Board”) approved each Reorganization because it believes that it is in the best interests of the Target Funds and the Acquiring Funds. At a meeting held on August 25-26, 2026, the Board carefully reviewed the terms of each Reorganization and unanimously approved the Plan and each Reorganization. For the reasons set forth in the “REASONS FOR THE PROPOSED REORGANIZATIONS AND BOARD DELIBERATIONS” section of this Prospectus/Information Statement, the Board, including the Trustees who are not “interested persons”, as defined in the 1940 Act, of the Trust, have determined that participation in the Reorganizations is in the best interests of each Target Fund and each Acquiring Fund. The Board also concluded that no dilution in value would result to the shareholders of a Target Fund or the shareholders of an Acquiring Fund as a result of the Reorganizations.

What will happen if the Reorganizations occur?

If the closing conditions of the applicable Reorganization under the Plan are satisfied or waived, then shareholders of that Target Fund will become shareholders of the corresponding Acquiring Fund at the closing of the Reorganization expected to occur on or about December 7, 2026 and will no longer be shareholders of the Target Fund. Shareholders of the Target Fund will receive shares of the corresponding Acquiring Fund with an equivalent aggregate NAV of the Acquiring Fund.

In particular, the Plan provides that (1) the assets of each Target Fund will be acquired by the corresponding Acquiring Fund and the liabilities of each Target Fund will be assumed by the corresponding Acquiring Fund in exchange for Acquiring Fund Shares of equal value to the net assets of the Target Fund being acquired; and (2) the Acquiring Fund Shares received by the applicable Target Fund in the exchange will then be distributed pro rata to shareholders of that Target Fund. After the Acquiring Fund Shares are distributed to the applicable Target Fund’s shareholders, that Target Fund will be completely liquidated.

Completion of each Reorganization is subject to a number of conditions. The Plan also provides that before the closing of each Reorganization, each class of shares of a Target Fund, other than Institutional Class Shares, will be consolidated into Institutional Class Shares (the “Share Class Consolidation”). The Share Class Consolidation will be effected on the basis of the relative NAVs of the relevant classes, without the imposition of any sales load, fee or other charge. The Share Class Consolidation is intended to move shareholders into a single share class of each Target Fund, its Institutional Class Shares, that most closely resembles the corresponding Acquiring Fund’s shares.

After the Share Class Consolidation, but prior to the closing of the Reorganization, any fractional shares held by Target Fund shareholders will be redeemed, and the Target Funds will distribute the redemption proceeds attributable to the redemption of fractional shares to those shareholders. The distribution of redemption proceeds to shareholders will be a taxable sale of shares for shareholders who hold fractional shares in a taxable account and shareholders are encouraged to consult their tax advisors to determine the effect of any such redemption.

As part of a Reorganization, Target Fund shareholders will receive corresponding shares of the Acquiring Fund. In order to transact in such shares, except for full liquidation, Target Fund shareholders must hold their shares through a qualifying brokerage account that is eligible to accept shares of an ETF (a “Qualifying Brokerage Account”). If a shareholder does not hold Target Fund shares in a Qualifying Brokerage Account, that shareholder will need to contact its financial intermediary to set up such an account. If a Target Fund shareholder does not make this change prior to the Reorganization, that shareholder will not receive shares of the corresponding Acquiring Fund directly in its brokerage account as part of the Reorganization. Instead, the Acquiring Fund shares that a shareholder is entitled to receive as part of the Reorganizations will be held in a "hold-only" account (each a "Hold-Only Account" and collectively, the "Hold-Only Accounts") maintained by Ultimus Fund Solutions, LLC ("Ultimus") for the shareholder's benefit until the shareholder either transfers the Acquiring Fund shares to a Qualifying Brokerage Account or fully redeems the shares. Ultimus is not the transfer agent for the Acquiring Fund but rather has been engaged by the Acquiring Fund to perform limited transfer agency and recordkeeping services with respect to the Acquiring Fund shares held in the Hold-Only Accounts. A Hold-Only Account may be closed at a future date, and Target Fund shareholders are encouraged to designate a Qualifying Brokerage Account as soon as practicable. If a shareholder decides to fully redeem their shares, the liquidation of the investment and distribution of cash may be subject to tax, and it may take up to 7 days from the liquidation date for a shareholder to receive cash.

How will the Reorganizations affect me as a shareholder?

If a Reorganization is completed with respect to your Target Fund, you will cease to be a shareholder of that Target Fund. In order to transact in such shares of the corresponding Acquiring Fund as part of the Reorganization, you must hold your shares of the Target Fund through a brokerage account that can accept shares of an ETF (the Acquiring Fund) on the closing date of the Reorganization. If you hold your shares of the Target Fund through a Qualifying Brokerage Account on the closing date of the Reorganization, you will automatically become a shareholder of the corresponding Acquiring Fund.

If you do not hold your shares of the Target Fund through a Qualifying Brokerage Account that can accept shares of the corresponding Acquiring Fund, you will need to contact your financial intermediary to set one up. If you do not make this change prior to the Reorganization, you will not receive shares of the corresponding Acquiring Fund directly in your brokerage account as part of the Reorganization. Instead, the Acquiring Fund shares you are entitled to receive as part of the Reorganization will be held in a Hold-Only Account by Ultimus for your benefit until you either transfer the Acquiring Fund shares to a Qualifying Brokerage Account or fully redeem the shares. A Hold-Only Account may be closed at a future date, and Target Fund shareholders are encouraged to designate a Qualifying Brokerage Account as soon as practicable. If you decide to fully redeem your shares, the liquidation of the investment and distribution of cash may be subject to tax, and it may take up to 7 days from the liquidation date for a shareholder to receive cash. If your shares are held in a taxable account, this cash payment could result in a taxable gain or loss for you. Shareholders should consult a tax advisor to understand the specific tax consequences based on their individual circumstances. For more information about the brokerage account needed to hold shares of an Acquiring Fund, see “What do I need to do to prepare for the Reorganizations?” below. Shares of an Acquiring Fund are not issued in fractional shares. As a result, the applicable Target Fund will redeem any fractional shares held by shareholders at NAV immediately prior to the Reorganizations. Such redemption will result in a cash payment, which will be a taxable sale of shares for shareholders who hold fractional shares in a taxable account. Shareholders should consult their tax advisors to determine the effect of the redemption of fractional shares.

After the Reorganizations, individual shares of each Acquiring Fund may only be purchased and sold on the Cboe BZX Exchange, Inc. (the “CBOE”), other national securities exchanges, electronic crossing networks and other alternative trading systems. Should a former Target Fund shareholder decide to purchase or sell shares in an Acquiring Fund after a Reorganization, the shareholder will need to place a trade through a broker who will execute the trade on an exchange at prevailing market prices. Because Acquiring Fund Shares trade at market prices rather than at NAV, Acquiring Fund Shares may trade at a price less than (discount) or greater than (premium) the then-current pro rata value of an Acquiring Fund’s net assets. As with all ETFs, your broker may charge a commission for purchase and sale transactions, although ETFs trade with no transaction fees (NTF) on many platforms. In addition, it is the Trust’s understanding that the brokerage account statements that Acquiring Fund shareholders will receive from financial intermediaries following the Reorganizations will provide information on the market price of the applicable Acquiring Fund’s shares and not the NAV per share of such Acquiring Fund as would be the case for a mutual fund.

Will the Reorganizations affect the way my investments are managed?

Generally, no. Each Acquiring Fund will be managed using the same investment objective and substantially the same principal investment strategies, except as noted below, currently used by the corresponding Target Fund.

In connection with the Reorganizations, the Sterling Capital Behavioral Large Cap Value Equity Fund and the Sterling Capital Behavioral Small Cap Value Equity Fund have been renamed the Sterling Capital Large Cap Value Focused Factor ETF and the Sterling Capital Small Cap Value Focused Factor ETF, respectively, to reflect revisions to the investment process used by Sterling Capital Management LLC (“Sterling Capital” or the “Adviser”) in managing these Funds. Specifically, the Sterling Capital Large Cap Value Focused Factor ETF and the Sterling Capital Small Cap Value Focused Factor ETF apply a systematic approach to portfolio construction using the Adviser’s “Focused Factor” strategy, a disciplined, systematic factor-driven approach to portfolio construction that seeks to capitalize upon value and momentum factors the Adviser believes are durable and long lasting due to investor behavioral biases such as experienced-based techniques or emotion for investment decision making. By contrast, the corresponding Target Funds apply “behavioral finance” principles and seek to capitalize on behaviorally driven market anomalies by employing a disciplined investment process. Both concepts are implemented in the same way and focus on investor biases, experienced-based techniques or emotions.

In addition, the SEC recently amended Rule 35d-1 under the 1940 Act to require a fund that uses the term “value” in its name to adopt a policy to invest, under normal circumstances, at least 80% of the value of its assets in investments with “value” characteristics. Because the name of each of the Sterling Capital Large Cap Value Focused Factor ETF, Sterling Capital Small Cap Value Focused Factor ETF, and Sterling Capital Small Cap Value ETF includes the term “Value” in its name, each such Acquiring Fund has adopted a revised 80% policy (“80% Policy”) that reflects the Fund’s investment focus on securities that have “value characteristics”, as described in the table below.

Target Fund Name	Acquiring Fund Name	Comparison of Target Fund and Acquiring Fund 80% Policy
Sterling Capital Behavioral Large Cap Value Equity Fund	Sterling Capital Large Cap Value Focused Factor ETF	The Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the equity securities of large capitalization companies identified by Sterling Capital as having value characteristics.
Sterling Capital Behavioral Small Cap Value Equity Fund	Sterling Capital Small Cap Value Focused Factor ETF	The Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the equity securities of small capitalization companies identified by Sterling Capital as having value characteristics.
Sterling Capital Small Cap Value Fund	Sterling Capital Small Cap Value ETF	The Fund will invest, under normal circumstances, at least 80% of its net assets in common stock and securities convertible into common stock of small capitalization companies identified by Sterling Capital as having value characteristics.

For purposes of the 80% Policy of each of the Sterling Capital Large Cap Value Focused Factor ETF, the Sterling Capital Small Cap Value Focused Factor ETF, and the Sterling Capital Small Cap Value ETF, equity securities of value companies identified by Sterling Capital must clear one of five defined value screens, i.e., inclusion in the Bloomberg US 3000® Value Index, or meeting specified free cash flow yield, operating cash flow multiple, trailing twelve-month price/earnings ratio, or estimated forward twelve-month price/earnings ratio thresholds. By contrast, the Sterling Capital Behavioral Large Cap Value Equity Fund, the Sterling Capital Behavioral Small Cap Value Equity Fund, and the Sterling Capital Small Cap Value Fund do not include or define “value” with respect to their respective 80% policies.

The changes to the 80% Policies and principal investment strategies are not expected to result in any significant differences in how the Sterling Capital Large Cap Value Focused Factor ETF, the Sterling Capital Small Cap Value Focused Factor ETF, and the Sterling Capital Small Cap Value ETF are managed.

The Adviser is the investment adviser to each of the Funds. The same individuals responsible for the day-to-day portfolio management of a Target Fund as of the date of the Prospectus/Information Statement will be responsible for the day-to-day portfolio management of the corresponding Acquiring Fund.

For a more complete discussion, see the sections of the proposal relating to your Reorganization titled: “COMPARISON OF IMPORTANT FEATURES OF THE FUNDS ‒ Are there any significant differences between the investment objectives, policies and strategies of the Funds?” and “How do the principal investment risks of the Funds compare?” and “COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES, POLICIES AND RISKS – How do the investment objectives, strategies, policies and risks of the Funds compare?” and “What are the principal investment risks associated with investments in the Funds?”

Are there any differences in risks between the Target Funds and the Acquiring Funds?

Many of the risks associated with owning shares of each Acquiring Fund are the same as the risks associated with owning shares of the corresponding Target Fund. However, there are certain differences in these risks, including the risks associated with each Acquiring Fund’s operation as an ETF.

For a more complete discussion of the risks of each Target Fund and the corresponding Acquiring Fund, see the sections of the proposal relating to your Reorganization titled: “COMPARISONS OF INVESTMENT OBJECTIVES, STRATEGIES, POLICIES AND RISKS – How do the investment objectives, strategies, policies and risks of the Funds compare?” and “What are the principal investment risks associated with investments in the Funds?” The risks of each Acquiring Fund are presented in Exhibit A.

Are the investment advisory fee rates for each Target Fund and corresponding Acquiring Fund the same?

Yes. The investment advisory fee rates for each Target Fund and its corresponding Acquiring Fund are the same: each Fund pays the Adviser fees, calculated daily and paid monthly, at an annual rate of 0.45% of the Sterling Capital Large Cap Value Focused Factor ETF’s average daily net assets, 0.60% of the Sterling Capital Small Cap Value Focused Factor ETF’s average daily net assets, 0.75% of the Sterling Capital Small Cap Value ETF’s average daily net assets, 0.35% of the Sterling Capital North Carolina Intermediate Tax-Free ETF’s average daily net assets, and 0.35% of the Sterling Capital Virginia Intermediate Tax-Free ETF’s average daily net assets.

Will the total expenses of the Acquiring Funds be lower than the total expenses of the Target Funds?

Yes. Following the Reorganizations, the total annual fund operating expenses of each Acquiring Fund are expected to be significantly lower than those of each share class of the corresponding Target Fund. Each Acquiring Fund pays identical contractual investment advisory fee rates as the corresponding Target Fund.

For a more detailed comparison of the Funds’ fees and expenses, see the sections of the proposal relating to your Reorganization titled “COMPARISON OF IMPORTANT FEATURES OF THE FUNDS ‒ What are the Funds’ investment management fee rates?” and “What are the fees and expenses of each Fund and what might they be after the Reorganization?”

Who will pay the costs in connection with the Reorganizations?

The Adviser will bear all of the expenses relating to each Reorganization, except that to the extent a Target Fund incurs any transaction costs in connection with acquiring or selling securities in connection with the Reorganization, the Target Fund would bear such costs. The Target Funds are not expected to bear any such costs in connection with the Reorganization. The Adviser will bear the other costs of each Reorganization whether or not the Reorganization is consummated.

What are the federal income tax consequences of the Reorganizations?

Each Reorganization is expected to constitute a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended, (the “Code”) and generally is not expected to result in recognition of gain or loss by the applicable Target Fund or its shareholders. However, immediately prior to each Reorganization, most shareholders will receive cash compensation for fractional shares of the applicable Target Fund that they hold. Such shareholders will generally be required to recognize gain or loss upon the receipt of cash for their fractional shares. In addition, Target Fund shareholders will receive corresponding shares of the Acquiring Fund. In order to transact in such shares, except for full liquidation, Target Fund shareholders must hold their shares through a qualifying brokerage account that is eligible to accept shares of an ETF (a “Qualifying Brokerage Account”). If a shareholder does not hold Target Fund shares in a Qualifying Brokerage Account, that shareholder will need to contact its financial intermediary to set up such an account. If a Target Fund shareholder does not make this change prior to the Reorganization, that shareholder will not receive shares of the corresponding Acquiring Fund directly in its brokerage account as part of the Reorganization. Instead, the Acquiring Fund shares a shareholder is entitled to receive as part of the Reorganizations will be held in a Hold-Only Account maintained by Ultimus for the shareholder's benefit until the shareholder either transfers the Acquiring Fund shares to a Qualifying Brokerage Account or fully redeems the shares. Ultimus is not the transfer agent for the Acquiring Fund but rather has been engaged by the Acquiring Fund to perform limited transfer agency and recordkeeping services with respect to the Acquiring Fund shares held in the Hold-Only Accounts. A Hold-Only Account may be closed at a future date, and Target Fund shareholders are encouraged to designate a Qualifying Brokerage Account as soon as practicable. If a shareholder decides to fully redeem their shares, the liquidation of the investment and distribution of cash may be subject to tax, and it may take up to 7 days from the liquidation date for a shareholder to receive cash.

Prior to the closing of each Reorganization, the applicable Target Fund may declare a distribution to shareholders which, together with all previous distributions, would have the effect of distributing to shareholders all of the Fund’s investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the closing of the Reorganization. These distributions would be taxable to shareholders who hold their Target Fund shares in a taxable account.

As a condition of the closing of each Reorganization and assuming the parties comply with the terms of the Plan, the Trust will receive an opinion of counsel regarding the federal income tax consequences of each Reorganization. Shareholders should consult their tax advisers about state and local tax consequences of each Reorganization, if any, because the information about tax consequences in this Prospectus/Information Statement relates only to the federal income tax consequences of each Reorganization. For more information, please see the section “FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION.”

What is the anticipated timing of the Reorganizations?

The Reorganizations are currently expected to occur on or about December 7, 2026, though each Reorganization may be delayed.

What do I need to do to prepare for the Reorganizations?

It is important for you to determine whether you hold your shares of a Target Fund in an account that can accommodate the ETF shares that will be received in the applicable Reorganization. The following account types cannot hold shares of ETFs:

●	Fund Direct Accounts. If you hold your shares of a Target Fund in an account directly with the Target Fund at its transfer agent, you should transfer your shares of the Target Fund to a brokerage account that can accept shares of the corresponding Acquiring Fund prior to the applicable Reorganization. If such a change is not made before the Reorganization, you will not receive shares of the Acquiring Fund directly in your brokerage account as part of the Reorganization. Instead, the Acquiring Fund shares you are entitled to receive as part of the Reorganization will be held in a Hold-Only Account maintained by Ultimus for your benefit until you either transfer the Acquiring Fund shares to a Qualifying Brokerage Account or fully redeem the shares. A Hold-Only Account may be closed at a future date, and Target Fund shareholders are encouraged to designate a Qualifying Brokerage Account as soon as practicable. If you decide to fully redeem your shares, the liquidation of the investment and distribution of cash may be subject to tax, and it may take up to 7 days from the liquidation date for a shareholder to receive cash. If your shares are held in a taxable account, this cash payment could result in a taxable gain or loss for you. You should consult a tax advisor to understand the specific tax consequences based on your individual circumstances.

●	Non-Accommodating Retirement Accounts. If you hold your shares of a Target Fund through an IRA or group retirement plan whose plan sponsor does not have the ability to hold shares of ETFs on its platform, you may need to redeem your shares prior to the relevant Reorganization or, if applicable, your financial intermediary may transfer your investment in the Target Fund to a different investment option prior to such Reorganization.

●	Non-Accommodating Brokerage Accounts. If you hold your shares of a Target Fund in a brokerage account with a financial intermediary that only allows you to hold shares of mutual funds in the account, you will need to contact your financial intermediary to set up a brokerage account that permits investments in Acquiring Fund shares. If such a change is not made before the applicable Reorganization, you will not receive shares of the corresponding Acquiring Fund directly in your brokerage account as part of the Reorganization. Instead, the Acquiring Fund shares you are entitled to receive as part of the Reorganization will be held in a Hold-Only Account maintained by Ultimus for your benefit until you either transfer the Acquiring Fund shares to a Qualifying Brokerage Account or fully redeem the shares. A Hold-Only Account may be closed at a future date, and Target Fund shareholders are encouraged to designate a Qualifying Brokerage Account as soon as practicable. If you decide to fully redeem your shares, the liquidation of the investment and distribution of cash may be subject to tax, and it may take up to 7 days from the liquidation date for a shareholder to receive cash. If your shares are held in a taxable account, this cash payment could result in a taxable gain or loss for you. Shareholders should consult a tax advisor to understand the specific tax consequences based on their individual circumstances.

In some cases, the liquidation of your investment and distribution of cash, or the transfer of your investment, may be subject to fees and expenses. In addition, if your investment is held in a taxable account, you will recognize a taxable gain or loss based on the difference between your tax basis in the liquidated shares and the amount that you receive for them. It may take up to 7 days from the liquidation date for you to receive your cash. Please consult your financial intermediary for more information on the impact that the Reorganization will have on you and your investments.

If you do not currently hold your shares of a Target Fund through a brokerage account that can hold shares of the corresponding Acquiring Fund, please see the information below for additional actions that you must take to receive shares of the Acquiring Fund as part of such Reorganization. No further action is required for shareholders that hold shares of a Target Fund through a brokerage account that can hold shares of the corresponding Acquiring Fund.

How do I transfer my Target Fund shares from a fund direct account to a brokerage account that will accept Acquiring Fund shares?

Transferring your shares from the Target Funds’ transfer agent to a brokerage account should be a simple process. If you have a brokerage account or a relationship with a brokerage firm, please talk to the broker and inform the broker that you would like to transfer a mutual fund position that you hold directly with a Target Fund into your brokerage account. Also inform your broker that such an account will need to be set up to hold ETF shares. If you do not have a brokerage account or a relationship with a brokerage firm, you will need to open an account prior to the consummation of each Reorganization if you wish to hold or transact in shares of an Acquiring Fund.

We suggest you provide your broker with a copy of the quarterly statement from the relevant Target Fund. The broker will require your account number with the Target Fund, which can be found on your statement. The broker will help you complete a form to initiate the transfer. Once you sign that form, the broker will submit the form to the transfer agent directly, and the shares will be transferred into your brokerage account. The sooner you initiate the transfer, the better.

How do I transfer my Target Fund shares from a non-accommodating brokerage account to a brokerage account that will accept Acquiring Fund shares?

The broker where you hold Target Fund shares should be able to assist you in changing the characteristics of your brokerage account to an account that is permitted to invest in ETF shares. Contact your broker right away to make the necessary changes to your account.

You can contact your financial advisor or other financial intermediary for further information. You also may contact the Adviser at (888) 637-7798.

What will happen if I don’t have a brokerage account that can hold ETF shares at the time of the Reorganizations?

If your shares are held in an account that cannot accept ETF shares at the time of a Reorganization, you will not receive shares of the relevant Acquiring Fund directly in your brokerage account as part of such Reorganization. Instead, the Acquiring Fund shares you are entitled to receive as part of the Reorganization will be held in a Hold-Only Account maintained by Ultimus for your benefit until you either transfer the Acquiring Fund shares to a Qualifying Brokerage Account or fully redeem the shares. A Hold-Only Account may be closed at a future date, and Target Fund shareholders are encouraged to designate a Qualifying Brokerage Account as soon as practicable. If you decide to fully redeem your shares, the liquidation of the investment and distribution of cash may be subject to tax, and it may take up to 7 days from the liquidation date for a shareholder to receive cash. If your shares are held in a taxable account, this cash payment could result in a taxable gain or loss for you. Shareholders should consult a tax advisor to understand the specific tax consequences based on their individual circumstances. If you think you don’t have a brokerage account that can accept the Acquiring Fund Shares you receive in a Reorganization, you may contact the Adviser by calling (888) 637-7798. For more information about the brokerage account needed to hold shares of an Acquiring Fund, see “What do I need to do to prepare for the Reorganization?” above.

Are there other circumstances where a Target Fund shareholder will not be able to hold ETF shares?

Omnibus retirement plan recordkeepers may not be able to include ETF shares on their platforms, and in such a case a retirement plan investor may be required by its retirement plan recordkeeper to redeem a Target Fund’s shares prior to a Reorganization.

What if I don’t want to hold ETF shares?

If you do not want to receive ETF shares in connection with a Reorganization, you may redeem your shares of the applicable Target Fund or you may exchange those shares for shares of another eligible mutual fund managed by the Adviser prior to the Reorganization. If a Target Fund shareholder redeems his or her shares and such shares are held in a taxable account, the shareholder will recognize a taxable gain or loss based on the difference between the redeeming shareholder’s tax basis in the shares and the amount that the redeeming shareholder receives for them. Shareholders of a Target Fund may exchange their Target Fund shares for shares of the same class of any mutual fund, other than a Target Fund, that is managed by the Adviser, generally without paying any additional sales charges, provided that the fund shares to be acquired in the exchange are available to new investors in such other fund and the shareholder is eligible to invest in such shares. Such an exchange of shares for shares in another fund will generally result in the recognition of taxable gain or loss for shareholders holding shares in a taxable account. As ETFs, the Acquiring Funds do not provide for the exchange of shares.

Whom do I contact for further information?

You can contact your financial adviser or other financial intermediary for further information. You also may contact the Adviser at (888) 637-7798.

REORGANIZATION 1: STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND INTO STERLING CAPITAL LARGE CAP VALUE FOCUSED FACTOR ETF

COMPARISON OF IMPORTANT FEATURES OF THE FUNDS

Are there any significant differences between the investment objectives, policies and strategies of the Funds?

Sterling Capital Behavioral Large Cap Value Equity Fund (for purposes of Reorganization 1, the “Target Fund”) operates as a mutual fund, offering shares that are redeemable on each business day and daily liquidity. Sterling Capital Large Cap Value Focused Factor ETF (for purposes of Reorganization 1, the “Acquiring Fund” and, together with the Target Fund, the “Funds”) operates as an ETF. As an ETF, the Acquiring Fund offers shares that are bought and sold on a national securities exchange, which gives investors the ability to buy their shares throughout the day at the current market price (which may be at a premium or discount to NAV).

The Acquiring Fund will be managed using the same investment objective and substantially the same principal investment strategies, except as noted below, currently used by the Target Fund.

In connection with the Reorganization, the Sterling Capital Behavioral Large Cap Value Equity Fund has been renamed the Sterling Capital Large Cap Value Focused Factor ETF to reflect revisions to the investment process used by the Adviser in managing the Acquiring Fund. Specifically, the Acquiring Fund applies a disciplined, systematic factor-driven approach to portfolio construction using the Adviser’s “Focused Factor” strategy, which seeks to capitalize upon value and momentum factors the Adviser believes are durable and long lasting due to investor behavioral biases such as experienced-based techniques or emotion for investment decision making rather than through fundamental research or company visits. By contrast, the Target Fund applies “behavioral finance” principles and seeks to capitalize on behaviorally driven market anomalies by employing a disciplined investment process. Both concepts are implemented in the same way and focus on investor biases, experienced-based techniques or emotions.

In addition, the SEC recently amended Rule 35d-1 under the 1940 Act to require a fund that use the term “value” in its name to adopt a policy to invest, under normal circumstances, at least 80% of the value of its assets in investments with “value” characteristics. Because the Acquiring Fund’s name includes the term “Value” in its name, the Acquiring Fund has adopted a revised 80% Policy that reflects the Fund’s investment focus on securities that have “value characteristics”, as described in the table below.

For purposes of the Acquiring Fund’s 80% Policy, equity securities of value companies identified by Sterling Capital must clear one of five defined value screens, i.e., inclusion in the Bloomberg US 3000® Value Index, or meeting specified free cash flow yield, operating cash flow multiple, trailing twelve-month price/earnings ratio, or estimated forward twelve-month price/earnings ratio thresholds. By contrast, the Target Fund does not include or define “value” with respect to its 80% Policy.

The changes to the 80% Policy and principal investment strategies are not expected to result in any significant differences in how the Acquiring Fund is managed.

The Adviser does not expect that the differences discussed above will result in any significant changes to the management of the Acquiring Fund.

Investment Objective and Principal Investment Strategies

The following table reproduces the investment objective and principal investment strategies as disclosed in the Target Fund’s Prospectus. Where the investment objective or principal investment strategies of the Acquiring Fund differ from those of the Target Fund, such changes are marked in ~~red strikethrough~~ text (to represent deletions) and blue underlined text (to represent additions).

	Sterling Capital Behavioral Large Cap Value Equity Fund	Sterling Capital Large Cap Value Focused Factor ETF	Comparison of Sterling Capital Behavioral Large Cap Value Equity Fund’s and Sterling Capital Large Cap Value Focused Factor ETF’s Investment Objective and Principal Investment Strategies
Investment Objective	The Fund seeks maximum long-term total return, by investing primarily in equity securities of large companies.	The Fund seeks maximum long-term total return, by investing primarily in equity securities of large companies.	No change.
Principal Investment Strategies

To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the equity securities of large companies. Large companies are defined as companies with market capitalizations within the range of those companies in the Bloomberg 500® Index at the time of purchase. As of December 31, 2025, the smallest company in the Bloomberg 500® Index had a market capitalization of $7.7 billion and the largest company had a market capitalization of $4.5 trillion. Under normal market conditions, the Fund primarily invests in U.S. traded equity securities. The term “U.S. traded equity securities” refers to domestically traded U.S. common stocks (including securities of real estate investment trusts (“REITs”) and exchange-traded funds

The Fund is an actively managed exchange traded fund (“ETF”). To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the equity securities of large capitalization companies identified by Sterling Capital Management LLC (“Sterling Capital”) as having value characteristics. Investments in derivatives are counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities.

For purposes of the Fund’s 80% policy, equity securities of large capitalization companies identified by Sterling Capital are equity securities that at the time of

The Fund is an actively managed exchange traded fund (“ETF”). To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the equity securities of large ~~companies. Large companies are defined as companies with~~ capitalization companies identified by Sterling Capital Management LLC (“Sterling Capital”) as having value characteristics. Investments in derivatives are counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities.

For purposes of the Fund’s 80% policy, equity securities of large capitalization companies identified by

(“ETFs”)) and U.S. traded equity stocks of foreign companies. The Fund may invest in securities of middle capitalization companies.

Sterling Capital Management LLC (“Sterling Capital”) applies “behavioral finance” principles in the construction of the Fund’s portfolio. Behavioral finance theorizes that investment decisions are often influenced by biases, heuristics (i.e., experienced-based techniques for decision making) and emotion, and that investors can be predictable (and, at times, irrational) in their decision making. These emotionally charged investment decisions can lead to stock price anomalies that create opportunities in the marketplace. Sterling Capital seeks to capitalize on these behaviorally driven market anomalies by employing a disciplined investment process. In implementing behavioral finance principles, Sterling Capital ranks companies in the Fund’s investment universe based on a number of factors that it believes can be indicators of under- or over-valuation of a security by the market, such as valuation (e.g., seeking to invest in companies that Sterling Capital believes are undervalued), price momentum (e.g., identifying securities that Sterling Capital believes will experience sustained positive price momentum) and purchase have market capitalizations within the range of those companies in the Bloomberg 500® Index. As of December 31, 2025, the smallest company in the Bloomberg 500® Index had a market capitalization of $7.7 billion and the largest company had a market capitalization of $4.5 trillion.

For purposes of the Fund’s 80% policy, equity securities of value companies identified by Sterling Capital are equity securities that at the time of purchase clear any one of several screens: (i) inclusion in the Bloomberg US 3000® Value Index; (ii) have a free cash flow yield above the weighted average of the Bloomberg US 3000® Value Index, where “free cash flow yield” is defined as reported free cash flow (operating cash flow less capital expenditures) per share over the trailing twelve months divided by the current share price; (iii) have an operating cash flow multiple below the weighted average of the Bloomberg US 3000® Value Index, where “operating cash flow multiple” is defined as the current share price divided by reported operating cash flow per share over the trailing twelve months; (iv) have a trailing twelve month price/earnings ratio below the weighted average of the Bloomberg US 3000® Value Index; or (v) have an estimated forward twelve month price/earnings ratio below

Sterling Capital are equity securities that at the time of purchase have market capitalizations within the range of those companies in the Bloomberg 500® Index ~~time of purchase~~. As of December 31, 2025, the smallest company in the Bloomberg 500® Index had a market capitalization of $7.7 billion and the largest company had a market capitalization of $4.5 trillion.

For purposes of the Fund’s 80% policy, equity securities of value companies identified by Sterling Capital are equity securities that at the time of purchase clear any one of several screens: (i) inclusion in the Bloomberg US 3000® Value Index; (ii) have a free cash flow yield above the weighted average of the Bloomberg US 3000® Value Index, where “free cash flow yield” is defined as reported free cash flow (operating cash flow less capital expenditures) per share over the trailing twelve months divided by the current share price; (iii) have an operating cash flow multiple below the weighted average of the Bloomberg US 3000® Value Index, where “operating cash flow multiple” is defined as the current share price divided by reported operating cash flow per share over the trailing twelve months; (iv) have a trailing twelve month price/earnings ratio below the weighted average of the Bloomberg US 3000® Value Index; or (v) have an estimated forward twelve earnings revisions (e.g., identifying and capitalizing on what Sterling Capital believes are under-reactions by the market to positive earnings revisions). Sterling Capital also takes into account such factors as market capitalization, country exposure, and sector exposure to construct a diversified portfolio. Sterling Capital considers selling a security when the security’s ranking becomes less attractive and/or in light of liquidity, sector exposure, country exposure or diversification considerations.

the weighted average of the Bloomberg US 3000® Value Index.

Under normal market conditions, the Fund primarily invests in U.S. traded equity securities. The term “U.S. traded equity securities” refers to domestically traded U.S. common stocks (including securities of real estate investment trusts (“REITs”) and exchange-traded funds (“ETFs”)) and U.S. traded equity stocks of foreign companies. The Fund may invest in securities of middle capitalization companies.

Sterling Capital “Focused Factor” strategies apply a disciplined, systematic factor-driven approach to portfolio construction that seeks to capitalize upon value and momentum factors Sterling Capital believes are durable and long lasting due to investor behavioral biases (e.g., experienced-based techniques or emotion for investment decision making) rather than through fundamental research or company visits. This approach is centered on the belief that humans can be prone to cognitive biases and errors that manifest in observable, measurable ways in the market; the process's key is a framework that identifies stocks that have been mispriced by irrational investor behavior. Stock selection ranks the largest 1,000 U.S. stocks on a composite rank equally-

month price/earnings ratio below the weighted average of the Bloomberg US 3000® Value Index.

Under normal market conditions, the Fund primarily invests in U.S. traded equity securities. The term “U.S. traded equity securities” refers to domestically traded U.S. common stocks (including securities of real estate investment trusts (“REITs”) and exchange-traded funds (“ETFs”)) and U.S. traded equity stocks of foreign companies. The Fund may invest in securities of middle capitalization companies.

~~Sterling Capital Management LLC (“Sterling Capital”) applies “behavioral finance” principles in the construction of the Fund’s portfolio. Behavioral finance theorizes that investment decisions are often influenced by biases, heuristics (i.e., experienced-based techniques for decision making) and emotion, and that investors can be predictable (and, at times, irrational) in their decision making. These emotionally charged investment decisions can lead to stock price anomalies that create opportunities in the marketplace. Sterling Capital seeks to capitalize on these behaviorally driven market anomalies by employing a disciplined investment~~

weighted towards value and momentum factor exposures. Examples of value proxies employed are free cash flow, forward earnings yield, and dividend yield. Examples of momentum proxies utilized are nine-month trailing price momentum and three-month earnings revision. The firm conducts a qualitative review of the output to eliminate insufficiency or incorrect data. Stocks ranking favorable in our framework are purchased, subject to market cap, position size constraints, and GICS industry group constraints.

Sterling’s Focused Factor Equity Team employs a disciplined factor-driven approach that capitalizes on valuation and momentum anomalies with demonstrated long-term efficacy. These strategies are complementary to those offered through fundamental research-driven teams, with a research and investment process grounded in the principles of behavioral finance — the belief that successful active management is possible by understanding and capitalizing on the psychology that drives many investment decisions. Humans are prone to cognitive biases and errors that manifest in observable, measurable ways in the market; the process’s key is a framework that identifies stocks that have been mispriced by irrational investor behavior. These biases manifest themselves

~~process. In implementing behavioral finance principles, Sterling Capital ranks companies in the Fund’s investment universe based on a number of factors that it believes can be indicators of under- or over-valuation of a security by the market, such as valuation (e.g., seeking to invest in companies that Sterling Capital believes are undervalued), price momentum (e.g., identifying securities that Sterling Capital believes will experience sustained positive price momentum) and earnings revisions (e.g., identifying and capitalizing on what Sterling Capital believes are under-reactions by the market to positive earnings revisions). Sterling Capital also takes into account such factors as market capitalization, country exposure, and sector exposure to construct a diversified portfolio. Sterling Capital considers selling a security when the security’s ranking becomes less attractive and/or in light of liquidity, sector exposure, country exposure or diversification considerations.~~

Sterling Capital “Focused Factor” strategies apply a disciplined, systematic factor-driven approach to portfolio construction that seeks to capitalize upon value in observable and measurable ways in the market. The key to the process is a framework that identifies and captures valuation and momentum anomalies that are squarely based on behavioral finance concepts, where anomalies present forward return opportunities that vary from what might be commonly expected. Sterling’s Focus Factor Equity Team believes it is possible to create an investment process that can identify opportunities created in the wake of investor behavior.

The Fund may trade its securities actively.

and momentum factors Sterling Capital believes are durable and long lasting due to investor behavioral biases (e.g., experienced-based techniques or emotion for investment decision making) rather than through fundamental research or company visits. This approach is centered on the belief that humans can be prone to cognitive biases and errors that manifest in observable, measurable ways in the market; the process's key is a framework that identifies stocks that have been mispriced by irrational investor behavior. Stock selection ranks the largest 1,000 U.S. stocks on a composite rank equally-weighted towards value and momentum factor exposures. Examples of value proxies employed are free cash flow, forward earnings yield, and dividend yield. Examples of momentum proxies utilized are nine-month trailing price momentum and three-month earnings revision. The firm conducts a qualitative review of the output to eliminate insufficiency or incorrect data. Stocks ranking favorable in our framework are purchased, subject to market cap, position size constraints, and GICS industry group constraints.

Sterling’s Focused Factor Equity Team employs a disciplined factor-driven approach that capitalizes on valuation and momentum anomalies with demonstrated long-term efficacy. These strategies are complementary to those offered through fundamental research-driven teams, with a research and investment process grounded in the principles of behavioral finance — the belief that successful active management is possible by understanding and capitalizing on the psychology that drives many investment decisions. Humans are prone to cognitive biases and errors that manifest in observable, measurable ways in the market; the process’s key is a framework that identifies stocks that have been mispriced by irrational investor behavior. These biases manifest themselves in observable and measurable ways in the market. The key to the process is a framework that identifies and captures valuation and momentum anomalies that are squarely based on behavioral finance concepts, where anomalies present forward return opportunities that vary from what might be commonly expected. Sterling’s Focus Factor Equity Team believes it is possible to create an investment process that can identify opportunities created in the wake of investor behavior.

The Fund may trade its securities actively.

Further information about the Target Fund’s and Acquiring Fund’s investment objective and strategies is contained in the Prospectus and Statement of Additional Information of the Funds, which are on file with the SEC and incorporated herein by reference.

Investment Policies and Restrictions

The fundamental investment policies of the Target Fund and the Acquiring Fund are identical.

The non-fundamental investment policies of the Target Fund and the Acquiring Fund are the same, except that the Target Fund includes a non-fundamental restriction related to selling securities short while the Acquiring Fund does not. The Funds’ fundamental investment policies and non-fundamental policies are set forth in Exhibit B. After the Reorganization occurs, the combined Fund will be subject to the fundamental investment policies of the Acquiring Fund. Fundamental investment policies may not be changed without shareholder approval. Non-fundamental policies may be changed without shareholder approval but require at least 60 days prior notice to shareholders before any changes may take effect.

How do the principal investment risks of the Funds compare?

The risks associated with an investment in the Target Fund and the Acquiring Fund are similar, except that, as a shareholder of the Acquiring Fund, you would also be subject to risks related to the Acquiring Fund’s ETF structure. While there are certain differences between the Acquiring Fund’s and the Target Fund’s risk disclosure, the Adviser does not expect the differences in the disclosure or description of such risks to result in or reflect any material differences in how the Acquiring Fund will be managed relative to how the Target Fund is currently managed. For example, the Acquiring Fund may include additional risks or use different terminology to describe the risks applicable to such Fund’s principal investment strategies that are intended to clarify the risks associated with an investment in the Acquiring Fund.

The following chart identifies the principal risks associated with each Fund. Each of the principal risks of the Acquiring Fund appears in Exhibit A.

Principal Risks	Target Fund	Acquiring Fund
Active Trading Risk	X	X
Company-Specific Risk	X	X
ETF Risk	X	X
ETF Structure Risk		X
Focused Investment Risk	X	X
Investment Style Risk	X	X
Management Risk	X	X
Market Risk	X	X
Mid Capitalization Company Risk	X	X
Operational and Technology Risk	X	X
Real Estate-Related Investment and REIT Risk	X	X

Who manages the Funds?

The Funds are series of the Trust. The Trust is governed by a Board of Trustees, which is responsible for overseeing all business activities of the Funds.

Investment Adviser of the Funds. Sterling Capital Management LLC, the Funds’ investment adviser, is located at 434 Fayetteville St. Suite 500 Raleigh, NC 27601. The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended.

As of September 30, 2026, the Adviser had approximately $67 billion in assets under management.

Portfolio Management. The same individuals responsible for the day-to-day portfolio management of the Target Fund will be responsible for the day-to-day portfolio management of the Acquiring Fund.

Robert W. Bridges, CFA®, Senior Managing Director, Chief Investment Officer and Head of Equity, joined the Adviser in 1996 and has investment experience since 1991. He has been co-portfolio manager of the Target Fund since August 2013.

Robert O. Weller, CFA®, Executive Director, joined the Adviser in 2012 and has investment experience since 1996. He has been co-portfolio manager of the Target Fund since August 2013.

The Statement of Additional Information for the Target Fund dated February 1, 2026, as supplemented (the “Target Fund SAI”) and the Statement of Additional Information for the Acquiring Fund dated October 19, 2026 (the “Acquiring Fund SAI”), provide additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds. For information on how to obtain a copy of the Target Fund SAI and the Acquiring Fund SAI, please see the section entitled “INFORMATION ABOUT THE FUNDS.”

Are the investment advisory fee rates the same?

Yes. The investment advisory fee rates for the Target Fund and the Acquiring Fund are the same: 0.45% annually as a percentage of each Fund’s daily net assets.

For the fiscal year ended September 30, 2025, after waivers and expense reimbursements, $180,078 was required to be paid by the Target Fund to the Adviser for the Adviser’s investment advisory services provided. Because the Acquiring Fund has not yet commenced operations, no investment advisory fees have been paid to the Adviser.

Will total expenses of the Acquiring Fund be lower than the total expenses of the Target Fund?

Following the Reorganization, the total annual fund operating expenses of the Acquiring Fund are expected to be significantly lower than those of each share class of the Target Fund. The Acquiring Fund employs a unitary administrative services fee structure pursuant to which the Adviser bears substantially all operating expenses of the Acquiring Fund, subject to certain exceptions. Each Acquiring Fund pays identical contractual investment advisory fee rates as the corresponding Target Fund.

Under the Investment Advisory Agreement between the Trust, on behalf of the Target Fund, and the Adviser, the fee payable to the Adviser by the Target Fund for investment advisory services is the lesser of (a) a fee computed daily and paid monthly at the annual rate of 0.45%; or (b) such fee as may from time to time be agreed upon in writing by the Trust and the Adviser. Currently, the Fund's administrator, Sterling Capital, has contractually agreed to waive its administrative fees, pay Fund operating expenses, and/or reimburse the Fund 0.11% of the Class R6 Shares' average daily net assets for the period from February 1, 2026 through January 31, 2027. This contractual waiver may be terminated during this period only by the Fund's Board of Trustees, and will automatically terminate upon termination of the Administration Agreement between the Fund and Sterling Capital.

Pursuant to an investment advisory agreement between the Trust, on behalf of the Acquiring Fund, and the Adviser (the “Investment Advisory Agreement”), the Adviser assumes all investment duties and has full discretionary power and authority with respect to the investment of the assets of each Fund. In that capacity, the Adviser is responsible for making day-to-day investment decisions for the Acquiring Fund and trading portfolio securities and other investment instruments on behalf of the Acquiring Fund, including selecting broker-dealers to execute purchase and sale transactions. For the services it provides to the Acquiring Fund under the Investment Advisory Agreement, the Acquiring Fund pays the Adviser fees, calculated daily and paid monthly, at an annual rate of 0.45% of the Acquiring Fund’s average daily net assets.

Pursuant to a unitary fee administrative services agreement between the Trust, on behalf of the Acquiring Fund (the “Unitary Fee Administrative Services Agreement”), and the Adviser, the Adviser provides administrative services to the Acquiring Fund and has agreed to pay all expenses incurred by the Acquiring Fund except for (i) the Acquiring Fund’s fees payable to the Adviser under the Investment Advisory Agreement and Unitary Fee Administrative Services Agreement, (ii) expenses incurred in connection with any distribution and service plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees, if any, (iii) investment-related expenses of any kind, including all fees and expenses incurred with respect to the acquisition, holding, voting and/or disposition of portfolio securities, and any expenses incurred with respect to the reorganization, restructuring or workout-related expenses related to any investment, and the execution of portfolio transactions (such as brokerage commissions, clearing and settlement costs, and any other kind of transaction expenses and costs associated with tax reclaims); (iv) borrowing and other investment-related costs and fees, including interest, commitment and other fees and costs; (v) acquired fund fees and expenses; (vi) interest expenses; (vii) taxes (including, but not limited to, income, excise, transfer and withholding taxes) and governmental fees; (viii) litigation expenses of any kind (including fees and expenses of counsel retained by or on behalf of the Trust or the Acquiring Fund) and any fees, costs or expenses payable by the Trust or the Acquiring Fund pursuant to indemnification or advancement obligations to which the Trust or the Acquiring Fund may be subject (pursuant to contract or otherwise); (ix) custody or other expenses attributable to negative interest rates on investments or cash; (x) short dividend expense; (xi) salaries and other compensation or expenses, including travel expenses, of any of the Trust’s executive officers and employees, if any, who are not officers, directors, shareholders, members, partners or employees of the Adviser or its subsidiaries or affiliates; (xii) organizational and offering expenses of the Trust and the Acquiring Fund; (xiii) costs related to any meetings of shareholders, including any costs associated with the preparation, printing, and transmission of proxy or information statements and proxy solicitation; (xiv) fees or expenses payable or other costs incurred in connection with the Acquiring Fund’s securities lending program; (xv) any other expenses which are capitalized in accordance with generally accepted accounting principles; (xvi) extraordinary expenses; and (xvii) such other expenses as approved by a majority of the Board. For the services it provides to the Acquiring Fund under the Unitary Fee Administrative Services Agreement, the Acquiring Fund pays the Adviser fees, calculated daily and paid monthly, at an annual rate of 0.10% of the Acquiring Fund’s average daily net assets.

What are the fees and expenses of each Fund and what are they expected to be after the Reorganization?

Shareholders of the Funds pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy, hold and sell shares of each Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. The tables show the pro forma expenses of the combined Acquiring Fund after giving effect to the Reorganization, based on pro forma net assets as of September 30, 2025. The fee tables do not reflect the costs associated with the Reorganization, which will be paid by the Adviser. Only pro forma combined fees and expenses information is provided for the Acquiring Fund because the Acquiring Fund will not commence operations until the Reorganization is completed.

As shown below, the Reorganization is expected to result in significantly lower total annual operating expenses for shareholders of the Target Fund.

Target Fund Shareholders will not pay any sales load, contingent deferred sales charge, brokerage commission, redemption fee, or other transaction fee in connection with the receipt of ETF shares from the Reorganization.

Shareholder Fees (fees paid directly from your investment)

	Sterling Capital Behavioral Large Cap Value Equity Fund – Class A Shares	Sterling Capital Behavioral Large Cap Value Equity Fund – Class C Shares	Sterling Capital Behavioral Large Cap Value Equity Fund – Institutional Share Class	Sterling Capital Behavioral Large Cap Value Equity Fund – Class R6 Shares	Sterling Capital Small Cap Value Focused Factor ETF (pro forma)
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	1.00%	None	None	None
Redemption Fee	None	None	None	None	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

	Sterling Capital Behavioral Large Cap Value Equity Fund – Class A	Sterling Capital Behavioral Large Cap Value Equity Fund – Class C	Sterling Capital Behavioral Large Cap Value Equity Fund – Institutional Class	Sterling Capital Behavioral Large Cap Value Equity Fund – Class R6	Sterling Capital Large Cap Value Focused Factor ETF (pro forma)
Management Fees	0.45%	0.45%	0.45%	0.45%	0.55%[2]
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%	0.00%	None[3]
Other Expenses	0.35%	0.35%	0.35%	0.35%	0.00%[4]
Total Annual Fund Operating Expenses	1.05%	1.80%	0.80%	0.80%	0.55%
Fee Waiver and/or Expense Reimbursements	N/A	N/A	N/A	0.11%[1]	N/A
Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements	1.05%	1.80%	0.80%	0.69%[1]	0.55%

[1]	The Target Fund’s administrator, Sterling Capital, has contractually agreed to waive its administrative fees, pay Target Fund operating expenses, and/or reimburse the Target Fund 0.11% of the Class R6 shares’ average daily net assets through January 31, 2027. This contractual limitation may be terminated during this period only by the Target Fund’s Board of Trustees, and will automatically terminate upon termination of the Administration Agreement between the Target Fund and the administrator.

[2]	Includes an investment advisory fee of 0.45% and a unitary administrative services fee of 0.10%.

[3]	The Acquiring Fund has adopted a Rule 12b-1 Distribution Plan, and the Board has authorized a 12b-1 fee not to exceed 0.25% of the average daily net assets of Acquiring Fund Shares. No Distribution and Service (12b-1) fee is currently paid by the Acquiring Fund or will be made during the first twelve (12) month period from the date of this prospectus. Thereafter, 12b-1 fees may only be imposed after approval by the Acquiring Fund’s Board.

[4]	Amounts have been estimated for the current fiscal year.

Example

These examples are intended to help you compare the cost of investing in the Target Fund’s Class A, Class C, Class R6 and Institutional Class shares with the cost of investing in Acquiring Fund Shares, both before and after the Reorganization. The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Target Fund’s operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Sterling Capital Behavioral Large Cap Value Equity Fund – Class A	$676	$890	$1,121	$1,784
Sterling Capital Behavioral Large Cap Value Equity Fund – Class C	$281	$661	$1,065	$2,195
Sterling Capital Behavioral Large Cap Value Equity Fund – Institutional Class	$82	$255	$444	$990
Sterling Capital Behavioral Large Cap Value Equity Fund – Class R6	$68	$242	$431	$978
Pro Forma – Sterling Capital Large Cap Value Focused Factor ETF (assuming the Reorganization is completed)	$56	$177	$308	$691

How do the performance records of the Funds compare?

The Acquiring Fund is a newly-formed “shell” fund that has not yet commenced operations. The Acquiring Fund has been organized solely in connection with the Reorganization to acquire all of the assets and assume all of the liabilities of the Target Fund and continue the business of the Target Fund, except that the Acquiring Fund will operate as an ETF instead of a mutual fund. The Acquiring Fund will have no performance history prior to the Reorganization.

The Target Fund will be the “accounting survivor” after the Reorganization. This means that the Acquiring Fund will adopt the historical accounting records and performance of Institutional Class shares of the Target Fund. The Target Fund’s past performance is not necessarily an indication of how the Acquiring Fund will perform in the future.

The bar chart and table below provide some indication of the risks of investing in the Target Fund by showing changes in the Target Fund’s Institutional Class shares’ performance from year-to-year and by showing how the Target Fund’s average annual returns for the past one-, five- and ten-year periods compare with those of a broad measure of market performance and an additional index that reflects the principal investment strategies of the Target Fund. The Acquiring Fund will use the Bloomberg U.S. 3000® Index as its primary regulatory benchmark and the Bloomberg U.S. 1000 Value® Index as its strategy index, which are the same as those used by the Target Fund.

The performance of the Class A, Class C and Class R6 shares differs from Institutional Class performance because the classes pay different expenses. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Sterling Capital Behavioral Large Cap Value Equity Fund

Calendar Year Total Returns – Institutional Shares Annual Total Return for years ended 12/31

Year-to-date total return. The fund’s total return for the six months ended June 30, 2026, was 18.16%.

Highest/Lowest quarterly results during this period were:

Highest	14.78%	(quarter ended March 31, 2021)
Lowest	-26.64%	(quarter ended March 31, 2020)

Average Annual Total Returns (for the period ended December 31, 2025)
	1	5	10
Share Class	Year	Year	Year
Institutional Class – Before Taxes	23.55%	15.80%	11.25%
Institutional Class – After Taxes on Distributions	23.06%	15.36%	10.40%
Institutional Class – Return After Taxes on Distributions and Sale of Fund Shares	14.23%	12.67%	9.00%
Class A – Before Taxes	16.15%	14.16%	10.32%
Class C – Before Taxes	22.27%	14.65%	10.15%
Class R6 – Before Taxes	23.77%	15.93%	11.33%
Bloomberg U.S. 3000® Index(1) (reflects no deduction for fees, expenses, or taxes)	17.21%	13.09%	14.27%
Russell 3000® Index(1) (reflects no deductions for fees, expenses, or taxes)	17.15%	13.15%	14.29%
Bloomberg U.S. 1000 Value® Index(2) (reflects no deductions for fees, expenses, or taxes)	16.53%	13.14%	11.07%

(1)	The Bloomberg U.S. 3000® Index is the Fund’s new regulatory benchmark. Previously, the Fund’s regulatory benchmark was the Russell 3000® Index. The new regulatory benchmark represents a broad measure of market performance and is included to comply with regulatory requirements.

(2)	The Bloomberg U.S. 1000 Value® Index is the strategy index for the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax- advantaged arrangements such as 401(k) plans or individual retirement accounts.

The Target Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at https://sterlingcapital.com/investments/exchange-traded-funds/ or by calling the Target Fund at (888) 637-7798.

How do the Funds’ portfolio turnover rates compare?

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect Fund performance. Because the Acquiring Fund has not yet commenced operations, no portfolio turnover rate is available for the Acquiring Fund.

During the fiscal year ended September 30, 2025, the Target Fund’s portfolio turnover rate was approximately 108.16% of the average value of its portfolio.

Where can I find more financial and performance information about the Target Fund?

Attached as Exhibit C below are the financial highlights tables of the Target Fund. Additional information is available in the Target Fund’s Prospectus, Statement of Additional Information, and the most recent Form N-CSR and Form N-CSRS filings, as applicable. Because the Acquiring Fund has not yet commenced operations, Form N-CSR and Form N-CSRS filings for the Acquiring Fund are not available.

The Target Fund’s Prospectus is incorporated herein by reference and is legally deemed to be part of this combined Prospectus/ Information Statement. The Target Fund’s Statement of Additional Information is also incorporated herein by reference.

Each of these documents has been filed with the SEC and is available, free of charge, by (i) calling toll-free at (888) 637-7798, (ii) accessing the documents at the Funds’ website at http://www.sterlingcapitalfunds.com/funds, or (iii) writing to the Funds at the address listed above. In addition, these documents may be obtained from the EDGAR database on the SEC’s Internet site at http://www.sec.gov. You also may obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

REORGANIZATION 2: STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND INTO STERLING CAPITAL SMALL CAP VALUE FOCUSED FACTOR ETF

COMPARISON OF IMPORTANT FEATURES OF THE FUNDS

Are there any significant differences between the investment objectives, policies and strategies of the Funds?

Sterling Capital Behavioral Small Cap Value Equity Fund (for purposes of Reorganization 2, the “Target Fund”) operates as a mutual fund, offering shares that are redeemable on each business day and daily liquidity. Sterling Capital Small Cap Value Focused Factor ETF (for purposes of Reorganization 2, the “Acquiring Fund” and, together with the Target Fund, the “Funds”) operates as an ETF. As an ETF, the Acquiring Fund offers shares that are bought and sold on a national securities exchange, which gives investors the ability to buy their shares throughout the day at the current market price (which may be at a premium or discount to NAV).

The Acquiring Fund will be managed using the same investment objective and substantially the same principal investment strategies, except as noted below, currently used by the Target Fund.

In connection with the Reorganization, the Sterling Capital Behavioral Small Cap Value Equity Fund has been renamed the Sterling Capital Small Cap Value Focused Factor ETF to reflect revisions to the investment process used by the Adviser in managing the Acquiring Fund. Specifically, the Acquiring Fund applies a disciplined, systematic factor-driven approach to portfolio construction using the Adviser’s “Focused Factor” strategy, which seeks to capitalize upon value and momentum factors the Adviser believes are durable and long lasting due to investor behavioral biases such as experienced-based techniques or emotion for investment decision making rather than through fundamental research or company visits. By contrast, the Target Fund applies “behavioral finance” principles and seeks to capitalize on behaviorally driven market anomalies by employing a disciplined investment process. Both concepts are implemented in the same way and focus on investor biases, experienced-based techniques or emotions.

In addition, the SEC recently amended Rule 35d-1 under the 1940 Act to require a fund that use the term “value” in its name to adopt a policy to invest, under normal circumstances, at least 80% of the value of its assets in investments with “value” characteristics. Because the Acquiring Fund’s name includes the term “Value,” the Acquiring Fund has adopted a revised 80% Policy that reflects its focus on securities that have “value characteristics”, as described in the table below.

For purposes of the Acquiring Fund’s 80% Policy, equity securities of value companies identified by Sterling Capital must clear one of five defined value screens, i.e., inclusion in the Bloomberg US 3000® Value Index, or meeting specified free cash flow yield, operating cash flow multiple, trailing twelve-month price/earnings ratio, or estimated forward twelve-month price/earnings ratio. By contrast, the Target Fund does not include or define “value” with respect to its 80% Policy.

The changes to the principal investment strategies are not expected to result in any significant differences in how the Acquiring Fund is managed.

The Adviser does not expect that the difference discussed above will result in any significant changes to the management of the Acquiring Fund.

Investment Objective and Principal Investment Strategies

The following table reproduces the investment objective and principal investment strategies as disclosed in the Target Fund’s Prospectus. Where the investment objective or principal investment strategies of the Acquiring Fund differ from those of the Target Fund, such changes are marked in ~~red strikethrough~~ text (to represent deletions) and blue underlined text (to represent additions).

	Sterling Capital Behavioral Small Cap Value Equity Fund	Sterling Capital Small Cap Value Focused Factor ETF	Comparison of Sterling Capital Behavioral Small Cap Value Equity Fund’s and Sterling Capital Small Cap Value Focused Factor ETF’s Investment Objective and Principal Investment Strategies
Investment Objective	The Fund seeks maximum long-term total return, by investing primarily in equity securities of small capitalization companies.	The Fund seeks maximum long-term total return, by investing primarily in equity securities of small capitalization companies.	No change.
Principal Investment Strategies	To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the equity securities of small capitalization companies. Small capitalization companies are defined as companies with market capitalizations within the range of those companies in the Bloomberg U.S. 2000® Index at the time of purchase. As of December 31, 2025, the smallest company in the Bloomberg U.S. 2000® Index had a market capitalization of $1.2 million and the largest company had a market capitalization of $15.1 billion. The Fund invests primarily in U.S. traded equity securities of small capitalization companies. The term “U.S. traded equity securities” refers to domestically traded U.S. common stocks

The Fund is an actively managed exchange traded fund (“ETF”). To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the equity securities of small capitalization companies identified by Sterling Capital Management LLC (“Sterling Capital”) as having value characteristics. Investments in derivatives are counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities.

For purposes of the Fund’s 80% policy, equity securities of small capitalization companies identified by Sterling Capital are equity

The Fund is an actively managed exchange traded fund (“ETF”). To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the equity securities of small capitalization companies~~. Small~~ identified by Sterling Capital Management LLC (“Sterling Capital”) as having value characteristics. Investments in derivatives are counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities.

For purposes of the Fund’s 80% policy, equity securities of small capitalization companies ~~are defined as companies with~~ identified by

(including securities of real estate investment trusts (“REITs”) and exchange-traded funds (“ETFs”)), and U.S. traded equity stocks of foreign companies. The Fund may invest in securities of middle and large capitalization companies.

Sterling Capital Management LLC (“Sterling Capital”) applies “behavioral finance” principles in the construction of the Fund’s portfolio. Behavioral finance theorizes that investment decisions are often influenced by biases, heuristics (i.e., experienced-based techniques for decision making) and emotion, and that investors can be predictable (and, at times, irrational) in their decision making. These emotionally charged investment decisions can lead to stock price anomalies that create opportunities in the marketplace. Sterling Capital seeks to capitalize on these behaviorally driven market anomalies by employing a disciplined investment process. In implementing behavioral finance principles, Sterling Capital ranks companies in the Fund’s investment universe based on a number of factors that it believes can be indicators of under- or over-valuation of a security by the market, such as valuation (e.g., seeking to invest in companies that Sterling Capital believes are undervalued), price momentum (e.g., identifying securities that at the time of purchase have market capitalizations within the range of those companies in the Bloomberg U.S. 2000® Index. As of December 31, 2025, the smallest company in the Bloomberg U.S. 2000® Index had a market capitalization of $1.2 million and the largest company had a market capitalization of $15.1 billion.

For purposes of the Fund’s 80% policy, equity securities of value companies identified by Sterling Capital are equity securities that at the time of purchase clear any one of several screens: (i) inclusion in the Bloomberg US 3000® Value Index; (ii) have a free cash flow yield above the weighted average of the Bloomberg US 3000® Value Index, where “free cash flow yield” is defined as reported free cash flow (operating cash flow less capital expenditures) per share over the trailing twelve months divided by the current share price; (iii) have an operating cash flow multiple below the weighted average of the Bloomberg US 3000® Value Index, where “operating cash flow multiple” is defined as the current share price divided by reported operating cash flow; (iv) have a trailing twelve month price/earnings ratio below the weighted average of the Bloomberg US 3000® Value Index; or (v) have an estimated forward twelve month price/earnings ratio

Sterling Capital are equity securities that at the time of purchase have market capitalizations within the range of those companies in the Bloomberg U.S. 2000® Index ~~at the time of purchase~~. As of December 31, 2025, the smallest company in the Bloomberg U.S. 2000® Index had a market capitalization of $1.2 million and the largest company had a market capitalization of $15.1 billion.

For purposes of the Fund’s 80% policy, equity securities of value companies identified by Sterling Capital are equity securities that at the time of purchase clear any one of several screens: (i) inclusion in the Bloomberg US 3000® Value Index; (ii) have a free cash flow yield above the weighted average of the Bloomberg US 3000® Value Index, where “free cash flow yield” is defined as reported free cash flow (operating cash flow less capital expenditures) per share over the trailing twelve months divided by the current share price; (iii) have an operating cash flow multiple below the weighted average of the Bloomberg US 3000® Value Index, where “operating cash flow multiple” is defined as the current share price divided by reported operating cash flow; (iv) have a trailing twelve month price/earnings ratio below the weighted average of the Bloomberg US 3000® Value Index; or (v) have an estimated forward twelve month price/earnings securities that Sterling Capital believes will experience sustained positive price momentum) and earnings revisions (e.g., identifying and capitalizing on what Sterling Capital believes are under-reactions by the market to positive earnings revisions). Sterling Capital also takes into account such factors as market capitalization, country exposure, and sector exposure to construct a diversified portfolio. Sterling Capital considers selling a security when the security’s ranking becomes less attractive and/or in light of liquidity, sector exposure, country exposure or diversification considerations.

below the weighted average of the Bloomberg US 3000® Value Index.

The Fund invests primarily in U.S. traded equity securities of small capitalization companies. The term “U.S. traded equity securities” refers to domestically traded U.S. common stocks (including securities of real estate investment trusts (“REITs”) and exchange-traded funds (“ETFs”)), and U.S. traded equity stocks of foreign companies. The Fund may invest in securities of middle and large capitalization companies.

"Sterling Capital “Focused Factor” strategies apply a disciplined, systematic factor-driven approach to portfolio construction that seeks to capitalize upon value and momentum factors Sterling Capital believes are durable and long lasting due to investor behavioral biases (e.g., experienced-based techniques or emotion for investment decision making) rather than through fundamental research or company visits. This approach is centered on the belief that humans can be prone to cognitive biases and errors that manifest in observable, measurable ways in the market; the process's key is a framework that identifies stocks that have been mispriced by irrational investor behavior. Stock selection ranks the smallest 15% of U.S. stocks on a composite rank of 2/3 value ratio below the weighted average of the Bloomberg US 3000® Value Index.

The Fund invests primarily in U.S. traded equity securities of small capitalization companies. The term “U.S. traded equity securities” refers to domestically traded U.S. common stocks (including securities of real estate investment trusts (“REITs”) and exchange-traded funds (“ETFs”)), and U.S. traded equity stocks of foreign companies. The Fund may invest in securities of middle and large capitalization companies.

~~Sterling Capital Management LLC (“Sterling Capital”) applies “behavioral finance” principles in the construction of the Fund’s portfolio. Behavioral finance theorizes that investment decisions are often influenced by biases, heuristics (i.e., experienced-based techniques for decision making) and emotion, and that investors can be predictable (and, at times, irrational) in their decision making. These emotionally charged investment decisions can lead to stock price anomalies that create opportunities in the marketplace. Sterling Capital seeks to capitalize on these behaviorally driven market anomalies by employing a disciplined investment process. In implementing behavioral finance principles, Sterling Capital ranks companies in the Fund’s~~

and 1/3 momentum factor exposures. Examples of value proxies employed are free cash flow, cash flow from operations yield, tangible book value and trailing price earnings. Examples of momentum proxies utilized are nine-month trailing price momentum and three-month earnings revision. The firm conducts a qualitative review of the output to eliminate insufficiency or incorrect data. Stocks ranking favorable in our framework are purchased, subject to market cap, position size constraints, and GICS industry group constraints.

Sterling’s Focused Factor Equity Team employs a disciplined factor-driven approach that capitalizes on valuation and momentum anomalies with demonstrated long-term efficacy. These strategies are complementary to those offered through fundamental research-driven teams, with a research and investment process grounded in the principles of behavioral finance — the belief that successful active management is possible by understanding and capitalizing on the psychology that drives many investment decisions. Humans are prone to cognitive biases and errors that manifest in observable, measurable ways in the market; the process’s key is a framework that identifies stocks that have been mispriced by irrational

~~investment universe based on a number of factors that it believes can be indicators of under- or over-valuation of a security by the market, such as valuation (e.g., seeking to invest in companies that Sterling Capital believes are undervalued), price momentum (e.g., identifying securities that Sterling Capital believes will experience sustained positive price momentum) and earnings revisions (e.g., identifying and capitalizing on what Sterling Capital believes are under-reactions by the market to positive earnings revisions). Sterling Capital also takes into account such factors as market capitalization, country exposure, and sector exposure to construct a diversified portfolio. Sterling Capital considers selling a security when the security’s ranking becomes less attractive and/or in light of liquidity, sector exposure, country exposure or diversification considerations.~~

Sterling Capital “Focused Factor” strategies apply a disciplined, systematic factor-driven approach to portfolio construction that seeks to capitalize upon value and momentum factors Sterling Capital believes are durable and long lasting due to investor behavioral biases (e.g., experienced-based techniques or emotion for investment decision making) rather than through fundamental research or investor behavior. These biases manifest themselves in observable and measurable ways in the market. The key to the process is a framework that identifies and captures valuation and momentum anomalies that are squarely based on behavioral finance concepts, where anomalies present forward return opportunities that vary from what might be commonly expected. Sterling’s Focused Factor Equity Team believes it is possible to create an investment process that can identify opportunities created in the wake of investor behavior.

The Fund may trade its securities actively.

company visits. This approach is centered on the belief that humans can be prone to cognitive biases and errors that manifest in observable, measurable ways in the market; the process's key is a framework that identifies stocks that have been mispriced by irrational investor behavior. Stock selection ranks the smallest 15% of U.S. stocks on a composite rank of 2/3 value and 1/3 momentum factor exposures. Examples of value proxies employed are free cash flow, cash flow from operations yield, tangible book value and trailing price earnings. Examples of momentum proxies utilized are nine-month trailing price momentum and three-month earnings revision. The firm conducts a qualitative review of the output to eliminate insufficiency or incorrect data. Stocks ranking favorable in our framework are purchased, subject to market cap, position size constraints, and GICS industry group constraints.

Sterling’s Focused Factor Equity Team employs a disciplined factor-driven approach that capitalizes on valuation and momentum anomalies with demonstrated long-term efficacy. These strategies are complementary to those offered through fundamental research-driven teams, with a research and investment process grounded in the principles of behavioral finance — the belief that successful active management is possible by understanding and capitalizing on the psychology that drives many investment decisions. Humans are prone to cognitive biases and errors that manifest in observable, measurable ways in the market; the process’s key is a framework that identifies stocks that have been mispriced by irrational investor behavior. These biases manifest themselves in observable and measurable ways in the market. The key to the process is a framework that identifies and captures valuation and momentum anomalies that are squarely based on behavioral finance concepts, where anomalies present forward return opportunities that vary from what might be commonly expected. Sterling’s Focused Factor Equity Team believes it is possible to create an investment process that can identify opportunities created in the wake of investor behavior.

The Fund may trade its securities actively.

Further information about the Target Fund’s and Acquiring Fund’s investment objective and strategies is contained in the Prospectus and Statement of Additional Information of the Funds, which are on file with the SEC and incorporated herein by reference.

Investment Policies and Restrictions

The fundamental investment policies of the Target Fund and the Acquiring Fund are identical.

The non-fundamental investment policies of the Target Fund and the Acquiring Fund are the same, except that the Target Fund includes a non-fundamental restriction related to selling securities short while the Acquiring Fund does not. The Funds’ fundamental investment policies and non-fundamental policies are set forth in Exhibit B. After the Reorganization occurs, the combined Fund will be subject to the fundamental investment policies of the Acquiring Fund. Fundamental investment policies may not be changed without shareholder approval. Non-fundamental policies may be changed without shareholder approval but require at least 60 days prior notice to shareholders before any changes may take effect.

How do the principal investment risks of the Funds compare?

The risks associated with an investment in the Target Fund and the Acquiring Fund are similar, except that, as a shareholder of the Acquiring Fund, you would also be subject to risks related to the Acquiring Fund’s ETF structure. While there are certain differences between the Acquiring Fund’s and the Target Fund’s risk disclosure, the Adviser does not expect the differences in the disclosure or description of such risks to result in or reflect any material differences in how the Acquiring Fund will be managed relative to how the Target Fund is currently managed. For example, the Acquiring Fund may include additional risks or use different terminology to describe the risks applicable to such Fund’s principal investment strategies that are intended to clarify the risks associated with an investment in the Acquiring Fund.

The following chart identifies the principal risks associated with each Fund. Each of the principal risks of the Acquiring Fund appears in Exhibit A.

Principal Risks	Target Fund	Acquiring Fund
Active Trading Risk	X	X
Company-Specific Risk	X	X
ETF Risk	X	X
ETF Structure Risks		X
Focused Investment Risk	X	X
Investment Style Risk	X	X
Management Risk	X	X
Market Risk	X	X
Mid Capitalization Company Risk	X	X
Operational and Technology Risk	X	X
Real Estate-Related Investment and REIT Risk	X	X
Small Capitalization Company Risk	X	X

Who manages the Funds?

The Funds are series of the Trust. The Trust is governed by a Board of Trustees, which is responsible for overseeing all business activities of the Funds.

Investment Adviser of the Funds. Sterling Capital Management LLC, the Funds’ investment adviser, is located at 434 Fayetteville St. Suite 500 Raleigh, NC 27601. The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended.

As of September 30, 2026, the Adviser had approximately $67 billion in assets under management.

Portfolio Management. The same individuals responsible for the day-to-day portfolio management of the Target Fund will be responsible for the day-to-day portfolio management of the Acquiring Fund.

Robert W. Bridges, CFA®, Senior Managing Director, Chief Investment Officer and Head of Equity, joined the Adviser in 1996 and has been co-portfolio manager of the Target Fund since June 2013.

Robert O. Weller, CFA®, Executive Director, joined the Adviser in 2012 and has been co-portfolio manager of the Target Fund since June 2013.

The Statement of Additional Information for the Target Fund dated February 1, 2026, as supplemented (the “Target Fund SAI”) and the Statement of Additional Information for the Acquiring Fund dated October 19, 2026 (the “Acquiring Fund SAI”), provide additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds. For information on how to obtain a copy of the Target Fund SAI and the Acquiring Fund SAI, please see the section entitled “INFORMATION ABOUT THE FUNDS.”

Are the investment advisory fee rates the same?

Yes. The investment advisory fee rates for the Target Fund and the Acquiring Fund are the same: 0.60% annually as a percentage of each Fund’s daily net assets.

For the fiscal year ended September 30, 2025, after waivers and expense reimbursements, $605,560 was required to be paid by the Target Fund to the Adviser for the Adviser’s investment advisory services provided. Because the Acquiring Fund has not yet commenced operations, no investment advisory fees have been paid to the Adviser.

Will total expenses of the Acquiring Fund be lower than the total expenses of the Target Fund?

Following the Reorganization, the total annual fund operating expenses of the Acquiring Fund are expected to be significantly lower than those of each share class of the Target Fund. The Acquiring Fund employs a unitary administrative services fee structure pursuant to which the Adviser bears substantially all operating expenses of the Acquiring Fund, subject to certain exceptions. Each Acquiring Fund pays identical contractual investment advisory fee rates as the corresponding Target Fund.

Under the Investment Advisory Agreement between the Trust, on behalf of the Target Fund, and the Adviser, the fee payable to the Adviser by the Target Fund for investment advisory services is the lesser of (a) a fee computed daily and paid monthly at the annual rate of 0.60%; or (b) such fee as may from time to time be agreed upon in writing by the Trust and the Adviser. The Target Fund’s administrator, Sterling Capital Management LLC, has contractually agreed to waive its administrative fees, pay Target Fund operating expenses, and/or reimburse the Target Fund 0.06% of the Class R6 shares’ average daily net assets through January 31, 2027.

Pursuant to an investment advisory agreement between the Trust, on behalf of the Acquiring Fund, and the Adviser (the “Investment Advisory Agreement”), the Adviser assumes all investment duties and has full discretionary power and authority with respect to the investment of the assets of each Fund. In that capacity, the Adviser is responsible for making day-to-day investment decisions for the Acquiring Fund and trading portfolio securities and other investment instruments on behalf of the Acquiring Fund, including selecting broker-dealers to execute purchase and sale transactions. For the services it provides to the Acquiring Fund under the Investment Advisory Agreement, the Acquiring Fund pays the Adviser fees, calculated daily and paid monthly, at an annual rate of 0.60% of the Acquiring Fund’s average daily net assets.

Pursuant to a unitary fee administrative services agreement between the Trust, on behalf of the Acquiring Fund (the “Unitary Fee Administrative Services Agreement”), and the Adviser, the Adviser provides administrative services to the Acquiring Fund and has agreed to pay all expenses incurred by the Acquiring Fund except for (i) the Acquiring Fund’s fees payable to the Adviser under the Investment Advisory Agreement and Unitary Fee Administrative Services Agreement, (ii) expenses incurred in connection with any distribution and service plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees, if any, (iii) investment-related expenses of any kind, including all fees and expenses incurred with respect to the acquisition, holding, voting and/or disposition of portfolio securities, and any expenses incurred with respect to the reorganization, restructuring or workout-related expenses related to any investment, and the execution of portfolio transactions (such as brokerage commissions, clearing and settlement costs, and any other kind of transaction expenses and costs associated with tax reclaims); (iv) borrowing and other investment-related costs and fees, including interest, commitment and other fees and costs; (v) acquired fund fees and expenses; (vi) interest expenses; (vii) taxes (including, but not limited to, income, excise, transfer and withholding taxes) and governmental fees; (viii) litigation expenses of any kind (including fees and expenses of counsel retained by or on behalf of the Trust or the Acquiring Fund) and any fees, costs or expenses payable by the Trust or the Acquiring Fund pursuant to indemnification or advancement obligations to which the Trust or the Acquiring Fund may be subject (pursuant to contract or otherwise); (ix) custody or other expenses attributable to negative interest rates on investments or cash; (x) short dividend expense; (xi) salaries and other compensation or expenses, including travel expenses, of any of the Trust’s executive officers and employees, if any, who are not officers, directors, shareholders, members, partners or employees of the Adviser or its subsidiaries or affiliates; (xii) organizational and offering expenses of the Trust and the Acquiring Fund; (xiii) costs related to any meetings of shareholders, including any costs associated with the preparation, printing, and transmission of proxy or information statements and proxy solicitation; (xiv) fees or expenses payable or other costs incurred in connection with the Acquiring Fund’s securities lending program; (xv) any other expenses which are capitalized in accordance with generally accepted accounting principles; (xvi) extraordinary expenses; and (xvii) such other expenses as approved by a majority of the Board. For the services it provides to the Acquiring Fund under the Unitary Fee Administrative Services Agreement, the Acquiring Fund pays the Adviser fees, calculated daily and paid monthly, at an annual rate of 0.15% of the Acquiring Fund’s average daily net assets.

What are the fees and expenses of each Fund and what are they expected to be after the Reorganization?

Shareholders of the Funds pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy, hold and sell shares of each Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. The tables show the pro forma expenses of the combined Acquiring Fund after giving effect to the Reorganization, based on pro forma net assets as of September 30, 2025. The fee tables do not reflect the costs associated with the Reorganization, which will be paid by the Adviser. Only pro forma combined fees and expenses information is provided for the Acquiring Fund because the Acquiring Fund will not commence operations until the Reorganization is completed.

As shown below, the Reorganization is expected to result in significantly lower total annual operating expenses for shareholders of the Target Fund.

Target Fund Shareholders will not pay any sales load, contingent deferred sales charge, brokerage commission, redemption fee, or other transaction fee in connection with the receipt of ETF shares from the Reorganization.

Shareholder Fees (fees paid directly from your investment)

	Sterling Capital Behavioral Small Cap Value Equity Fund – Class A Shares	Sterling Capital Behavioral Small Cap Value Equity Fund – Class C Shares	Sterling Capital Behavioral Small Cap Value Equity Fund – Institutional Share Class	Sterling Capital Behavioral Small Cap Value Equity Fund – Class R6 Shares	Sterling Capital Small Cap Value Focused Factor ETF (pro forma)
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	1.00%	None	None	None
Redemption Fee	None	None	None	None	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

	Sterling Capital Behavioral Small Cap Value Equity Fund – Class A	Sterling Capital Behavioral Small Cap Value Equity Fund – Class C	Sterling Capital Behavioral Small Cap Value Equity Fund – Institutional Class	Sterling Capital Behavioral Small Cap Value Equity Fund – Class R6	Sterling Capital Small Cap Value Focused Factor ETF (pro forma)
Management Fees	0.60%	0.60%	0.60%	0.60%	0.75%[2]
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%	0.00%	None[3]
Other Expenses	0.24%	0.24%	0.24%	0.24%	0.00%[4]
Total Annual Fund Operating Expenses	1.09%	1.84%	0.84%	0.84%	0.75%
Fee Waiver and/or Expense Reimbursements	N/A	N/A	N/A	0.06%[1]	N/A
Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements	1.09%	1.84%	0.84%	0.78%[1]	0.75%

[1]	The Target Fund’s administrator, Sterling Capital, has contractually agreed to waive its administrative fees, pay Target Fund operating expenses, and/or reimburse the Target Fund 0.06% of the Class R6 Shares’ average daily net assets for the period from February 1, 2026 through January 31, 2027. This contractual waiver may be terminated during this period only by the Target Fund’s Board of Trustees and will automatically terminate upon termination of the Administration Agreement between the Target Fund and Sterling Capital.

[2]	Includes an investment advisory fee of 0.60% and a unitary administrative services fee of 0.15%.

[3]	The Acquiring Fund has adopted a Rule 12b-1 Distribution Plan, and the Board of Trustees (the “Board”) has authorized a 12b-1 fee not to exceed 0.25% of the average daily net assets of Acquiring Fund shares. No Distribution and Service (12b-1) fee is currently paid by the Acquiring Fund or will be made during the first twelve (12) month period from the date of this prospectus. Thereafter, 12b-1 fees may only be imposed after approval by the Acquiring Fund’s Board

[4]	Amounts have been estimated for the current fiscal year.

Example

These examples are intended to help you compare the cost of investing in the Target Fund’s Class A, Class C, Class R6 and Institutional Class shares with the cost of investing in Acquiring Fund Shares, both before and after the Reorganization. The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Target Fund’s operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Sterling Capital Behavioral Small Cap Value Equity Fund – Class A	$680	$902	$1,141	$1,827
Sterling Capital Behavioral Small Cap Value Equity Fund – Class C	$285	$673	$1,141	$2,237
Sterling Capital Behavioral Small Cap Value Equity Fund – Institutional Class	$86	$268	$466	$1,037
Sterling Capital Behavioral Small Cap Value Equity Fund – Class R6	$80	$262	$460	$1,032
Pro Forma – Sterling Capital Small Cap Focused Factor Value ETF (assuming the Reorganization is completed)	$77	$241	$418	$933

How do the performance records of the Funds compare?

The Acquiring Fund is a newly-formed “shell” fund that has not yet commenced operations. The Acquiring Fund has been organized solely in connection with the Reorganization to acquire all of the assets and assume all of the liabilities of the Target Fund and continue the business of the Target Fund, except that the Acquiring Fund will operate as an ETF instead of a mutual fund. The Acquiring Fund will have no performance history prior to the Reorganization.

The Target Fund will be the “accounting survivor” after the Reorganization. This means that the Acquiring Fund will adopt the historical accounting records and performance of Institutional Class shares of the Target Fund. The Target Fund’s past performance is not necessarily an indication of how the Acquiring Fund will perform in the future.

The bar chart and table below provide some indication of the risks of investing in the Target Fund by showing changes in the Target Fund’s Institutional Class shares’ performance from year-to-year and by showing how the Target Fund’s average annual returns for the past one-, five- and ten-year periods compare with those of a broad measure of market performance and an additional index that reflects the principal investment strategies of the Target Fund. The Acquiring Fund will use the Bloomberg U.S. 3000® Index as its primary regulatory benchmark and the Bloomberg U.S. 2000 Value® Index as its strategy index, which are the same benchmarks that the Target Fund uses.

The performance of the Class A, Class C and Class R6 shares differs from Institutional Class performance because the classes pay different expenses. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Sterling Capital Behavioral Small Cap Value Equity Fund

Calendar Year Total Returns – Institutional Class Shares

Year-to-date total return. The fund’s total return for the six months ended June 30, 2026, was 21.63%.

Highest/Lowest quarterly results during this period were:

Highest	25.24%	(quarter ended March 31, 2021)
Lowest	-38.86%	(quarter ended March 31, 2020)

Average Annual Total Returns (for the period ended December 31, 2025)
	1	5	10
Share Class	Year	Year	Year
Institutional Class – Before Taxes	8.46%	12.69%	8.84%
Institutional Class – After Taxes on Distributions	5.97%	10.95%	7.40%
Institutional Class – Return After Taxes on Distributions and Sale of Fund Shares	6.85%	9.96%	6.90%
Class A – Before Taxes	1.96%	11.09%	6.55%
Class C – Before Taxes	7.42%	11.59%	7.75%
Class R6(1) – Before Taxes	8.51%	12.75%	8.89%
Bloomberg U.S. 3000® Index(2) (reflects no deduction for fees, expenses, or taxes)	17.21%	13.09%	14.27%
Russell 3000® Index(2) (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
Bloomberg U.S. 2000 Value® Index(3) (reflects no deductions for fees, expenses, or taxes)	8.96%	10.22%	9.91%

(1)	Performance for Class R6 Shares for periods prior to inception on February 1, 2018 is based on the performance of the Institutional Shares for the Fund.

(2)	The Bloomberg U.S. 3000® Index is the Fund’s new regulatory benchmark. Previously, the Fund’s regulatory benchmark was the Russell 3000® Index. The new regulatory benchmark represents a broad measure of market performance and is included to comply with regulatory requirements.

(3)	The Bloomberg U.S. 2000 Value® Index is the strategy index for the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

The Target Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at https://sterlingcapital.com/investments/exchange-traded-funds/ or by calling the Target Fund at (888) 637-7798.

How do the Funds’ portfolio turnover rates compare?

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect Fund performance. Because the Acquiring Fund has not yet commenced operations, no portfolio turnover rate is available for the Acquiring Fund.

During the fiscal year ended September 30, 2025, the Target Fund’s portfolio turnover rate was approximately 89.59% of the average value of its portfolio.

Where can I find more financial and performance information about the Target Fund?

Attached as Exhibit C below are the financial highlights tables of the Target Fund. Additional information is available in the Target Fund’s Prospectus, Statement of Additional Information, and the most recent Form N-CSR and Form N-CSRS filings, as applicable. Because the Acquiring Fund has not yet commenced operations, Form N-CSR and Form N-CSRS filings for the Acquiring Fund are not available.

The Target Fund’s Prospectus is incorporated herein by reference and is legally deemed to be part of this combined Prospectus/ Information Statement. The Target Fund’s Statement of Additional Information is also incorporated herein by reference.

Each of these documents has been filed with the SEC and is available, free of charge, by (i) calling toll-free at (888) 637-7798, (ii) accessing the documents at the Funds’ website at http://www.sterlingcapitalfunds.com/funds, or (iii) writing to the Funds at the address listed above. In addition, these documents may be obtained from the EDGAR database on the SEC’s Internet site at http://www.sec.gov. You also may obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

REORGANIZATION 3: STERLING CAPITAL SMALL CAP VALUE FUND INTO STERLING CAPITAL SMALL CAP VALUE ETF

COMPARISON OF IMPORTANT FEATURES OF THE FUNDS

Are there any significant differences between the investment objectives, policies and strategies of the Funds?

Sterling Capital Small Cap Value Fund (for purposes of Reorganization 3, the “Target Fund”) operates as a mutual fund, offering shares that are redeemable on each business day and daily liquidity. Sterling Capital Small Cap Value ETF (for purposes of Reorganization 3, the “Acquiring Fund” and, together with the Target Fund, the “Funds”) operates as an ETF. As an ETF, the Acquiring Fund offers shares that are bought and sold on a national securities exchange, which gives investors the ability to buy their shares throughout the day at the current market price (which may be at a premium or discount to NAV).

The Acquiring Fund will be managed using the same investment objective and substantially the same principal investment strategies, except as noted below, currently used by the Target Fund.

The SEC recently amended Rule 35d-1 under the 1940 Act to require a fund that uses the term “value” in its name to adopt a policy to invest, under normal circumstances, at least 80% of the value of its assets in investments with “value” characteristics. Because the Acquiring Fund’s name includes the term “Value” in its name, the Acquiring Fund has adopted a revised 80% Policy that reflects its investment focus on securities that have “value characteristics”, as described in the table below.

For purposes of the Acquiring Fund’s 80% Policy, equity securities of value companies identified by Sterling Capital must clear one of five defined value screens, i.e., inclusion in the Bloomberg US 3000® Value Index, or meeting specified free cash flow yield, operating cash flow multiple, trailing twelve-month price/earnings ratio, or estimated forward twelve-month price/earnings ratio. By contrast, the Target Fund does not include or define “value” with respect to its 80% Policy.

The changes to the principal investment strategies are not expected to result in any significant differences in how the Acquiring Fund is managed.

Investment Objective and Principal Investment Strategies

The following table reproduces the investment objective and principal investment strategies as disclosed in the Target Fund’s Prospectus. Where the investment objective or principal investment strategies of the Acquiring Fund differ from those of the Target Fund, such changes are marked in ~~red strikethrough~~ text (to represent deletions) and blue underlined text (to represent additions).

	Sterling Capital Small Cap Value Fund	Sterling Capital Small Cap Value ETF	Comparison of Sterling Capital Small Cap Value Fund’s and Sterling Capital Small Cap Value ETF’s Investment Objective and Principal Investment Strategies
Investment Objective	The Fund seeks long-term capital appreciation.	The Fund seeks long-term capital appreciation.	No change.

Principal Investment Strategies

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets in common stock and securities convertible into common stock of small capitalization companies. Small cap companies include companies with market capitalizations, at the time of purchase, that are below the market capitalization of the largest company in the Bloomberg U.S. 2000® Index. As of December 31, 2025, the market capitalization of the largest company in the Bloomberg U.S. 2000® Index was $15.1 billion. The Fund may also invest in real estate investment trusts (“REITs”), including mortgage REITs, and other real estate-related securities.

Sterling Capital Management LLC (“Sterling Capital”) believes that undervalued companies with good earnings prospects have superior appreciation potential with reasonable levels of risk. Quantitatively, Sterling Capital focuses on a stock’s fundamental valuation relative to its peers. Sterling Capital considers additional quantitative measures, such as earnings momentum and relative price strength. Qualitatively, Sterling Capital seeks to identify business catalysts which will serve to drive future earnings growth, increase investor interest and expand valuation.

The Fund is an actively managed exchange traded fund (“ETF”). To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets in common stock and securities convertible into common stock of small capitalization companies identified by Sterling Capital Management LLC (“Sterling Capital”) as having value characteristics. Investments in derivatives are counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities.

For purposes of the Fund’s 80% policy, common stock and securities convertible into common stock of small capitalization companies identified by Sterling Capital are equity and equity-related securities that at the time of purchase have market capitalizations that are below the market capitalization of the largest company in the Bloomberg U.S. 2500® Index. As of December 31, 2025, the market capitalization of the largest company in the Bloomberg U.S. 2500® Index was $34.8 billion.

For purposes of the Fund’s 80% policy, equity securities of value companies identified by Sterling Capital are equity securities that at the time of purchase clear any one of several screens: (i) inclusion

The Fund is an actively managed exchange traded fund (“ETF”). To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets in common stock and securities convertible into common stock of small capitalization companies~~. Small cap companies include companies with market capitalizations,~~ identified by Sterling Capital Management LLC (“Sterling Capital”) as having value characteristics. Investments in derivatives are counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities.

For purposes of the Fund’s 80% policy, common stock and securities convertible into common stock of small capitalization companies identified by Sterling Capital are equity and equity-related securities that at the time of purchase~~,~~ have market capitalizations that are below the market capitalization of the largest company in the Bloomberg U.S. ~~2000~~ 2500® Index. As of December 31, 2025, the market capitalization of the largest company in the Bloomberg U.S. ~~2000~~ 2500® Index was $~~15.1~~ 34.8 billion. ~~The Fund may also invest in real estate investment trusts (“REITs”), including mortgage REITs, and other real estate-related securities.~~

in the Bloomberg US 3000® Value Index; (ii) have a free cash flow yield above the weighted average of the Bloomberg US 3000® Value Index, where “free cash flow yield” is defined as reported free cash flow (operating cash flow less capital expenditures) per share over the trailing twelve months divided by the current share price; (iii) have an operating cash flow multiple below the weighted average of the Bloomberg US 3000® Value Index, where “operating cash flow multiple” is defined as the current share price divided by reported operating cash flow per share over the trailing twelve months; (iv) have a trailing twelve month price/earnings ratio below the weighted average of the Bloomberg US 3000® Value Index; or (v) have an estimated forward twelve month price/earnings ratio below the weighted average of the Bloomberg US 3000® Value Index.

Sterling Capital believes that undervalued companies with good earnings prospects have superior appreciation potential with reasonable levels of risk. Quantitatively, Sterling Capital focuses on a stock's fundamental valuation relative to its peers. Sterling Capital considers additional quantitative measures, such as earnings momentum and relative price strength. Qualitatively, Sterling Capital utilizes internal and third-party research and analysis to identify business catalysts which will serve to drive

For purposes of the Fund’s 80% policy, equity securities of value companies identified by Sterling Capital are equity securities that at the time of purchase clear any one of several screens: (i) inclusion in the Bloomberg US 3000® Value Index; (ii) have a free cash flow yield above the weighted average of the Bloomberg US 3000® Value Index, where “free cash flow yield” is defined as reported free cash flow (operating cash flow less capital expenditures) per share over the trailing twelve months divided by the current share price; (iii) have an operating cash flow multiple below the weighted average of the Bloomberg US 3000® Value Index, where “operating cash flow multiple” is defined as the current share price divided by reported operating cash flow per share over the trailing twelve months; (iv) have a trailing twelve month price/earnings ratio below the weighted average of the Bloomberg US 3000® Value Index; or (v) have an estimated forward twelve month price/earnings ratio below the weighted average of the Bloomberg US 3000® Value Index.

Sterling Capital ~~Management LLC (“Sterling Capital”)~~ believes that undervalued companies with good earnings prospects have superior appreciation potential with reasonable levels of risk. Quantitatively, Sterling Capital focuses on a stock’s fundamental valuation relative to its peers. Sterling Capital considers additional

future earnings growth, increase investor interest and expand valuation.	quantitative measures, such as earnings momentum and relative price strength. Qualitatively, Sterling Capital ~~seeks~~ utilizes internal and third-party research and analysis to identify business catalysts which will serve to drive future earnings growth, increase investor interest and expand valuation.

Further information about the Target Fund’s and Acquiring Fund’s investment objective and strategies is contained in the Prospectus and Statement of Additional Information of the Funds, which are on file with the SEC and incorporated herein by reference.

Investment Policies and Restrictions

The fundamental investment policies of the Target Fund and the Acquiring Fund are identical.

The non-fundamental investment policies of the Target Fund and the Acquiring Fund are the same, except that the Target Fund includes a non-fundamental restriction related to selling securities short while the Acquiring Fund does not. The Funds’ fundamental investment policies and non-fundamental policies are set forth in Exhibit B. After the Reorganization occurs, the combined Fund will be subject to the fundamental investment policies of the Acquiring Fund. Fundamental investment policies may not be changed without shareholder approval. Non-fundamental policies may be changed without shareholder approval but require at least 60 days prior notice to shareholders before any changes may take effect.

How do the principal investment risks of the Funds compare?

The risks associated with an investment in the Target Fund and the Acquiring Fund are similar, except that, as a shareholder of the Acquiring Fund, you would also be subject to risks related to the Acquiring Fund’s ETF structure. While there are certain differences between the Acquiring Fund’s and the Target Fund’s risk disclosure, the Adviser does not expect the differences in the disclosure or description of such risks to result in or reflect any material differences in how the Acquiring Fund will be managed relative to how the Target Fund is currently managed. For example, the Acquiring Fund may include additional risks or use different terminology to describe the risks applicable to such Fund’s principal investment strategies that are intended to clarify the risks associated with an investment in the Acquiring Fund.

The following chart identifies the principal risks associated with each Fund. Each of the principal risks of the Acquiring Fund appears in Exhibit A.

Principal Risks	Target Fund	Acquiring Fund
Company-Specific Risk	X	X
Convertible Securities Risk	X	X
ETF Structure Risks		X
Focused Investment Risk	X	X
Investment Style Risk	X	X
Management Risk	X	X
Market Risk	X	X
Operational and Technology Risk	X	X
Real Estate-Related Investment and REIT Risk	X
Small Capitalization Company Risk	X	X

Who manages the Funds?

The Funds are series of the Trust. The Trust is governed by a Board of Trustees, which is responsible for overseeing all business activities of the Funds.

Investment Adviser of the Funds. Sterling Capital Management LLC, the Funds’ investment adviser, is located at 434 Fayetteville St. Suite 500 Raleigh, NC 27601. The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended.

As of September 30, 2026, the Adviser had approximately $67 billion in assets under management.

Portfolio Management. The same individuals responsible for the day-to-day portfolio management of the Target Fund will be responsible for the day-to-day portfolio management of the Acquiring Fund.

Gerald M. Van Horn, CFA®, Executive Director, joined the Adviser in August 2015 and has been lead portfolio manager of the Target Fund since its inception in November 2015.

Andrew T. DiZio, CFA®, Executive Director, joined the Adviser in 2015 and has been associate portfolio manager of the Target Fund since November 2015.

The Statement of Additional Information for the Target Fund dated February 1, 2026, as supplemented (the “Target Fund SAI”) and the Statement of Additional Information for the Acquiring Fund dated October 19, 2026 (the “Acquiring Fund SAI”), provide additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds. For information on how to obtain a copy of the Target Fund SAI and the Acquiring Fund SAI, please see the section entitled “INFORMATION ABOUT THE FUNDS.”

Are the investment advisory fee rates the same?

Yes. The investment advisory fee rates for the Target Fund and the Acquiring Fund are the same: 0.75% annually as a percentage of each Fund’s daily net assets. As discussed below, the Acquiring Fund’s Unitary Investment Advisory Agreement covers a broader range of services and expenses than the Target Fund’s Investment Advisory Agreement.

For the fiscal year ended September 30, 2025, after waivers and expense reimbursements, $1,308,317 was required to be paid by the Target Fund to the Adviser for the Adviser’s investment advisory services provided. Because the Acquiring Fund has not yet commenced operations, no investment advisory fees have been paid to the Adviser.

Will total expenses of the Acquiring Fund be lower than the total expenses of the Target Fund?

Following the Reorganization, the total annual fund operating expenses of the Acquiring Fund are expected to be significantly lower than those of each share class of the Target Fund. Each Acquiring Fund pays identical contractual investment advisory fee rates as the corresponding Target Fund.

Under the Investment Advisory Agreement between the Trust, on behalf of the Target Fund, and the Adviser, the fee payable to the Adviser by the Target Fund for investment advisory services is the lesser of (a) a fee computed daily and paid monthly at the annual rate of 0.75%; or (b) such fee as may from time to time be agreed upon in writing by the Trust and the Adviser. The Target Fund’s administrator, Sterling Capital Management LLC, has contractually agreed to waive its administrative fees, pay Target Fund operating expenses, and/or reimburse the Target Fund 0.11% of the Class R6 shares’ average daily net assets through January 31, 2027.

Pursuant to an investment advisory agreement between the Trust, on behalf of the Acquiring Fund, and the Adviser (the “Investment Advisory Agreement”), the Adviser assumes all investment duties and has full discretionary power and authority with respect to the investment of the assets of each Fund. In that capacity, the Adviser is responsible for making day-to-day investment decisions for the Acquiring Fund and trading portfolio securities and other investment instruments on behalf of the Acquiring Fund, including selecting broker-dealers to execute purchase and sale transactions. For the services it provides to the Acquiring Fund under the Investment Advisory Agreement, the Acquiring Fund pays the Adviser fees, calculated daily and paid monthly, at an annual rate of 0.75% of the Acquiring Fund’s average daily net assets.

Under the Investment Advisory Agreement, the Acquiring Fund has entered into a unitary fee arrangement with the Adviser whereby the Acquiring Fund pays Adviser a fee and the Adviser has agreed to pay all expenses incurred by the Acquiring Fund except for (i) the Acquiring Fund's fees payable to the Adviser under the Investment Advisory Agreement and Unitary Fee Administrative Services Agreement, (ii) expenses incurred in connection with any distribution and service plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees, if any, (iii) investment-related expenses of any kind, including all fees and expenses incurred with respect to the acquisition, holding, voting and/or disposition of portfolio securities, and any expenses incurred with respect to the reorganization, restructuring or workout-related expenses related to any investment, and the execution of portfolio transactions (such as brokerage commissions, clearing and settlement costs, and any other kind of transaction expenses and costs associated with tax reclaims); (iv) borrowing and other investment-related costs and fees, including interest, commitment and other fees and costs; (v) acquired fund fees and expenses; (vi) interest expenses; (vii) taxes (including, but not limited to, income, excise, transfer and withholding taxes) and governmental fees; (viii) litigation expenses of any kind (including fees and expenses of counsel retained by or on behalf of the Trust or the Acquiring Fund) and any fees, costs or expenses payable by the Trust or the Acquiring Fund pursuant to indemnification or advancement obligations to which the Trust or the Acquiring Fund may be subject (pursuant to contract or otherwise); (ix) custody or other expenses attributable to negative interest rates on investments or cash; (x) short dividend expense; (xi) salaries and other compensation or expenses, including travel expenses, of any of the Trust's executive officers and employees, if any, who are not officers, directors, shareholders, members, partners or employees of the Adviser or its subsidiaries or affiliates; (xii) organizational and offering expenses of the Trust and the Acquiring Fund; (xiii) costs related to any meetings of shareholders, including any costs associated with the preparation, printing, and transmission of proxy or information statements and proxy solicitation; (xiv) fees or expenses payable or other costs incurred in connection with the Acquiring Fund's securities lending program; (xv) any other expenses which are capitalized in accordance with generally accepted accounting principles; (xvi) extraordinary expenses; and (xvii) such other expenses as approved by a majority of the Board.

What are the fees and expenses of each Fund and what are they expected to be after the Reorganization?

Shareholders of the Funds pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy, hold and sell shares of each Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. The tables show the pro forma expenses of the combined Acquiring Fund after giving effect to the Reorganization, based on pro forma net assets as of September 30, 2025. The fee tables do not reflect the costs associated with the Reorganization, which will be paid by the Adviser. Only pro forma combined fees and expenses information is provided for the Acquiring Fund because the Acquiring Fund will not commence operations until the Reorganization is completed.

As shown below, the Reorganization is expected to result in significantly lower total annual operating expenses for shareholders of the Target Fund.

Target Fund Shareholders will not pay any sales load, contingent deferred sales charge, brokerage commission, redemption fee, or other transaction fee in connection with the receipt of ETF shares from the Reorganization.

Shareholder Fees (fees paid directly from your investment)

	Sterling Capital Small Cap Value Fund – Class A Shares	Sterling Capital Small Cap Value Fund – Class C Shares	Sterling Capital Small Cap Value Fund – Institutional Share Class	Sterling Capital Small Cap Value Fund – Class R6 Shares	Sterling Capital Small Cap Value ETF (pro forma)
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	1.00%	None	None	None
Redemption Fee	None	None	None	None	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

	Sterling Capital Small Cap Value Fund – Class A	Sterling Capital Small Cap Value Fund – Class C	Sterling Capital Small Cap Value Fund – Institutional Class	Sterling Capital Small Cap Value Fund – Class R6	Sterling Capital Small Cap Value ETF (pro forma)
Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%	0.00%	None[2]
Other Expenses	0.28%	0.28%	0.28%	0.28%	0.00%[3]
Total Annual Fund Operating Expenses	1.28%	2.03%	1.03%	1.03%	0.75%
Fee Waiver and/or Expense Reimbursements	N/A	N/A	N/A	0.11%[1]	N/A
Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements	1.28%	2.03%	1.03%	0.92%[1]	0.75%

[1]	The Target Fund’s administrator, Sterling Capital, has contractually agreed to waive its administrative fees, pay Target Fund operating expenses, and/or reimburse the Target Fund 0.11% of the Class R6 Shares’ average daily net assets for the period from February 1, 2026 through January 31, 2027. This contractual waiver may be terminated during this period only by the Target Fund’s Board of Trustees and will automatically terminate upon termination of the Administration Agreement between the Target Fund and Sterling Capital.

[2]	The Target Fund has adopted a Rule 12b-1 Distribution Plan, and the Board of Trustees (the “Board”) has authorized a 12b-1 fee not to exceed 0.25% of the average daily net assets of Fund shares. No Distribution and Service (12b-1) fee is currently paid by the Acquiring Fund or will be made during the first twelve (12) month period from the date of this prospectus. Thereafter, 12b-1 fees may only be imposed after approval by the Acquiring Fund’s Board.

[3]	Amounts have been estimated for the current fiscal year.

Example

These examples are intended to help you compare the cost of investing in the Target Fund’s Class A, Class C, Class R6 and Institutional Class shares with the cost of investing in Acquiring Fund Shares, both before and after the Reorganization. The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Target Fund’s operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Sterling Capital Small Cap Value Fund – Class A	$698	$958	$1,237	$2,031
Sterling Capital Small Cap Value Fund – Class C	$304	$730	$1,182	$2,435
Sterling Capital Small Cap Value Fund – Institutional Class	$105	$328	$569	$1,259
Sterling Capital Small Cap Value Fund – Class R6	$92	$315	$556	$1,248
Pro Forma – Sterling Capital Small Cap Value ETF (assuming the Reorganization is completed)	$77	$241	$418	$933

How do the performance records of the Funds compare?

The Acquiring Fund is a newly-formed “shell” fund that has not yet commenced operations. The Acquiring Fund has been organized solely in connection with the Reorganization to acquire all of the assets and assume all of the liabilities of the Target Fund and continue the business of the Target Fund, except that the Acquiring Fund will operate as an ETF instead of a mutual fund. The Acquiring Fund will have no performance history prior to the Reorganization.

The Target Fund will be the “accounting survivor” after the Reorganization. This means that the Acquiring Fund will adopt the historical accounting records and performance of Institutional Class shares of the Target Fund. The Target Fund’s past performance is not necessarily an indication of how the Acquiring Fund will perform in the future.

The bar chart and table below provide some indication of the risks of investing in the Target Fund by showing changes in the Target Fund’s Institutional Class shares’ performance from year-to-year and by showing how the Target Fund’s average annual returns for the past one-, five- and ten-year periods compare with those of a broad measure of market performance and an additional index that reflects the principal investment strategies of the Target Fund. The Acquiring Fund will use the Bloomberg U.S. 3000® Index as its primary regulatory benchmark and the Bloomberg U.S. 2000 Value® Index as its strategy index, which are the same benchmarks that the Target Fund uses.

The performance of the Class A, Class C and Class R6 shares differs from Institutional Class performance because the classes pay different expenses. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Sterling Capital Small Cap Value Fund

Calendar Year Total Returns – Institutional Class Shares

Year-to-date total return. The fund’s total return for the six months ended June 30, 2026, was 24.95%.

Highest/Lowest quarterly results during this period were:

Highest	27.59%	(quarter ended December 31, 2020)
Lowest	-32.38%	(quarter ended March 31, 2020)

Average Annual Total Returns (for the period ended December 31, 2025)
	1	5	10
Share Class	Year	Years	Years
Institutional Class – Before Taxes	11.49%	10.90%	10.09%
Institutional Class – After Taxes on Distributions	7.09%	5.40%	6.23%
Institutional Class – Return After Taxes on Distributions and Sale of Fund Shares	10.08%	7.95%	7.55%
Class A– Before Taxes	4.83%	9.33%	9.17%
Class C – Before Taxes	10.38%	9.80%	9.00%
Class R6(1) – Before Taxes	11.64%	11.03%	10.16%
Bloomberg U.S. 3000® Index(2)	17.21%	13.09%	14.27%
Russell 3000® Index(2)	17.15%	13.15%	14.29%
Bloomberg U.S. 2000 Value® Index(3)	8.96%	10.22%	9.91%

(1)	Performance for Class R6 Shares for periods prior to inception on February 1, 2020 is based on the performance of the Institutional Shares of the Fund.

(2)	The Bloomberg U.S. 3000® Index is the Fund’s new regulatory benchmark. Previously, the Fund’s regulatory benchmark was the Russell 3000® Index. The new regulatory benchmark represents a broad measure of market performance and is included to comply with regulatory requirements.

(3)	The Bloomberg U.S. 2000 Value® Index is the strategy index for the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

The Target Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at https://sterlingcapital.com/investments/exchange-traded-funds/ or by calling the Target Fund at (888) 637-7798.

How do the Funds’ portfolio turnover rates compare?

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect Fund performance. Because the Acquiring Fund has not yet commenced operations, no portfolio turnover rate is available for the Acquiring Fund.

During the fiscal year ended September 30, 2025 the Target Fund’s portfolio turnover rate was approximately 6.19% of the average value of its portfolio.

Where can I find more financial and performance information about the Target Fund?

Attached as Exhibit C below are the financial highlights tables of the Target Fund. Additional information is available in the Target Fund’s Prospectus, Statement of Additional Information, and the most recent Form N-CSR and Form N-CSRS filings, as applicable. Because the Acquiring Fund has not yet commenced operations, Form N-CSR and Form N-CSRS filings for the Acquiring Fund are not available.

The Target Fund’s Prospectus is incorporated herein by reference and is legally deemed to be part of this combined Prospectus/ Information Statement. The Target Fund’s Statement of Additional Information is also incorporated herein by reference.

Each of these documents has been filed with the SEC and is available, free of charge, by (i) calling toll-free at (888) 637-7798, (ii) accessing the documents at the Funds’ website at http://www.sterlingcapitalfunds.com/funds, or (iii) writing to the Funds at the address listed above. In addition, these documents may be obtained from the EDGAR database on the SEC’s Internet site at http://www.sec.gov. You also may obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

REORGANIZATION 4: STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND INTO STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE ETF

COMPARISON OF IMPORTANT FEATURES OF THE FUNDS

Are there any significant differences between the investment objectives, policies and strategies of the Funds?

Sterling Capital North Carolina Intermediate Tax-Free Fund (for purposes of Reorganization 4, the “Target Fund”) operates as a mutual fund, offering shares that are redeemable on each business day and daily liquidity. Sterling Capital North Carolina Intermediate Tax-Free ETF (for purposes of Reorganization 4, the “Acquiring Fund” and, together with the Target Fund, the “Funds”) operates as an ETF. As an ETF, the Acquiring Fund offers shares that are bought and sold on a national securities exchange, which gives investors the ability to buy their shares throughout the day at the current market price (which may be at a premium or discount to NAV).

The Acquiring Fund will be managed using the same investment objective as the Target Fund.

The Acquiring Fund will also be managed using principal investment strategies that are the same as those of the Target Fund, except that the Acquiring Fund’s principal investment strategies state that the Fund is an actively managed ETF.

The Adviser does not expect that the difference discussed above will result in any significant changes to the management of the Acquiring Fund.

Investment Objective and Principal Investment Strategies

The following table reproduces the investment objective and principal investment strategies as disclosed in the Target Fund’s Prospectus. Where the investment objective or principal investment strategies of the Acquiring Fund differ from those of the Target Fund, such changes are marked in ~~red strikethrough~~ text (to represent deletions) and blue underlined text (to represent additions).

	Sterling Capital North Carolina Intermediate Tax-Free Fund	Sterling Capital North Carolina Intermediate Tax-Free ETF	Comparison of Sterling Capital North Carolina Intermediate Tax-Free Fund’s and Sterling Capital North Carolina Intermediate Tax-Free ETF’s Investment Objective and Principal Investment Strategies
Investment Objective	The Fund seeks current income exempt from federal and North Carolina income taxes consistent with preservation of capital.	The Fund seeks current income exempt from federal and North Carolina income taxes consistent with preservation of capital.	No change.
Principal Investment Strategies	As a matter of fundamental policy, the Fund will invest, under normal market	The Fund is an actively managed exchange traded fund (“ETF”). As a matter of	The Fund is an actively managed exchange traded fund (“ETF”). As a matter of conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and North Carolina personal income tax (“North Carolina Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the State of North Carolina and its political subdivisions that provide income exempt from both federal personal income tax and North Carolina personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in North Carolina municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years. Duration is the expected life of a fixed income security and is used to determine the sensitivity of the security’s price to changes in interest rates. Maturity fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and North Carolina personal income tax (“North Carolina Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the State of North Carolina and its political subdivisions that provide income exempt from both federal personal income tax and North Carolina personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in North Carolina municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years. Duration is the expected life of a fixed income security and is used to fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and North Carolina personal income tax (“North Carolina Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the State of North Carolina and its political subdivisions that provide income exempt from both federal personal income tax and North Carolina personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in North Carolina municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years. Duration is the expected life of a fixed income security and is used to determine the sensitivity of the security’s price to changes in merely measures the time until final payment is due. Unlike maturity, duration accounts for the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

determine the sensitivity of the security’s price to changes in interest rates. Maturity merely measures the time until final payment is due. Unlike maturity, duration accounts for the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

interest rates. Maturity merely measures the time until final payment is due. Unlike maturity, duration accounts for the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Further information about the Target Fund’s and Acquiring Fund’s investment objective and strategies is contained in the Prospectus and Statement of Additional Information of the Funds, which are on file with the SEC and incorporated herein by reference.

Investment Policies and Restrictions

The fundamental investment policies of the Target Fund and the Acquiring Fund are identical.

The non-fundamental investment policies of the Target Fund and the Acquiring Fund are the same, except that the Target Fund includes a non-fundamental restriction related to selling securities short while the Acquiring Fund does not. The Funds’ fundamental investment policies and non-fundamental policies are set forth in Exhibit B. After the Reorganization occurs, the combined Fund will be subject to the fundamental investment policies of the Acquiring Fund. Fundamental investment policies may not be changed without shareholder approval. Non-fundamental policies may be changed without shareholder approval but require at least 60 days prior notice to shareholders before any changes may take effect.

How do the principal investment risks of the Funds compare?

The risks associated with an investment in the Target Fund and the Acquiring Fund are similar, except that, as a shareholder of the Acquiring Fund, you would also be subject to risks related to the Acquiring Fund’s ETF structure. While there are certain differences between the Acquiring Fund’s and the Target Fund’s risk disclosure, the Adviser does not expect the differences in the disclosure or description of such risks to result in or reflect any material differences in how the Acquiring Fund will be managed relative to how the Target Fund is currently managed. For example, the Acquiring Fund may include additional risks or use different terminology to describe the risks applicable to such Fund’s principal investment strategies that are intended to clarify the risks associated with an investment in the Acquiring Fund.

The following chart identifies the principal risks associated with each Fund. Each of the principal risks of the Acquiring Fund appears in Exhibit A.

Principal Risks	Target Fund	Acquiring Fund
Counterparty Risk	X	X
Credit Risk	X	X
Estimated Maturity Risk	X	X
ETF Structure Risks		X
Fixed Income Market Risk	X	X
Income Risk	X	X
Interest Rate Risk	X	X
Management Risk	X	X
Municipal Securities Risk	X	X
Non-Diversified Risk	X	X
Operational and Technology Risk	X	X
Prepayment/Call Risk	X	X
State-Specific Risk	X	X
Tax Risk	X	X
Variable and Floating Rate Instrument Risk		X

Who manages the Funds?

The Funds are series of the Trust. The Trust is governed by a Board of Trustees, which is responsible for overseeing all business activities of the Funds.

Investment Adviser of the Funds. Sterling Capital Management LLC, the Funds’ investment adviser, is located at 434 Fayetteville St. Suite 500 Raleigh, NC 27601. The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended.

As of September 30, 2026, the Adviser had approximately $67 billion in assets under management.

Portfolio Management. The same individuals responsible for the day-to-day portfolio management of the Target Fund will be responsible for the day-to-day portfolio management of the Acquiring Fund.

Michael P. McVicker, Executive Director, joined the Adviser in 1992 and has been co-portfolio manager of the Target Fund since November 2025 (formerly Associate Portfolio Manager from February 2016 to November 2025).

Mark Merullo, Director, joined the Adviser in 2015 and has been co-portfolio manager of the Target Fund since November 2025.

The Statement of Additional Information for the Target Fund dated February 1, 2026, as supplemented (the “Target Fund SAI”) and the Statement of Additional Information for the Acquiring Fund dated October 19, 2026 (the “Acquiring Fund SAI”), provide additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds. For information on how to obtain a copy of the Target Fund SAI and the Acquiring Fund SAI, please see the section entitled “INFORMATION ABOUT THE FUNDS.”

Are the investment advisory fee rates the same?

Yes. The investment advisory fee rates for the Target Fund and the Acquiring Fund are the same: 0.35% annually as a percentage of each Fund’s daily net assets.

For the fiscal year ended September 30, 2025, after waivers and expense reimbursements, $434,513 was required to be paid by the Target Fund to the Adviser for the Adviser’s investment advisory services provided. Because the Acquiring Fund has not yet commenced operations, no investment advisory fees have been paid to the Adviser.

Will total expenses of the Acquiring Fund be lower than the total expenses of the Target Fund?

Following the Reorganization, the total annual fund operating expenses of the Acquiring Fund are expected to be significantly lower than those of each share class of the Target Fund. The Acquiring Fund employs a unitary administrative services fee structure pursuant to which the Adviser bears substantially all operating expenses of the Acquiring Fund, subject to certain exceptions. Each Acquiring Fund pays identical contractual investment advisory fee rates as the corresponding Target Fund.

Under the Investment Advisory Agreement between the Trust, on behalf of the Target Fund, and the Adviser, the fee payable to the Adviser by the Target Fund for investment advisory services is the lesser of (a) a fee computed daily and paid monthly at the annual rate of 0.35%; or (b) such fee as may from time to time be agreed upon in writing by the Trust and the Adviser.

Pursuant to an investment advisory agreement between the Trust, on behalf of the Acquiring Fund, and the Adviser (the “Investment Advisory Agreement”), the Adviser assumes all investment duties and has full discretionary power and authority with respect to the investment of the assets of each Fund. In that capacity, the Adviser is responsible for making day-to-day investment decisions for the Acquiring Fund and trading portfolio securities and other investment instruments on behalf of the Acquiring Fund, including selecting broker-dealers to execute purchase and sale transactions. For the services it provides to the Acquiring Fund under the Investment Advisory Agreement, the Acquiring Fund pays the Adviser fees, calculated daily and paid monthly, at an annual rate of 0.35% of the Acquiring Fund’s average daily net assets.

Pursuant to a unitary fee administrative services agreement between the Trust, on behalf of the Acquiring Fund (the “Unitary Fee Administrative Services Agreement”), and the Adviser, the Adviser provides administrative services to the Acquiring Fund and has agreed to pay all expenses incurred by the Acquiring Fund except for (i) the Acquiring Fund’s fees payable to the Adviser under the Investment Advisory Agreement and Unitary Fee Administrative Services Agreement, (ii) expenses incurred in connection with any distribution and service plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees, if any, (iii) investment-related expenses of any kind, including all fees and expenses incurred with respect to the acquisition, holding, voting and/or disposition of portfolio securities, and any expenses incurred with respect to the reorganization, restructuring or workout-related expenses related to any investment, and the execution of portfolio transactions (such as brokerage commissions, clearing and settlement costs, and any other kind of transaction expenses and costs associated with tax reclaims); (iv) borrowing and other investment-related costs and fees, including interest, commitment and other fees and costs; (v) acquired fund fees and expenses; (vi) interest expenses; (vii) taxes (including, but not limited to, income, excise, transfer and withholding taxes) and governmental fees; (viii) litigation expenses of any kind (including fees and expenses of counsel retained by or on behalf of the Trust or the Acquiring Fund) and any fees, costs or expenses payable by the Trust or the Acquiring Fund pursuant to indemnification or advancement obligations to which the Trust or the Acquiring Fund may be subject (pursuant to contract or otherwise); (ix) custody or other expenses attributable to negative interest rates on investments or cash; (x) short dividend expense; (xi) salaries and other compensation or expenses, including travel expenses, of any of the Trust’s executive officers and employees, if any, who are not officers, directors, shareholders, members, partners or employees of the Adviser or its subsidiaries or affiliates; (xii) organizational and offering expenses of the Trust and the Acquiring Fund; (xiii) costs related to any meetings of shareholders, including any costs associated with the preparation, printing, and transmission of proxy or information statements and proxy solicitation; (xiv) fees or expenses payable or other costs incurred in connection with the Acquiring Fund’s securities lending program; (xv) any other expenses which are capitalized in accordance with generally accepted accounting principles; (xvi) extraordinary expenses; and (xvii) such other expenses as approved by a majority of the Board. For the services it provides to the Acquiring Fund under the Unitary Fee Administrative Services Agreement, the Acquiring Fund pays the Adviser fees, calculated daily and paid monthly, at an annual rate of 0.10% of the Acquiring Fund’s average daily net assets.

What are the fees and expenses of each Fund and what are they expected to be after the Reorganization?

Shareholders of the Funds pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy, hold and sell shares of each Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. The tables show the pro forma expenses of the combined Acquiring Fund after giving effect to the Reorganization, based on pro forma net assets as of September 30, 2025. The fee tables do not reflect the costs associated with the Reorganization, which will be paid by the Adviser. Only pro forma combined fees and expenses information is provided for the Acquiring Fund because the Acquiring Fund will not commence operations until the Reorganization is completed.

As shown below, the Reorganization is expected to result in significantly lower total annual operating expenses for shareholders of the Target Fund.

Target Fund Shareholders will not pay any sales load, contingent deferred sales charge, brokerage commission, redemption fee, or other transaction fee in connection with the receipt of ETF shares from the Reorganization.

Shareholder Fees (fees paid directly from your investment)

	Sterling Capital North Carolina Intermediate Tax-Free Fund – Class A Shares	Sterling Capital North Carolina Intermediate Tax-Free Fund – Class C Shares	Sterling Capital North Carolina Intermediate Tax-Free Fund – Institutional Share Class	Sterling Capital North Carolina Intermediate Tax-Free ETF (pro forma)
Maximum Sales Charge (load) on Purchases (as a % of offering price)	2.00%	None	None	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	1.00%	None	None
Redemption Fee	None	None	None	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

	Sterling Capital North Carolina Intermediate Tax-Free Fund – Class A	Sterling Capital North Carolina Intermediate Tax-Free Fund – Class C	Sterling Capital North Carolina Intermediate Tax-Free Fund – Institutional Shares	Sterling Capital North Carolina Intermediate Tax-Free Fund ETF (pro forma)
Management Fees	0.35%	0.35%	0.35%	0.45%[1]
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%	None[2]
Other Expenses	0.23%	0.23%	0.23%	0.00%[3]
Total Annual Fund Operating Expenses	0.83%	1.58%	0.58%	0.45%

[1]	Includes an investment advisory fee of 0.35% and a unitary administrative services fee of 0.10%.

[2]	The Acquiring Fund has adopted a Rule 12b-1 Distribution Plan, and the Board of Trustees (the “Board”) has authorized a 12b-1 fee not to exceed 0.25% of the average daily net assets of Acquiring Fund shares. No Distribution and Service (12b-1) fee is currently paid by the Acquiring Fund or will be made during the first twelve (12) month period from the date of this prospectus. Thereafter, 12b-1 fees may only be imposed after approval by the Acquiring Fund’s Board.

[3]	Amounts have been estimated for the current fiscal year.

Example

These examples are intended to help you compare the cost of investing in the Target Fund’s Class A, Class C and Institutional Class shares with the cost of investing in Acquiring Fund Shares, both before and after the Reorganization. The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Sterling Capital North Carolina Intermediate Tax-Free Fund – Class A	$283	$460	$651	$1,205
Sterling Capital North Carolina Intermediate Tax-Free Fund – Class C	$161	$499	$460	$1,878
Sterling Capital North Carolina Intermediate Tax-Free Fund – Institutional Class	$59	$186	$324	$726
Pro Forma – Sterling Capital North Carolina Intermediate Tax-Free ETF (assuming the Reorganization is completed)	$46	$145	$253	$568

How do the performance records of the Funds compare?

The Acquiring Fund is a newly-formed “shell” fund that has not yet commenced operations. The Acquiring Fund has been organized solely in connection with the Reorganization to acquire all of the assets and assume all of the liabilities of the Target Fund and continue the business of the Target Fund, except that the Acquiring Fund will operate as an ETF instead of a mutual fund. The Acquiring Fund will have no performance history prior to the Reorganization.

The Target Fund will be the “accounting survivor” after the Reorganization. This means that the Acquiring Fund will adopt the historical accounting records and performance of Institutional Class shares of the Target Fund. The Target Fund’s past performance is not necessarily an indication of how the Acquiring Fund will perform in the future.

The bar chart and table below provide some indication of the risks of investing in the Target Fund by showing changes in the Target Fund’s Institutional Class shares’ performance from year-to-year and by showing how the Target Fund’s average annual returns for the past one-, five- and ten-year periods compare with those of a broad measure of market performance and an additional index that reflects the principal investment strategies of the Target Fund. The Acquiring Fund will use the Bloomberg Municipal Bond Index as its primary regulatory benchmark and the ICE BofA 2-17 Year Municipal Bond Index as its strategy index, which are the same benchmarks that the Target Fund uses.

The performance of the Class A and Class C shares differs from Institutional Class performance because the classes pay different expenses. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Sterling Capital North Carolina Intermediate Tax-Free Fund

Calendar Year Total Returns – Institutional Class Shares

Year-to-date total return. The fund’s total return for the six months ended June 30, 2026, was 1.04%.

Highest/Lowest quarterly results during this period were:

Highest	6.09%	(quarter ended December 31, 2023)
Lowest	-5.07%	(quarter ended March 31, 2022)

Average Annual Total Returns (for the period ended December 31, 2025)
	1	5	10
Share Class	Year	Year	Year
Institutional Class – Before Taxes	4.26%	0.38%	1.56%
Institutional Class – After Taxes on Distributions	4.23%	0.37%	1.54%
Institutional Class – Return After Taxes on Distributions and Sale of Fund Shares	3.61%	0.78%	1.70%
Class A – Before Taxes	1.97%	-0.28%	1.10%
Class C – Before Taxes	3.32%	-0.60%	0.56%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)[1]	4.25%	0.80%	2.34%
ICE BofA 2-17 Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)[2]	5.17%	1.14%	2.31%

[1]	The Bloomberg Municipal Bond Index is the Fund’s regulatory benchmark, which represents a broad measure of market performance and is included to comply with regulatory requirements.

[2]	The ICE BofA 2-17 Year Municipal Bond Index is the strategy index for the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

The Target Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at https://sterlingcapital.com/investments/exchange-traded-funds/ or by calling the Target Fund at (888) 637-7798.

How do the Funds’ portfolio turnover rates compare?

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect Fund performance. Because the Acquiring Fund has not yet commenced operations, no portfolio turnover rate is available for the Acquiring Fund.

During the fiscal year ended September 30, 2025, the Target Fund’s portfolio turnover rate was approximately 29.62% of the average value of its portfolio.

Where can I find more financial and performance information about the Target Fund?

Attached as Exhibit C below are the financial highlights tables of the Target Fund. Additional information is available in the Target Fund’s Prospectus, Statement of Additional Information, and the most recent Form N-CSR and Form N-CSRS filings, as applicable. Because the Acquiring Fund has not yet commenced operations, Form N-CSR and Form N-CSRS filings for the Acquiring Fund are not available.

The Target Fund’s Prospectus is incorporated herein by reference and is legally deemed to be part of this combined Prospectus/ Information Statement. The Target Fund’s Statement of Additional Information is also incorporated herein by reference.

Each of these documents has been filed with the SEC and is available, free of charge, by (i) calling toll-free at (888) 637-7798, (ii) accessing the documents at the Funds’ website at http://www.sterlingcapitalfunds.com/funds, or (iii) writing to the Funds at the address listed above. In addition, these documents may be obtained from the EDGAR database on the SEC’s Internet site at http://www.sec.gov. You also may obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

REORGANIZATION 5: STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND INTO STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE ETF

COMPARISON OF IMPORTANT FEATURES OF THE FUNDS

Are there any significant differences between the investment objectives, policies and strategies of the Funds?

Sterling Capital Virginia Intermediate Tax-Free Fund (for purposes of Reorganization 5, the “Target Fund”) operates as a mutual fund, offering shares that are redeemable on each business day and daily liquidity. Sterling Capital Virginia Intermediate Tax-Free ETF (for purposes of Reorganization 5, the “Acquiring Fund” and, together with the Target Fund, the “Funds”) operates as an ETF. As an ETF, the Acquiring Fund offers shares that are bought and sold on a national securities exchange, which gives investors the ability to buy their shares throughout the day at the current market price (which may be at a premium or discount to NAV).

The Acquiring Fund will be managed using the same investment objective as the Target Fund.

The Acquiring Fund will also be managed using principal investment strategies that are the same as those of the Target Fund, except that the Acquiring Fund’s principal investment strategies state that the Fund is an actively managed ETF.

The Adviser does not expect that the difference discussed above will result in any significant changes to the management of the Acquiring Fund.

Investment Objective and Principal Investment Strategies

The following table reproduces the investment objective and principal investment strategies as disclosed in the Target Fund’s Prospectus. Where the investment objective or principal investment strategies of the Acquiring Fund differ from those of the Target Fund, such changes are marked in ~~red strikethrough~~ text (to represent deletions) and blue underlined text (to represent additions).

	Sterling Capital Virginia Intermediate Tax-Free Fund	Sterling Capital Virginia Intermediate Tax-Free ETF	Comparison of Sterling Capital Virginia Intermediate Tax-Free Fund’s and Sterling Capital Virginia Intermediate Tax-Free ETF’s Investment Objective and Principal Investment Strategies
Investment Objective	The Fund seeks current income exempt from federal and Virginia income taxes consistent with preservation of capital.	The Fund seeks current income exempt from federal and Virginia income taxes consistent with preservation of capital.	No change.
Principal Investment Strategies	As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its	The Fund is an actively managed exchange traded fund (“ETF”). As a matter of fundamental policy, the Fund	The Fund is an actively managed exchange traded fund (“ETF”). As a matter of fundamental policy, the Fund

net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and Virginia personal income tax (“Virginia Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the Commonwealth of Virginia and its political subdivisions that provide income exempt from both federal personal income tax and Virginia personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in Virginia municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years. Duration is the expected life of a fixed income security and is used to determine the sensitivity of the security’s price to changes in interest rates. Maturity merely measures the time until	will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and Virginia personal income tax (“Virginia Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the Commonwealth of Virginia and its political subdivisions that provide income exempt from both federal personal income tax and Virginia personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in Virginia municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years. Duration is the expected life of a fixed income security and is used to determine the sensitivity of the security’s price to changes	will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and Virginia personal income tax (“Virginia Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the Commonwealth of Virginia and its political subdivisions that provide income exempt from both federal personal income tax and Virginia personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in Virginia municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years. Duration is the expected life of a fixed income security and is used to determine the sensitivity of the security’s price to changes in interest rates. Maturity merely measures the time until final payment is due. Unlike final payment is due. Unlike maturity, duration accounts for the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

in interest rates. Maturity merely measures the time until final payment is due. Unlike maturity, duration accounts for the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

maturity, duration accounts for the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Further information about the Target Fund’s and Acquiring Fund’s investment objective and strategies is contained in the Prospectus and Statement of Additional Information of the Funds, which are on file with the SEC and incorporated herein by reference.

Investment Policies and Restrictions

The fundamental investment policies of the Target Fund and the Acquiring Fund are identical.

The non-fundamental investment policies of the Target Fund and the Acquiring Fund are the same, except that the Target Fund includes a non-fundamental restriction related to selling securities short while the Acquiring Fund does not. The Funds’ fundamental investment policies and non-fundamental policies are set forth in Exhibit B. After the Reorganization occurs, the combined Fund will be subject to the fundamental investment policies of the Acquiring Fund. Fundamental investment policies may not be changed without shareholder approval. Non-fundamental policies may be changed without shareholder approval but require at least 60 days prior notice to shareholders before any changes may take effect.

How do the principal investment risks of the Funds compare?

The risks associated with an investment in the Target Fund and the Acquiring Fund are similar, except that, as a shareholder of the Acquiring Fund, you would also be subject to risks related to the Acquiring Fund’s ETF structure. While there are certain differences between the Acquiring Fund’s and the Target Fund’s risk disclosure, the Adviser does not expect the differences in the disclosure or description of such risks to result in or reflect any material differences in how the Acquiring Fund will be managed relative to how the Target Fund is currently managed. For example, the Acquiring Fund may include additional risks or use different terminology to describe the risks applicable to such Fund’s principal investment strategies that are intended to clarify the risks associated with an investment in the Acquiring Fund.

The following chart identifies the principal risks associated with each Fund. Each of the principal risks of the Acquiring Fund appears in Exhibit A.

Principal Risks	Target Fund	Acquiring Fund
Counterparty Risk	X	X
Credit Risk	X	X
Estimated Maturity Risk	X	X
ETF Structure Risks		X
Fixed Income Market Risk	X	X
Income Risk	X	X
Interest Rate Risk	X	X
Management Risk	X	X
Municipal Securities Risk	X	X
Non-Diversified Risk	X	X
Operational and Technology Risk	X	X
Prepayment/Call Risk	X	X
State-Specific Risk	X	X
Tax Risk	X	X
Variable and Floating Rate Instrument Risk		X

Who manages the Funds?

The Funds are series of the Trust. The Trust is governed by a Board of Trustees, which is responsible for overseeing all business activities of the Funds.

Investment Adviser of the Funds. Sterling Capital Management LLC, the Funds’ investment adviser, is located at 434 Fayetteville St. Suite 500 Raleigh, NC 27601. The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended.

As of September 30, 2026, the Adviser had approximately $67 billion in assets under management.

Portfolio Management. The same individuals responsible for the day-to-day portfolio management of the Target Fund will be responsible for the day-to-day portfolio management of the Acquiring Fund.

Michael P. McVicker, Executive Director, joined the Adviser in 1992 and has been co-portfolio manager of the Target Fund since November 2025 (formerly Associate Portfolio Manager from February 2016 to November 2025).

Mark Merullo, Director, joined the Adviser in 2015 and has been co-portfolio manager of the Target Fund since November 2025.

The Statement of Additional Information for the Target Fund dated February 1, 2026, as supplemented (the “Target Fund SAI”) and the Statement of Additional Information for the Acquiring Fund dated October 19, 2026 (the “Acquiring Fund SAI”), provide additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds. For information on how to obtain a copy of the Target Fund SAI and the Acquiring Fund SAI, please see the section entitled “INFORMATION ABOUT THE FUNDS.”

Are the investment advisory fee rates the same?

Yes. The investment advisory fee rates for the Target Fund and the Acquiring Fund are the same: 0.35% annually as a percentage of each Fund’s daily net assets.

For the fiscal year ended September 30, 2025, after waivers and expense reimbursements, $140,997 was required to be paid by the Target Fund to the Adviser for the Adviser’s investment advisory services provided. Because the Acquiring Fund has not yet commenced operations, no investment advisory fees have been paid to the Adviser.

Will total expenses of the Acquiring Fund be lower than the total expenses of the Target Fund?

Following the Reorganization, the total annual fund operating expenses of the Acquiring Fund are expected to be significantly lower than those of each share class of the Target Fund. The Acquiring Fund employs a unitary administrative services fee structure pursuant to which the Adviser bears substantially all operating expenses of the Acquiring Fund, subject to certain exceptions. Each Acquiring Fund pays identical contractual investment advisory fee rates as the corresponding Target Fund.

Under the Investment Advisory Agreement between the Trust, on behalf of the Target Fund, and the Adviser, the fee payable to the Adviser by the Target Fund for investment advisory services is the lesser of (a) a fee computed daily and paid monthly at the annual rate of 0.35%; or (b) such fee as may from time to time be agreed upon in writing by the Trust and the Adviser.

Pursuant to an investment advisory agreement between the Trust, on behalf of the Acquiring Fund, and the Adviser (the “Investment Advisory Agreement”), the Adviser assumes all investment duties and has full discretionary power and authority with respect to the investment of the assets of each Fund. In that capacity, the Adviser is responsible for making day-to-day investment decisions for the Acquiring Fund and trading portfolio securities and other investment instruments on behalf of the Acquiring Fund, including selecting broker-dealers to execute purchase and sale transactions. For the services it provides to the Acquiring Fund under the Investment Advisory Agreement, the Acquiring Fund pays the Adviser fees, calculated daily and paid monthly, at an annual rate of 0.35% of the Acquiring Fund’s average daily net assets.

Pursuant to a unitary fee administrative services agreement between the Trust, on behalf of the Acquiring Fund (the “Unitary Fee Administrative Services Agreement”), and the Adviser, the Adviser provides administrative services to the Acquiring Fund and has agreed to pay all expenses incurred by the Acquiring Fund except for (i) the Acquiring Fund’s fees payable to the Adviser under the Investment Advisory Agreement and Unitary Fee Administrative Services Agreement, (ii) expenses incurred in connection with any distribution and service plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees, if any, (iii) investment-related expenses of any kind, including all fees and expenses incurred with respect to the acquisition, holding, voting and/or disposition of portfolio securities, and any expenses incurred with respect to the reorganization, restructuring or workout-related expenses related to any investment, and the execution of portfolio transactions (such as brokerage commissions, clearing and settlement costs, and any other kind of transaction expenses and costs associated with tax reclaims); (iv) borrowing and other investment-related costs and fees, including interest, commitment and other fees and costs; (v) acquired fund fees and expenses; (vi) interest expenses; (vii) taxes (including, but not limited to, income, excise, transfer and withholding taxes) and governmental fees; (viii) litigation expenses of any kind (including fees and expenses of counsel retained by or on behalf of the Trust or the Acquiring Fund) and any fees, costs or expenses payable by the Trust or the Acquiring Fund pursuant to indemnification or advancement obligations to which the Trust or the Acquiring Fund may be subject (pursuant to contract or otherwise); (ix) custody or other expenses attributable to negative interest rates on investments or cash; (x) short dividend expense; (xi) salaries and other compensation or expenses, including travel expenses, of any of the Trust’s executive officers and employees, if any, who are not officers, directors, shareholders, members, partners or employees of the Adviser or its subsidiaries or affiliates; (xii) organizational and offering expenses of the Trust and the Acquiring Fund; (xiii) costs related to any meetings of shareholders, including any costs associated with the preparation, printing, and transmission of proxy or information statements and proxy solicitation; (xiv) fees or expenses payable or other costs incurred in connection with the Acquiring Fund’s securities lending program; (xv) any other expenses which are capitalized in accordance with generally accepted accounting principles; (xvi) extraordinary expenses; and (xvii) such other expenses as approved by a majority of the Board. For the services it provides to the Acquiring Fund under the Unitary Fee Administrative Services Agreement, the Acquiring Fund pays the Adviser fees, calculated daily and paid monthly, at an annual rate of 0.10% of the Acquiring Fund’s average daily net assets.

What are the fees and expenses of each Fund and what are they expected to be after the Reorganization?

Shareholders of the Funds pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy, hold and sell shares of each Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. The tables show the pro forma expenses of the combined Acquiring Fund after giving effect to the Reorganization, based on pro forma net assets as of September 30, 2025. The fee tables do not reflect the costs associated with the Reorganization, which will be paid by the Adviser. Only pro forma combined fees and expenses information is provided for the Acquiring Fund because the Acquiring Fund will not commence operations until the Reorganization is completed.

As shown below, the Reorganization is expected to result in significantly lower total annual operating expenses for shareholders of the Target Fund.

Target Fund Shareholders will not pay any sales load, contingent deferred sales charge, brokerage commission, redemption fee, or other transaction fee in connection with the receipt of ETF shares from the Reorganization.

Shareholder Fees (fees paid directly from your investment)

	Sterling Capital Virginia Intermediate Tax-Free Fund – Class A Shares	Sterling Capital Virginia Intermediate Tax-Free Fund – Class C Shares	Sterling Capital Virginia Intermediate Tax-Free Fund – Institutional Share Class	Sterling Capital Virginia Intermediate Tax-Free ETF (pro forma)
Maximum Sales Charge (load) on Purchases (as a % of offering price)	2.00%	None	None	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	1.00%	None	None
Redemption Fee	None	None	None	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

	Sterling Capital Virginia Intermediate Tax-Free Fund – Class A	Sterling Capital Virginia Intermediate Tax-Free Fund – Class C	Sterling Capital Virginia Intermediate Tax-Free Fund –Institutional Class	Sterling Capital Virginia Intermediate Tax-Free ETF (pro forma)
Management Fees	0.35%	0.35%	0.35%	0.45%[1]
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%	None[2]
Other Expenses	0.27%	0.27%	0.27%	0.00%[3]
Total Annual Fund Operating Expenses	0.87%	1.62%	0.62%	0.45%

[1]	Includes an investment advisory fee of 0.35% and a unitary administrative services fee of 0.10%.

[2]	The Acquiring Fund has adopted a Rule 12b-1 Distribution Plan, and the Board has authorized a 12b-1 fee not to exceed 0.25% of the average daily net assets of Acquiring Fund Shares. No Distribution and Service (12b-1) fee is currently paid by the Acquiring Fund or will be made during the first twelve (12) month period from the date of this prospectus. Thereafter, 12b-1 fees may only be imposed after approval by the Acquiring Fund’s Board.

[3]	Amounts have been estimated for the current fiscal year.

Example

These examples are intended to help you compare the cost of investing in the Target Fund’s Class A, Class C and Institutional Class shares with the cost of investing in Acquiring Fund Shares, both before and after the Reorganization. The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Sterling Capital Virginia Intermediate Tax-Free Fund – Class A	$287	$472	$673	$1,251
Sterling Capital Virginia Intermediate Tax-Free Fund – Class C	$165	$511	$881	$1,922
Sterling Capital Virginia Intermediate Tax-Free Fund – Institutional Class	$63	$199	$346	$774
Pro Forma – Sterling Capital Virginia Intermediate Tax-Free ETF (assuming the Reorganization is completed)	$46	$145	$253	$568

How do the performance records of the Funds compare?

The Acquiring Fund is a newly-formed “shell” fund that has not yet commenced operations. The Acquiring Fund has been organized solely in connection with the Reorganization to acquire all of the assets and assume all of the liabilities of the Target Fund and continue the business of the Target Fund, except that the Acquiring Fund will operate as an ETF instead of a mutual fund. The Acquiring Fund will have no performance history prior to the Reorganization.

The Target Fund will be the “accounting survivor” after the Reorganization. This means that the Acquiring Fund will adopt the historical accounting records and performance of Institutional Class shares of the Target Fund. The Target Fund’s past performance is not necessarily an indication of how the Acquiring Fund will perform in the future.

The bar chart and table below provide some indication of the risks of investing in the Target Fund by showing changes in the Target Fund’s Institutional Class shares’ performance from year-to-year and by showing how the Target Fund’s average annual returns for the past one-, five- and ten-year periods compare with those of a broad measure of market performance and an additional index that reflects the principal investment strategies of the Target Fund. The Acquiring Fund will use the Bloomberg Municipal Bond Index as its primary regulatory benchmark and the ICE BofA 2-17 Year Municipal Bond Index as its strategy index, which are the same benchmarks that the Target Fund uses.

The performance of the Class A and Class C shares differs from Institutional Class performance because the classes pay different expenses. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Sterling Capital Virginia Intermediate Tax-Free Fund

Calendar Year Total Returns – Institutional Class Shares

Year-to-date total return. The fund’s total return for the six months ended June 30, 2026, was 1.10%.

Highest/Lowest quarterly results during this period were:

Highest	5.94%	(quarter ended December 31, 2023)
Lowest	-5.08%	(quarter ended March 31, 2022)

Average Annual Total Returns (for the period ended December 31, 2025)
	1	5	10
Share Class	Year	Year	Year
Institutional Class – Before Taxes	3.80%	0.24%	1.49%
Institutional Class – After Taxes on Distributions	3.77%	0.22%	1.46%
Institutional Class – Return After Taxes on Distributions and Sale of Fund Shares	3.28%	0.64%	1.62%
Class A – Before Taxes	1.51%	-0.42%	1.03%
Class C – Before Taxes	2.49%	-0.74%	0.49%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)[1]	4.25%	0.80%	2.34%
ICE BofA 2-17 Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)[2]	5.17%	1.14%	2.31%

[1]	The Bloomberg Municipal Bond Index is the Fund’s regulatory benchmark, which represents a broad measure of market performance and is included to comply with regulatory requirements.

[2]	The ICE BofA 2-17 Year Municipal Bond Index is the strategy index for the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

The Target Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at https://sterlingcapital.com/investments/exchange-traded-funds/ or by calling the Target Fund at (888) 637-7798.

How do the Funds’ portfolio turnover rates compare?

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect Fund performance. Because the Acquiring Fund has not yet commenced operations, no portfolio turnover rate is available for the Acquiring Fund.

During the fiscal year ended September 30, 2025, the Target Fund’s portfolio turnover rate was approximately 17.40% of the average value of its portfolio.

Where can I find more financial and performance information about the Target Fund?

Attached as Exhibit C below are the financial highlights tables of the Target Fund. Additional information is available in the Target Fund’s Prospectus, Statement of Additional Information, and the most recent Form N-CSR and Form N-CSRS filings, as applicable. Because the Acquiring Fund has not yet commenced operations, Form N-CSR and Form N-CSRS filings for the Acquiring Fund are not available.

The Target Fund’s Prospectus is incorporated herein by reference and is legally deemed to be part of this combined Prospectus/ Information Statement. The Target Fund’s Statement of Additional Information is also incorporated herein by reference.

Each of these documents has been filed with the SEC and is available, free of charge, by (i) calling toll-free at (888) 637-7798, (ii) accessing the documents at the Funds’ website at http://www.sterlingcapitalfunds.com/funds, or (iii) writing to the Funds at the address listed above. In addition, these documents may be obtained from the EDGAR database on the SEC’s Internet site at http://www.sec.gov. You also may obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

COMPARISON OF OTHER KEY FEATURES OF THE FUNDS

What are the purchase and sale procedures of the Target Funds and Acquiring Funds?

The Target Funds and the Acquiring Funds have different procedures for purchasing, exchanging, and redeeming shares, which are summarized below.

Target Funds

Shares of the Target Funds may be purchased on any business day when the New York Stock Exchange (“NYSE”) opens for regular trading through banks, brokers and other investment representatives.

Initial and subsequent investments in Target Fund shares are subject to investment minimums, as set forth in the “Shareholder Information—Purchasing and Adding to Your Shares” section of the applicable Target Fund’s Prospectus.

The per share net asset value (“NAV”) of each Target Fund is calculated by adding the total value of a Target Fund’s investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Target Fund. The per share NAV for each Target Fund is determined and its shares are priced as of close of regular trading on the NYSE, normally at 4:00 p.m. Eastern time on days the NYSE is open for regular trading. Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received in good order by a Target Fund less any applicable sales charge. For additional information, please see the “Distribution Arrangements/Sales Charges” section of the applicable Target Fund’s prospectus.

Class A shares of Sterling Capital Behavioral Large Cap Value Equity Fund are subject to a maximum initial sales charge of 5.75%. There is no initial sales charge on purchases of Class C, Institutional Class, or Class R6 shares of Sterling Capital Behavioral Large Cap Value Equity Fund. A contingent deferred sales charge (“CDSC”) of up to 1.00% of the purchase price will be charged to Class A shareholders of Sterling Capital Behavioral Large Cap Value Equity Fund who purchased $1 million or more, received a sales charge waiver and then redeem their shares within two years after purchase. A CDSC of 1.00% of the purchase price will be charged to Class C shareholders of Sterling Capital Behavioral Large Cap Value Equity Fund who redeem their shares within one year of purchasing the shares. Institutional Class shares and Class R6 shares of the Sterling Capital Behavioral Large Cap Value Equity Fund are not subject to a CDSC.

Class A shares of Sterling Capital Behavioral Small Cap Value Equity Fund are subject to a maximum initial sales charge of 5.75%. There is no initial sales charge on purchases of Class C, Institutional Class, or Class R6 shares of Sterling Capital Behavioral Small Cap Value Equity Fund. A CDSC of up to 1.00% of the purchase price will be charged to Class A shareholders of Sterling Capital Behavioral Small Cap Value Equity Fund who purchased $1 million or more, received a sales charge waiver and then redeem their shares within two years after purchase. A CDSC of 1.00% of the purchase price will be charged to Class C shareholders of Sterling Capital Behavioral Small Cap Value Equity Fund who redeem their shares within one year of purchasing the shares. Institutional Class shares and Class R6 shares of the Sterling Capital Behavioral Small Cap Value Equity Fund are not subject to a CDSC.

Class A shares of Sterling Capital Small Cap Value Fund are subject to a maximum initial sales charge of 5.75%. There is no initial sales charge on purchases of Class C, Institutional Class, or Class R6 shares of Sterling Capital Small Cap Value Fund. A CDSC of up to 1.00% of the purchase price will be charged to Class A shareholders of Sterling Capital Small Cap Value Fund who purchased $1 million or more, received a sales charge waiver and then redeem their shares within two years after purchase. A CDSC of 1.00% of the purchase price will be charged to Class C shareholders of Sterling Capital Small Cap Value Fund who redeem their shares within one year of purchasing the shares. Institutional Class shares and Class R6 shares of the Sterling Capital Small Cap Value Fund are not subject to a CDSC.

Class A shares of Sterling Capital North Carolina Intermediate Tax-Free Fund are subject to a maximum initial sales charge of 2.00%. There is no initial sales charge on purchases of Class C or Institutional Class shares of Sterling Capital North Carolina Intermediate Tax-Free Fund. The Sterling Capital North Carolina Intermediate Tax-Free Fund does not offer Class R6 shares. A CDSC of up to 0.50% of the purchase price will be charged to Class A shareholders of Sterling Capital North Carolina Intermediate Tax-Free Fund who purchased $250,000 or more, received a sales charge waiver and then redeem their shares within eighteen months after purchase. A CDSC of 1.00% of the purchase price will be charged to Class C shareholders of Sterling Capital North Carolina Intermediate Tax-Free Fund who redeem their shares within one year of purchasing the shares. Institutional Class shares of the Sterling Capital North Carolina Intermediate Tax-Free Fund are not subject to a CDSC.

Class A shares of Sterling Capital Virginia Intermediate Tax-Free Fund are subject to a maximum initial sales charge of 2.00%. There is no initial sales charge on purchases of Class C or Institutional Class shares of Sterling Capital Virginia Intermediate Tax-Free Fund. The Sterling Capital Virginia Intermediate Tax-Free Fund does not offer Class R6 shares. A CDSC of up to 0.50% of the purchase price will be charged to Class A shareholders of Sterling Capital Virginia Intermediate Tax-Free Fund who purchased $250,000 or more, received a sales charge waiver and then redeem their shares within eighteen months after purchase. A CDSC of 1.00% of the purchase price will be charged to Class C shareholders of Sterling Capital Virginia Intermediate Tax-Free Fund who redeem their shares within one year of purchasing the shares. Institutional Class shares of the Sterling Capital Virginia Intermediate Tax-Free Fund are not subject to a CDSC.

A Target Fund’s securities are generally valued at current market prices. If market quotations are not readily available, or if available market quotations are determined not to be reliable, or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is traded, but before a Target Fund’s NAV is calculated, prices will be based on fair value as determined by the Trust’s Pricing Committee pursuant to procedures established by the Trust’s Board of Trustees. For further information regarding the methods used in valuing a Target Fund’s investments, please see “Additional Information About the Funds—Fair Value Pricing Policies” in the applicable Target Fund’s prospectus.

Acquiring Funds

Shares of each Acquiring Fund are listed for trading on the CBOE and can be bought and sold throughout the trading day like shares of other publicly traded companies.

Most investors will buy and sell shares of the Acquiring Funds in secondary market transactions through broker-dealers. When you buy or sell shares of the Acquiring Fund on the secondary market, you will pay or receive the market price. You may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The shares of each Acquiring Fund will trade on the CBOE at prices that may differ to varying degrees from the daily NAV of such shares.

The per share NAV of each Acquiring Fund is computed by dividing the value of the net assets of the Acquiring Fund (i.e., the value of its total assets minus total liabilities) by its total number of shares outstanding. Expenses and fees, including management and distribution fees, if any, are accrued daily and taken into account for purposes of determining NAV. NAV is determined each business day, normally as of the close of regular trading of the NYSE (ordinarily 4:00 p.m., Eastern Time). The price at which an authorized participant purchases shares of an Acquiring Fund is based on the next calculation of the NAV after the Acquiring Fund receives a purchase request in good order.

When determining NAV, the value of the Acquiring Fund’s portfolio securities is based on market prices of such securities, which generally means a valuation obtained from an exchange or other market or a valuation obtained from an independent pricing service. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Trust’s fair valuation designee believes will better reflect fair value in accordance with Rule 2a-5 under the 1940 Act and the Trust’s valuation policies and procedures, as approved by the Board. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Sterling Capital as the Funds’ “Valuation Designee” to perform such Funds’ fair value determinations, which are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Sterling Capital’s fair value determinations. Accordingly, in such situations where a market price is not available, Sterling Capital will employ certain Board-approved methodologies to determine a fair value for the securities.

Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a security will materially differ from the value that could be realized upon the sale of the security.

Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with an Acquiring Fund must have entered into an authorized participant agreement (such investors being Authorized Participants) with the Fund’s distributor and the transfer agent, or purchase through a dealer that has entered into such an agreement.

Shares of the Acquiring Funds are not subject to any sales charges.

What are the distribution arrangements for the Target Funds and Acquiring Funds?

Target Funds

Sterling Capital Distributors, LLC, Three Canal Plaza, Suite 100, Portland, ME 04101, serves as principal underwriter to each Target Fund pursuant to a Distribution Agreement effective as of February 1, 2016 (the “Underwriting Agreement”). The Underwriting Agreement provides that, unless sooner terminated it will continue in effect for continuous one-year periods if such continuance is approved at least annually (i) by the Target Funds’ Board of Trustees or by the vote of a majority of the outstanding shares of the Target Funds or Fund subject to such Underwriting Agreement, and (ii) by the vote of a majority of the Trustees of the Target Funds who are not parties to such Underwriting Agreement or interested persons (as defined in the 1940 Act) of any party to such Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may be terminated in the event of any assignment, as defined in the 1940 Act. The Distributor is not affiliated with the Adviser, or any other service provider for the Trust.

Under the Underwriting Agreement the Distributor acts as the agent of the Trust in connection with the continuous offering of shares of the Target Funds. The Distributor continually distributes shares of the Target Funds on a best efforts basis. The Distributor has no obligation to sell any specific quantity of Target Fund shares and the Distributor and its officers have no roles in determining the investment policies or which securities are to be purchased or sold by the Trust. The Distributor receives payment from the Target Funds for distribution activities permitted and authorized under the Distribution Plan adopted by the Target Funds. Under the Distribution Plan, the Target Funds will pay a monthly distribution fee to the Distributor as compensation for its services in connection with the Distribution Plan at an annual rate equal to twenty-five one-hundredths of one percent (0.25%) of the average daily net assets of Class A shares of each Target Fund, and one percent (1.00%) of the average daily net assets of Class C Shares of each Target Fund. The Adviser may also compensate the Distributor for services provided to the Target Funds under the Underwriting Agreement that either (i) are not authorized under the Distribution Plan or (ii) represent amounts incurred in excess of the fee payable under the Distribution Plan.

Acquiring Funds

Sterling Capital Distributors, LLC, Three Canal Plaza, Suite 100, Portland, ME 04101, serves as principal underwriter to each Acquiring Fund pursuant to a Distribution Agreement effective as of November 21, 2025 (the “Underwriting Agreement”). The Underwriting Agreement provides that, unless sooner terminated it will continue in effect for two years from its effective date, and thereafter from year to year if such continuance is approved at least annually (i) by the Acquiring Funds’ Board of Trustees or by the vote of a majority of the outstanding shares of the Acquiring Funds, and (ii) by the vote of a majority of the Trustees of the Acquiring Funds who are not parties to such Underwriting Agreement or interested persons (as defined in the 1940 Act) of any party to such Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may be terminated in the event of any assignment, as defined in the 1940 Act. The Distributor is not affiliated with the Adviser, or any other service provider for the Trust.

Under the Underwriting Agreement the Distributor acts as the agent of the Trust in connection with the continuous offering of shares of the Acquiring Funds. Shares are continuously offered for sale by the Acquiring Funds through the Distributor only in large blocks of shares, typically 10,000 shares for Sterling Capital Large Cap Value Focused Factor ETF, Sterling Capital Small Cap Value Focused Factor ETF and Sterling Capital Small Cap Value ETF, and 25,000 shares for Sterling Capital North Carolina Intermediate Tax-Free ETF and Sterling Capital Virginia Intermediate Tax-Free ETF, collectively called Creation Units. Shares in less than Creation Units are not distributed by the Distributor. The Distributor has no obligation to sell any specific quantity of Acquiring Fund shares and the Distributor and its officers have no roles in determining the investment policies or which securities are to be purchased or sold by the Trust. The Distributor shall be entitled to no compensation or reimbursement of expenses from the Trust for the services provided by the Distributor pursuant to the Underwriting Agreement. The Distributor may receive compensation from the Adviser related to its services thereunder or for additional services as may be agreed to between the Adviser and Distributor.

The Distributor may receive payment from the Funds for distribution activities permitted and authorized under a distribution plan adopted by the Funds in accordance with Rule 12b-1 under the 1940 Act (the “Distribution Plan”). Under the Distribution Plan, the Acquiring Funds may pay a monthly distribution fee to the Distributor as compensation for its services in connection with the Distribution Plan at an annual rate equal to 0.25% of the average daily net assets of each Acquiring Fund. The Adviser may also compensate the Distributor for services provided to the Funds under the Underwriting Agreement that either (i) are not authorized under the Distribution Plan or (ii) represent amounts incurred in excess of the fee payable under the Distribution Plan.

No payments pursuant to the Distribution Plan are currently paid by the Acquiring Funds, and there are no plans to impose these fees in the future. These fees may only be imposed after further approval by the Board. Because these fees, if imposed, would be paid out of an Acquiring Fund’s assets on an ongoing basis, if payments are made in the future, these fees would increase the cost of your investment and may cost you more than paying other types of sales charges.

What are other key features of the Funds?

Other Service Providers

Target Funds. Sterling Capital Management LLC, 434 Fayetteville St., Suite 500, Raleigh, NC 27601 (“Sterling Capital”) serves as administrator to the Target Funds pursuant to an Administration Agreement. U.S. Bank, National Association, 425 Walnut Street, M.L. CN-OH-W6TC, Cincinnati, OH 45202, serves as the custodian to the Target Funds. Ultimus Fund Solutions (“Ultimus”), 225 Pictoria Dr. Suite 450, Cincinnati, OH 45246, serves as sub-administrator to the Target Funds pursuant to a Sub-Administration Agreement. Ultimus also serves as transfer agent and provides fund accounting services to the Target Funds pursuant to a Master Services Agreement. Cohen & Company, Ltd. (“Cohen & Co”), 1350 Euclid Ave., Suite 800, Cleveland, OH 44115, serves as the independent registered public accounting firm to the Target Funds.

Acquiring Funds. Sterling Capital serves as administrator to the Acquiring Funds pursuant to an Administration Agreement.

U.S. Bank, National Association, 425 Walnut Street, M.L. CN-OH-W6TC, Cincinnati, OH 45202, serves as the custodian to the Acquiring Funds. U.S. Bancorp Fund Services, LLC (d/b/a U.S. Bank Global Fund Services), 777 E Wisconsin Ave, Milwaukee, WI 53202, serves as transfer agent to the Acquiring Funds. Ultimus serves as sub-administrator to the Acquiring Funds pursuant to a Sub-Administration Agreement. Ultimus also provides fund accounting services to the Acquiring Funds. Cohen & Co serves as the independent registered public accounting firm to the Acquiring Funds.

Fiscal Years

The fiscal/tax year end of the Target Funds and Acquiring Funds is September 30.

Dividends and Distributions

Target Funds. The Target Funds normally distribute net realized capital gains, if any, to shareholders annually. Income dividends for the Sterling Capital North Carolina Intermediate Tax-Free Fund and the Sterling Capital Virginia Intermediate Tax-Free Fund are declared daily and paid monthly. Income dividends for Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, and Sterling Capital Small Cap Value Fund are declared and paid quarterly to the extent they exceed a de minimis amount set by the Board of Trustees.

Acquiring Funds. Dividends from net investment income of the Acquiring Funds, if any, are generally declared and paid monthly. Income dividends are derived from investment income, including dividends, interest, and certain foreign currency gains, if any, received by the Funds. Each Acquiring Fund distributes its net realized capital gains, if any, to shareholders annually. The Acquiring Funds may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. No dividend reinvestment service is provided by the Acquiring Funds.

Tax

Each of the Target Funds and Acquiring Funds intend to maintain the required level of diversification and otherwise conduct their operations so as to qualify as regulated investment companies within the meaning the Code. The Acquiring Funds, as ETFs, may present certain tax efficiencies for investors as compared to the Target Funds, as mutual funds. ETFs typically redeem their shares with in-kind distributions of assets, and they typically do not recognize capital gain on the in-kind redemption of their shares. In cases where the Acquiring Fund is able to redeem shares in-kind, the in-kind mechanism should help reduce the taxable gains and other adverse effects on the Acquiring Fund’s portfolio that could arise from frequent cash redemption transactions. However, to the extent that an Acquiring Fund effects its creation and redemptions in cash, as Sterling Capital North Carolina Intermediate Tax-Free ETF and Sterling Capital Virginia Intermediate Tax-Free ETF intend regularly to do, the Acquiring Fund may need to sell securities to generate the necessary funds for a redemption. While each of Sterling Capital North Carolina Intermediate Tax-Free ETF and Sterling Capital Virginia Intermediate Tax-Free ETF seek to distribute income exempt from federal income tax and North Carolina income tax and Virginia income tax, respectively, the Fund may realize capital gains upon the sale of investments that are sold for a gain. Under applicable tax regulations capital gains must be distributed to all shareholders, leading to potential tax liabilities for shareholders that would not have been incurred had the redemptions been effected in-kind.

Similarly, when portfolio securities are sold within a Target Fund, the sale can cause the recognition of capital gains within such Target Fund that generally would cause a taxable distribution to all of its shareholders—even if the shareholders may have an unrealized loss on their overall investment in the Target Fund. As a result, to the extent the Acquiring Funds transact in-kind, shareholders of the Acquiring Funds may pay less in taxes while they hold shares of the Acquiring Funds than they would if they held similar investments in a Target Fund. For more information about the tax implications of investments in the Funds, see the “Additional Tax Information” section of each Fund’s SAI.

REASONS FOR THE PROPOSED REORGANIZATIONS AND BOARD DELIBERATIONS

Each Reorganization was reviewed and unanimously approved with respect to each Target Fund at an in-person meeting of the Board on August 25-26, 2026 (the “Board Meeting”). The Board considered each Reorganization over the course of multiple meetings with the advice and assistance of independent legal counsel to the Board. In order to facilitate the Board’s review, the Adviser provided background materials, analyses and other information to the Board regarding, among other things, the topics discussed below, and also responded to questions raised by the Board as part of their deliberations. The Adviser recommended that the Board approve each Reorganization because of operational and potential tax advantages that each Acquiring Fund, as an ETF, would provide compared to each Target Fund, a mutual fund, including significantly lower total operating expenses, shareholders’ ability to buy and sell ETF shares throughout each business day, potentially more efficient portfolio management, lower portfolio transaction costs and tax efficiency, the tax-free nature of each Reorganization, and the ability to retain the performance track record of each Target Fund. Other factors the Board considered in connection with each Reorganization, based on information furnished by the Adviser, included the ability of shareholders to redeem or exchange their shares of the Target Funds prior to the Reorganizations, and various operational differences between mutual funds and ETFs, including the need for Target Fund shareholders to have a brokerage account to transact in Acquiring Fund Shares.

The Board received from the Adviser written materials containing relevant information about each Acquiring Fund and each proposed Reorganization. The Board reviewed detailed information about: (1) the investment goal, strategies and policies of the Funds; (2) the portfolio management and other service providers of the Funds; (3) the comparability of the investment goals, policies, restrictions and investments of the Funds; (4) the current expense ratios of each Fund and the anticipated post-Reorganization expense ratio of each Acquiring Fund; (5) the costs of each Reorganization, including Sterling Capital’s agreement to bear such costs; (6) operational considerations in conjunction with effecting each Reorganization, including the consolidation of each Target Fund’s currently outstanding share classes into a single class and the redemption of fractional shares prior to the Reorganizations and the need for a brokerage account to hold Acquiring Fund Shares; (7) the federal income tax consequences of each Reorganization to the applicable Target Fund’s shareholders; and (8) the general characteristics of the Funds.

The Board considered the potential benefits, risks and costs of each Reorganization to shareholders of the applicable Target Fund. In approving each Reorganization, the Board considered the following factors, among others:

Lower Expenses. The Board considered that the investment advisory fee rates for each Target Fund and its corresponding Acquiring Fund are the same: each Fund pays the Adviser fees, calculated daily and paid monthly, at an annual rate of 0.45% of the Sterling Capital Large Cap Value Focused Factor ETF’s average daily net assets, 0.60% of the Sterling Capital Small Cap Value Focused Factor ETF’s average daily net assets, 0.75% of the Sterling Capital Small Cap Value ETF’s average daily net assets, 0.35% of the Sterling Capital North Carolina Intermediate Tax-Free ETF’s average daily net assets, and 0.35% of the Sterling Capital Virginia Intermediate Tax-Free ETF’s average daily net assets. The Board also considered that each Acquiring Fund, other than Sterling Capital Small Cap Value ETF, employs a unitary administrative services fee structure pursuant to which the Adviser bears substantially all operating expenses of the Acquiring Funds, subject to certain exceptions, and that following the Reorganizations, the total annual fund operating expenses of each Acquiring Fund are expected to be significantly lower than those of each share class of the corresponding Target Fund.

Management of the Acquiring Funds. The Adviser represented that it would be able to manage each Target Fund’s investment strategies equally effectively in an ETF structure. With respect to each Target Fund, the Board considered that the corresponding Acquiring Fund will have the same investment objective and substantially the same principal investment strategies as such Target Fund.

Risks. The risks associated with owning shares of each Acquiring Fund are substantially similar to the risks associated with owning shares of the corresponding Target Fund. However, there are certain differences in these risks, including the risks associated with each Acquiring Fund’s operation as an ETF.

Costs of the Reorganizations. The Board considered that each Target Fund is not expected to bear any costs in connection with its Reorganization, and that the Adviser will bear all of the expenses relating to each Reorganization. The Board considered further that if a Reorganization is not consummated, the Adviser will pay for all costs incurred in connection with the Reorganization proposal.

Same Portfolio Management Team. The Adviser is the investment adviser to the Target Funds and the Acquiring Funds. The Adviser does not anticipate that the Reorganizations will result in any change in the quality or level of services from the level of services that historically have been provided to the Target Funds. The same individuals responsible for the day-to-day portfolio management of each Target Fund will be responsible for the day-to-day portfolio management of the corresponding Acquiring Fund following the closing of each Reorganization.

ETFs Offer Certain Structural Advantages. The Adviser believes that converting each Target Fund into an ETF may provide certain structural advantages. The ETF structure offers potential benefits to shareholders including: (1) through the potential use of in-kind transactions in connection with creations and redemptions of Acquiring Fund Shares, which may contribute to lower portfolio transaction costs and greater tax efficiency; (2) less cash drag on performance because each Acquiring Fund is not required to buy back or redeem shares directly from retail shareholders and, as a result, portfolio managers do not have to maintain as much cash to provide liquidity for redemptions, and (3) more flexible trading of ETF shares because investors have the ability to buy or sell ETF shares throughout the day at the current market price.

Tax Impact. The ETF structure may present certain tax efficiencies for investors compared to the traditional mutual fund structure. While the federal income tax treatment of ETFs and mutual funds that qualify for treatment as “regulated investment companies” under the Code is the same, in some cases ETFs may acquire securities from and deliver securities to Authorized Participants in the creation and redemption process on an in-kind basis and avoid the realization of taxable capital gains within the ETF in such transactions.

To the extent that an Acquiring Fund effects its creation and redemptions in cash, as Sterling Capital North Carolina Intermediate Tax-Free ETF and Sterling Capital Virginia Intermediate Tax-Free ETF intend regularly to do, the Acquiring Fund may need to sell securities to generate the necessary funds for a redemption. While each of Sterling Capital North Carolina Intermediate Tax-Free ETF and Sterling Capital Virginia Intermediate Tax-Free ETF seek to distribute income exempt from federal income tax and North Carolina income tax and Virginia income tax, respectively, the Fund may realize capital gains upon the sale of investments that are sold for a gain. Under applicable tax regulations capital gains must be distributed to all shareholders, leading to potential tax liabilities for shareholders that would not have been incurred had the redemptions been effected in-kind.

Ability to Redeem Shares of the Target Fund Prior to the Reorganization. Target Fund shareholders who do not wish to invest in an Acquiring Fund may redeem their Target Fund shares at any time prior to the closing date of the applicable Reorganization.

Tax-Free Nature. Each Reorganization is anticipated to be treated as a tax-free reorganization for federal income tax purposes. Accordingly, it is expected that shareholders of each Target Fund will recognize no gains or losses on the exchange of their Target Fund shares for corresponding Acquiring Fund Shares, each Target Fund will recognize no gains or losses on the transfer of its assets to the corresponding Acquiring Fund, each Acquiring Fund will recognize no gains or loss on receipt of the assets of the corresponding Target Fund, and each Acquiring Fund will acquire the corresponding Target Fund’s assets with the same tax basis and tax holding periods such assets had in the Target Fund’s hands immediately prior to the Reorganization.

Transparency. While actively-managed mutual funds generally provide only periodic disclosure of their complete portfolio holdings (typically quarterly on a 60-day lag), transparent active (and index) ETFs, including the Acquiring Funds, operate with full, daily transparency of their portfolio holdings. This daily transparency allows for trading participants to manage their risk and more accurately price shares in the secondary market. It also offers financial advisors and their clients an understanding of their portfolio risk each day.

Ability to Retain Performance Track Record. Each Acquiring Fund will be able to maintain the corresponding Target Fund’s performance track record, which will assist in marketing and distribution efforts. Following each Reorganization, each Target Fund would be the accounting survivor and the corresponding Acquiring Fund would assume the historical performance of that Target Fund.

Other factors the Board considered in connection with the Reorganization included:

Target Fund Shareholders’ Need for a Brokerage Account that May Hold ETF Shares. As part of a Reorganization, Target Fund shareholders will receive corresponding shares of the Acquiring Fund. In order to transact in such shares, except for full liquidation, Target Fund shareholders must hold their shares through a qualifying brokerage account that is eligible to accept shares of an ETF (a “Qualifying Brokerage Account”). If a shareholder does not hold Target Fund shares in a Qualifying Brokerage Account, that shareholder will need to contact its financial intermediary to set up such an account. If a Target Fund shareholder does not make this change prior to the Reorganization, that shareholder will not receive shares of the corresponding Acquiring Fund directly in its brokerage account as part of the Reorganization. Instead, the Acquiring Fund shares a shareholder is entitled to receive as part of the Reorganizations will be held in a Hold-Only Account maintained by Ultimus for the shareholder's benefit until the shareholder either transfers the Acquiring Fund shares to a Qualifying Brokerage Account or fully redeems the shares. Ultimus is not the transfer agent for either the Acquiring Fund or the Target Fund but rather has been engaged by the Acquiring Fund to perform limited transfer agency and recordkeeping services with respect to the Acquiring Fund shares held in the Hold-Only Accounts. A Hold-Only Account may be closed at a future date, and Target Fund shareholders are encouraged to designate a Qualifying Brokerage Account as soon as practicable. If a shareholder decides to fully redeem their shares, the liquidation of the investment and distribution of cash may be subject to tax, and it may take up to 7 days from the liquidation date for a shareholder to receive cash. In some cases, the liquidation of an investment and return of cash, or the transfer of an investment, may be subject to fees and expenses and may also be subject to tax. Shareholders should consult a tax advisor to understand the specific tax consequences based on their individual circumstances. The Trustees considered that the Adviser has agreed to implement a communications plan intended to provide notice to Target Fund shareholders without a Qualifying Brokerage Account so that they will be able to open such an account prior to the Reorganization.

Based upon their evaluation of the relevant information presented to them, including the information and considerations described above but without identifying any single factor as all-important or controlling, and in light of their fiduciary duties under federal and state law, the Board, including all of the Independent Trustees, concluded that participation by each Target Fund in its Reorganization is in the best interests of the Target Fund, and that no dilution of value would result to the shareholders of each Target Fund from the Reorganization. The Board unanimously approved each Reorganization at the Board Meetings.

The Board also reviewed each Reorganization with respect to each Acquiring Fund, with the advice and assistance of Fund counsel and independent legal counsel to the Independent Trustees. Following careful consideration, the Board determined that participation by each Acquiring Fund in its Reorganization was in the best interests of the Acquiring Fund and that the interests of existing shareholders of the Acquiring Fund would not be diluted as a result of the Reorganization.

INFORMATION ABOUT THE REORGANIZATIONS

This is only a summary of the Plan. You should read the Plan for more complete information about the Reorganization. The Plan has been filed as an exhibit to each Acquiring Fund’s Registration Statement on Form N-14 of which this Prospectus/Information Statement is a part.

How will the Reorganizations be carried out?

Completion of each Reorganization is subject to a number of conditions. The Plan provides that before the closing of each Reorganization, each class of shares of a Target Fund, other than Institutional Class Shares, will be consolidated into Institutional Class Shares as part of the Share Class Consolidation. The Share Class Consolidation will be effected on the basis of the relative NAVs of the relevant classes, without the imposition of any sales load, fee or other charge. The Share Class Consolidation is intended to move shareholders into a single share class of each Target Fund, its Institutional Class Shares, that most closely resembles the corresponding Acquiring Fund's shares.

After the Share Class Consolidation, any fractional shares held by Target Fund shareholders will be redeemed, and the Target Funds will distribute the redemption proceeds attributable to the redemption of fractional shares to those shareholders. The distribution of redemption proceeds to shareholders may be a taxable event and shareholders are encouraged to consult their tax advisors to determine the effect of any such redemption.

On the closing date but prior to the Reorganization, which is scheduled to occur on or about December 7, 2026 (the “Closing Date”), but which may occur on such other date as the officers of the Target Funds and the Acquiring Funds may mutually agree, the Target Funds will transfer all of their assets, free and clear of all liens, encumbrances, and claims whatsoever (except for liens or encumbrances that do not materially detract from the value or use of the Target Funds’ assets), to the Acquiring Funds and the Acquiring Funds will assume all liabilities of the Target Funds. In exchange, the Acquiring Funds will issue the Acquiring Fund Shares that have an aggregate NAV equal to the dollar value of the net assets delivered to the Acquiring Fund by the Trust, on behalf of the applicable Target Fund. The Trust, on behalf of the applicable Target Fund, will distribute to shareholders the Acquiring Fund Shares it receives. Each shareholder of a Target Fund will receive Acquiring Fund Shares with an aggregate NAV equal to the aggregate NAV of his or her shares of the applicable Target Fund (less the amount of cash in lieu of fractional shares, if any, received immediately prior to the Reorganization). The Target Funds will accept requests for redemptions only if received in proper form before the close of trading on the NYSE (usually 4:00 p.m. Eastern time or the time trading closes on the NYSE, whichever is earlier), on the day before the Closing Date. Any shares not redeemed before such time will be exchanged for Acquiring Fund Shares on the Closing Date; and, after such time, Target Fund shareholders wishing to sell their Acquiring Fund Shares must do so on an exchange using their brokerage account.

As part of a Reorganization, Target Fund shareholders will receive corresponding shares of the Acquiring Fund. In order to transact in such shares, except for full liquidation, Target Fund shareholders must hold their shares through a Qualifying Brokerage Account. If a shareholder does not hold Target Fund shares in a Qualifying Brokerage Account, that shareholder will need to contact its financial intermediary to set up such an account. If a Target Fund shareholder does not make this change prior to the Reorganization, that shareholder will not receive shares of the corresponding Acquiring Fund directly in its brokerage account as part of the Reorganization. Instead, the Acquiring Fund shares a shareholder is entitled to receive as part of the Reorganizations will be held in a Hold-Only Account maintained by Ultimus for the shareholder's benefit until the shareholder either transfers the Acquiring Fund shares to a Qualifying Brokerage Account or fully redeems the shares. Ultimus is not the transfer agent for either the Acquiring Fund or the Target Fund but rather has been engaged by the Acquiring Fund to perform limited transfer agency and recordkeeping services with respect to the Acquiring Fund shares held in the Hold-Only Accounts. The Hold-Only Accounts may be closed at a future date, and Target Fund shareholders are encouraged to designate a Qualifying Brokerage Account as soon as practicable. If a shareholder decides to fully redeem their shares, the liquidation of the investment and distribution of cash may be subject to tax, and it may take up to 7 days from the liquidation date for a shareholder to receive cash. In some cases, the liquidation of your investment and distribution of cash, or the transfer of your investment, may be subject to fees and expenses and may also be subject to tax. Shareholders should consult a tax advisor to understand the specific tax consequences based on their individual circumstances. For shareholders that do not currently hold their shares of a Target Fund through a Qualifying Brokerage Account, information is provided above regarding additional actions that those shareholders must take in order to receive shares of an ETF as part of the Reorganization. No further action is required for shareholders that hold shares of a Target Fund through a Qualifying Brokerage Account.

The Target Funds will then terminate their existence, liquidate, and dissolve.

The obligations under the Plan are subject to various conditions, including, but not limited to:

●	each Acquiring Fund’s Registration Statement on Form N-14 under the Securities Act of 1933, of which this Prospectus/ Information Statement is a part, shall have been filed with the SEC, such Registration Statement shall have become effective, no stop-order suspending the effectiveness thereof shall have been issued prior to the Closing Date or shall be in effect at the Closing, and no investigation or proceeding for the issuance of such an order shall be pending or threatened on that date; and

●	the Trust, on behalf of the Target Funds and the Acquiring Funds, shall have received a tax opinion described further below, that each Reorganization is a “reorganization” within the meaning of Section 368(a) of the Code and generally is not expected to result in the recognition of gain or loss for federal income tax purposes for the Target Funds, the Acquiring Funds or their shareholders.

The Trust, on behalf of the Target Funds and the Acquiring Funds, may terminate or abandon the Plan at any time before the Closing Date.

Who will pay the expenses of the Reorganizations?

The estimated cost of each Reorganization is expected to be approximately $125,000. The Adviser will bear all of the expenses relating to each Reorganization, except that to the extent a Target Fund incurs any transaction costs in connection with acquiring or selling securities in connection with the Reorganization, the Target Fund would bear such costs. The Target Funds are not expected to bear any costs in connection with the applicable Reorganization. The Adviser will bear the other costs of each Reorganization whether or not the Reorganization is consummated.

What are the capitalizations of the Funds and what might the Acquiring Funds’ capitalizations be after the Reorganizations?

The following tables set forth, as of August 31, 2026, the capitalizations of the Funds. Each table also shows the pro forma capitalization of the Acquiring Funds as adjusted to give effect to the proposed Reorganization as of August 31, 2026. Class A, Class C and Class R6 shares, as applicable, of the Target Funds will be converted into Institutional Class shares (without the imposition of any sales load, fee or other charge) prior to the Reorganizations. At the closing of each Reorganization, shareholders of the Target Funds will receive the applicable Acquiring Fund Shares (less the amount of cash in lieu of fractional shares, if any, received immediately prior to the Reorganization) based on the relative NAVs per share of the applicable Funds on the Closing Date.

Sterling Capital Behavioral Large Cap Value Equity Fund Reorganization (Sterling Capital Behavioral Large Cap Value Equity Fund into Sterling Capital Large Cap Value Focused Factor ETF)

	Target Fund Class A**	Target Fund Class C**	Target Fund Institutional Class**	Target Fund Class R6**	Acquiring Fund***	Pro Forma Adjustment	Pro Forma - Acquiring Fund after Reorganization (estimated)
Net assets ($)	57,477,270	120,759	13,319,959	13,382,822	0	0****	84,300,809
Total shares outstanding	1,267,136	2,776	291,147	291,565	0	N/A	1,842,641
Net asset value per share ($) *	45.36	43.50	45.75	45.90	0	0	45.75

*	Per share amounts may not reconcile due to rounding of net assets and/or shares outstanding.

**	Holders of Class A, Class C, Class R6 and Institutional Class shares of the Target Fund will each receive shares of the Acquiring Fund upon closing of the Reorganization as contemplated in the Plan. The Acquiring Fund does not offer multiple share classes.

***	The Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.

****	The Funds are not expected to bear any costs in connection with the Reorganization because estimated costs of the Reorganization of $125,000 will be borne by the Adviser.

Sterling Capital Behavioral Small Cap Value Equity Fund Reorganization (Sterling Capital Behavioral Small Cap Value Equity Fund into Sterling Capital Small Cap Value Focused Factor ETF)

	Target Fund Class A**	Target Fund Class C**	Target Fund Institutional Class**	Target Fund Class R6**	Acquiring Fund***	Pro Forma Adjustment	Pro Forma – Acquiring Fund after Reorganization (estimated)
Net assets ($)	7,193,407	98,012	7,310,141	67,192,159	0	0****	81,793,719
Total shares outstanding	304,935	4.502	304,843	2,793,853	0	N/A	3,410,914
Net asset value per share ($) *	23.59	21.77	23.98	24.05	0	0	23.98

*	Per share amounts may not reconcile due to rounding of net assets and/or shares outstanding.

**	Holders of Class A, Class C, Class R6 and Institutional Class shares of the Target Fund will each receive shares of the Acquiring Fund upon closing of the Reorganization as contemplated in the Plan. The Acquiring Fund does not offer multiple share classes.

***	The Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.

****	The Funds are not expected to bear any costs in connection with the Reorganization because estimated costs of the Reorganization of $125,000 will be borne by the Adviser.

Sterling Capital Small Cap Value Fund Reorganization (Sterling Capital Small Cap Value Fund into Sterling Capital Small Cap Value ETF)

	Target Fund Class A**	Target Fund Class C**	Target Fund Institutional Class**	Target Fund Class R6**	Acquiring Fund***	Pro Forma Adjustment	Pro Forma – Acquiring Fund after Reorganization (estimated)
Net assets ($)	2,731,113	1,662,120	170,443,590	8,510,518	0	0****	183,347,341
Total shares outstanding	64,949	48,628	3,940,892	195,016	0	N/A	4,239,245
Net asset value per share ($) *	42.05	34.18	43.25	43.64	0	0	43.25

*	Per share amounts may not reconcile due to rounding of net assets and/or shares outstanding.

**	Holders of Class A, Class C, Class R6 and Institutional Class shares of the Target Fund will each receive shares of the Acquiring Fund upon closing of the Reorganization as contemplated in the Plan. The Acquiring Fund does not offer multiple share classes.

***	The Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.

****	The Funds are not expected to bear any costs in connection with the Reorganization because estimated costs of the Reorganization of $125,000 will be borne by the Adviser.

Sterling Capital North Carolina Intermediate Tax-Free Fund Reorganization (Sterling Capital North Carolina Intermediate Tax-Free Fund into Sterling Capital North Carolina Intermediate Tax-Free ETF)

	Target Fund Class A**	Target Fund Class C**	Target Fund Institutional Class**	Acquiring Fund***	Pro Forma Adjustment	Pro Forma – Acquiring Fund after Reorganization (estimated)
Net assets ($)	17,577,624	251,782	88,660,621	0	0****	106,490,027
Total shares outstanding	1,766,595	25,356	8,919,580	0	N/A	10,713,283
Net asset value per share ($) *	9.95	9.93	9.94	0	0	9.94

*	Per share amounts may not reconcile due to rounding of net assets and/or shares outstanding.

**	Holders of Class A, Class C, and Institutional Class shares of the Target Fund will each receive shares of the Acquiring Fund upon closing of the Reorganization as contemplated in the Plan. The Acquiring Fund does not offer multiple share classes.

***	The Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.

****	The Funds are not expected to bear any costs in connection with the Reorganization because estimated costs of the Reorganization of $125,000 will be borne by the Adviser.

Sterling Capital Virginia Intermediate Tax-Free Fund Reorganization (Sterling Capital Virginia Intermediate Tax-Free Fund into Sterling Capital Virginia Intermediate Tax-Free ETF)

	Target Fund Class A**	Target Fund Class C**	Target Fund Institutional Class**	Acquiring Fund***	Pro Forma Adjustment	Pro Forma – Acquiring Fund after Reorganization (estimated)
Net assets ($)	6,665,527	5,603	18,479,292	0	0****	25,150,422
Total shares outstanding	613,769	517	1,701,592	0	N/A	2,315,877
Net asset value per share ($) *	10.86	10.84	10.86	0	0	10.86

*	Per share amounts may not reconcile due to rounding of net assets and/or shares outstanding.

**	Holders of Class A, Class C, and Institutional Class shares of the Target Fund will each receive shares of the Acquiring Fund upon closing of the Reorganization as contemplated in the Plan. The Acquiring Fund does not offer multiple share classes.

***	The Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.

****	The Funds are not expected to bear any costs in connection with the Reorganization because estimated costs of the Reorganization of $125,000 will be borne by the Adviser.

FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATIONS

The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganizations and is based upon the current provisions of the Code, existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account, such as an individual retirement account (IRA) or qualified retirement plan.

As a condition to closing of each Reorganization, the Trust, on behalf of the Target Funds and of the Acquiring Funds, will receive an opinion of Ropes & Gray LLP to the effect that for federal income tax purposes, with respect to each Reorganization:

●	(i) the Reorganization will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Target Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

●	(ii) under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Target Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Target Fund;

●	(iii) under Section 362(b) of the Code, the basis in the hands of the Acquiring Fund of the assets of the Target Fund transferred to the Acquiring Fund in the Reorganization will be the same as the basis of such assets in the hands of the Target Fund immediately prior to the transfer;

●	(iv) under Section 1223(2) of the Code, the holding periods in the hands of the Acquiring Fund of each Target Fund asset transferred to the Acquiring Fund in the reorganization will include the periods during which such asset was held or treated for federal income tax purposes as held by the Target Fund;

●	(v) under Section 361 of the Code, no gain or loss will be recognized by the Target Fund upon the transfer of the Target Fund’s assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Target Fund, or upon the distribution of Acquiring Fund Shares by the Target Fund to its shareholders in liquidation;

●	(vi) under Section 354 of the Code, no gain or loss will be recognized by the Target Fund shareholders upon the exchange of their Target Fund shares for Acquiring Fund Shares (except with respect to cash received by such Target Fund shareholders in redemption of fractional shares prior to the Reorganization);

●	(vii) under Section 358 of the Code, the aggregate tax basis of Acquiring Fund Shares a Target Fund shareholder receives in connection with the Reorganization will be the same as the aggregate tax basis of his or her Target Fund shares exchanged therefor;

●	(viii) under Section 1223(1) of the Code, a Target Fund shareholder’s holding period for his or her Acquiring Fund Shares will be determined by including the period for which he or she held or is treated for federal income tax purposes as having held the Target Fund shares exchanged therefor, provided that he or she held such Target Fund shares as capital assets; and

●	(ix) Acquiring Fund will succeed to and take into account the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.

Such opinion shall be based on such assumptions and representations and shall contain such qualifications and limitations as shall in the opinion of Ropes & Gray LLP appropriate to render the opinions expressed therein and as shall be reasonably satisfactory to the parties hereto.

None of the Funds have requested nor will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganizations. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position. A copy of the opinion will be filed with the SEC and will be available for public inspection after the Closing Date of the Reorganizations. See “INFORMATION ABOUT THE FUNDS.”

Prior to the closing of each Reorganization, the applicable Target Fund may declare a distribution to shareholders which, together with all previous distributions, would have the effect of distributing to shareholders all of the Fund’s investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the closing of the Reorganization. These distributions would be taxable to shareholders who hold their Target Fund shares in a taxable account.

Assuming each Reorganization qualifies as a tax-free reorganization, as expected, each of the Acquiring Funds will succeed to the tax attributes of the corresponding Target Fund upon the closing of each Reorganization, including any capital loss carryovers that could have been used by the applicable Target Fund to offset its future realized capital gains, if any, for federal income tax purposes. Federal income tax law generally permits a regulated investment company to carry forward its net capital losses indefinitely. As of September 30, 2025, Sterling Capital Large Cap Value Focused Factor Fund, Sterling Capital Small Cap Value Focused Factor Fund, Sterling Capital Small Cap Value Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, and Sterling Capital Virginia Intermediate Tax-Free Fund have $7,595,501, $0, $0, $7,311,733, and $2,759,869, respectively, of capital loss carryforwards outstanding for federal income tax purposes. The amount of the Target Fund’s capital loss carryovers as of the date of the Reorganization may differ. The Reorganizations are not expected to independently result in limitations on any Acquiring Fund’s ability to use any capital loss carryforwards of the corresponding Target Fund. However, the capital loss carryforwards may subsequently become subject to an annual limitation as a result of sales of Acquiring Fund Shares or other reorganization transactions in which an Acquiring Fund might engage post-Reorganization.

State and Local Tax Considerations. Shareholders should consult their tax advisors about potential state and local tax considerations as a result of a Reorganization.

INFORMATION ABOUT THE FUNDS

Information about each Target Fund and each Acquiring Fund is included in such Target Fund’s and Acquiring Fund’s Prospectus. The Prospectus of each Target Fund and each Acquiring Fund is incorporated by reference into and is considered a part of this Prospectus/Information Statement. Additional information about each Target Fund and each Acquiring Fund is included in its Statement of Additional Information. The SAI of each Target Fund and each Acquiring Fund is incorporated by reference into and is considered a part of this Prospectus/Information Statement. The SAI relating to this Prospectus/Information Statement is also considered part of this Prospectus/Information Statement and is incorporated by reference into this Prospectus/Information Statement. Information about each Target Fund is also included in each Target Fund’s Form N-CSR filing for the fiscal year ended September 30, 2025 and its Form N-CSRS filing for the fiscal period ending March 31, 2026.

You may request a free copy of each Fund’s Prospectus and SAI, and the Target Funds’ Form N-CSR or N-CSRS filings, the SAI relating to this Prospectus/Information Statement, and other information by calling the Adviser at (888) 637-7798 or by writing to a Fund at Sterling Capital Funds c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, OH 45246. Each Target Fund’s Prospectus may also be found at http://www.sterlingcapitalfunds.com/funds.

The Trust, on behalf of the Target Funds and the Acquiring Funds, files Information materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act. These materials can be viewed on the EDGAR database on the SEC’s Internet site at http://www.sec.gov, and may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

PRINCIPAL HOLDERS OF SHARES

As of August 31, 2026, the officers and directors of the Trust, as a group, owned of record and beneficially less than 1% of the outstanding shares of the Target Funds’ outstanding shares. As of August 31, 2026, the Acquiring Funds were not operational and, therefore, had no shareholders.

From time to time, the number of Fund shares held in “street name” accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. To the knowledge of the Target Funds, no other persons owned (beneficially or of record) 5% or more of the outstanding shares of any class of the Target Funds as of August 31, 2026, except as listed in Exhibit D to this Prospectus/Information Statement. Upon completion of the Reorganizations, it is expected that those persons disclosed in Exhibit D as owning 5% or more of a Target Fund’s outstanding Class A, Class C, Institutional Class or Class R6 shares, as applicable, will continue to own in excess of 5% of the then outstanding shares of the corresponding Acquiring Fund.

By Order of the Board of Trustees of Sterling Capital Funds

/s/ James T. Gillespie
President
Sterling Capital Funds
October 22, 2026

EXHIBITS TO PROSPECTUS/INFORMATION STATEMENT

Exhibit

A.	Summary of Principal Risks
B.	Fundamental and Non-Fundamental Investment Policies
C.	Financial Highlights
D.	Principal Holders of Securities of the Funds

EXHIBIT A

SUMMARY OF PRINCIPAL RISKS—ACQUIRING FUNDS

Active Trading Risk (Sterling Capital Large Cap Value Focused Factor ETF and Sterling Capital Small Cap Value Focused Factor ETF only): The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Company-Specific Risk (Sterling Capital Large Cap Value Focused Factor ETF, Sterling Capital Small Cap Value Focused Factor ETF and Sterling Capital Small Cap Value ETF only): The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Convertible Securities Risk (Sterling Capital Small Cap Value ETF only): Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Counterparty Risk (Sterling Capital North Carolina Intermediate Tax-Free ETF and Sterling Capital Virginia Intermediate Tax-Free ETF only): The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Credit Risk (Sterling Capital North Carolina Intermediate Tax-Free ETF and Sterling Capital Virginia Intermediate Tax-Free ETF only): The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk. Changes in actual or perceived creditworthiness may occur quickly.

Estimated Maturity Risk (Sterling Capital North Carolina Intermediate Tax-Free ETF and Sterling Capital Virginia Intermediate Tax-Free ETF only): The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

ETF Structure Risks. The Fund is structured as an ETF and is subject to risks related to exchange trading, including:

●	The Fund’s shares are listed for trading on a national securities exchange (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s net asset value (“NAV”), there may be times when the market price reflects significant premium or discount to NAV, including during periods of high market volatility or other unusual market conditions.

●	Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market in the Fund’s shares may not be maintained.

●	The Fund could potentially face trading halts and/or delisting from the Exchange. This risk is heightened in times of market stress, including at both the Fund share level and at the Fund holdings level.

●	Only an authorized participant (an “Authorized Participant”) may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

●	To the extent that the Fund effects its creation and redemptions in cash, as it intends regularly to do, the Fund may need to sell securities to generate the necessary funds for a redemption. Such sales may result in the Fund realizing capital gains, which under applicable tax regulations must be distributed to all shareholders, leading to potential tax liabilities for shareholders that would not have been incurred had the redemptions been effected in-kind. Such cash redemptions may also result in the Fund incurring brokerage costs that might not have been incurred if the purchase or redemption of Creation Units were effected in kind, and the imposition of such costs may decrease the Fund’s net asset value. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV.

ETF Risk (Sterling Capital Large Cap Value Focused Factor ETF and Sterling Capital Small Cap Value Focused Factor ETF only): The risks associated with investing in ETFs include the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in the ETF being more volatile than the underlying portfolio of securities. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Fund will bear a pro rata portion of the ETF’s expenses. As a result, it may be more costly to own an ETF than owning the underlying portfolio of securities directly.

Fixed Income Market Risk (Sterling Capital North Carolina Intermediate Tax-Free ETF and Sterling Capital Virginia Intermediate Tax-Free ETF only): Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Focused Investment Risk (Sterling Capital Large Cap Value Focused Factor ETF, Sterling Capital Small Cap Value Focused Factor ETF, and Sterling Capital Small Cap Value ETF only): Investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Income Risk (Sterling Capital North Carolina Intermediate Tax-Free ETF and Sterling Capital Virginia Intermediate Tax-Free ETF only): The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.

Interest Rate Risk (Sterling Capital North Carolina Intermediate Tax-Free ETF and Sterling Capital Virginia Intermediate Tax-Free ETF only): The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Investment Style Risk (Sterling Capital Large Cap Value Focused Factor ETF only): The possibility that a market segment on which this Fund focuses - large cap stocks, small company stocks, value stocks and momentum stocks - will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur. A stock owned primarily for its momentum characteristics may start to underperform abruptly. In addition, the Fund’s focus on behavioral finance principles may cause the Fund to underperform funds that do not employ a behavioral finance strategy. There can be no guarantee that the factors that the Fund’s investment adviser considers in selecting stocks, and the weight that the adviser puts on each factor, will be effective in identifying and capitalizing on stock price anomalies.

Investment Style Risk (Sterling Capital Small Cap Value Focused Factor ETF only): The possibility that a market segment on which this Fund focuses - small company stocks, value stocks and momentum stocks - will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur. A stock owned primarily for its momentum characteristics may start to underperform abruptly. In addition, the Fund’s focus on behavioral finance principles may cause the Fund to underperform funds that do not employ a behavioral finance strategy. There can be no guarantee that the factors that the Fund’s investment adviser considers in selecting stocks, and the weight that the adviser puts on each factor, will be effective in identifying and capitalizing on stock price anomalies.

Investment Style Risk (Sterling Capital Small Cap Value ETF only): The possibility that the market segment on which this Fund focuses - small cap value stocks - will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

Market Risk (Sterling Capital Large Cap Value Focused Factor ETF, Sterling Capital Small Cap Value Focused Factor ETF, and Sterling Capital Small Cap Value ETF only): The possibility that the Fund’s stock holdings will decline in price because of a stock market decline or other domestic, regional, or global events. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Mid Capitalization Company Risk (Sterling Capital Large Cap Value Focused Factor ETF and Sterling Capital Small Cap Value Focused Factor ETF only): Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Municipal Securities Risk (Sterling Capital North Carolina Intermediate Tax-Free ETF and Sterling Capital Virginia Intermediate Tax-Free ETF only): Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Non-Diversified Risk (Sterling Capital North Carolina Intermediate Tax-Free ETF and Sterling Capital Virginia Intermediate Tax-Free ETF only): Because certain of the Funds are non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by these Funds may adversely affect the Fund and its shareholders, including by causing losses for these Funds or impairing these Funds’ operations.

Prepayment/Call Risk (Sterling Capital North Carolina Intermediate Tax-Free ETF and Sterling Capital Virginia Intermediate Tax-Free ETF only): When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” - or repay - higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Real Estate-Related Investment and REIT Risk (Sterling Capital Large Cap Value Focused Factor ETF and Sterling Capital Small Cap Value Focused Factor ETF only): Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

Small Capitalization Company Risk (Sterling Capital Small Cap Value Focused Factor ETF and Sterling Capital Small Cap Value ETF only): Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

State-Specific Risk (Sterling Capital North Carolina Intermediate Tax-Free ETF and Sterling Capital Virginia Intermediate Tax-Free ETF only): By concentrating its investments in securities issued by North Carolina and Virginia and their political subdivisions, the Fund may be more vulnerable to unfavorable developments in North Carolina and Virginia (e.g., adverse changes in North Carolina and Virginia economic conditions, government policies or tax revenues and expenditures) than funds that are more geographically diversified.

Tax Risk (Sterling Capital North Carolina Intermediate Tax-Free ETF and Sterling Capital Virginia Intermediate Tax-Free ETF only): The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Variable and Floating Rate Instrument Risk (Sterling Capital North Carolina Intermediate Tax-Free ETF and Sterling Capital Virginia Intermediate Tax-Free ETF only): Variable and floating rate instruments are generally less sensitive to interest rate changes than other fixed rate instruments; however, the value of floating rate instruments may decline if their interest rates do not rise as quickly, or as much, as general interest rates.

EXHIBIT B

FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES

The Funds have adopted the following investment restrictions as fundamental policies. These restrictions cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities. For purposes of the 1940 Act, a majority of the outstanding voting securities of a Fund means the vote, at an annual or a special meeting of the security holders of the Fund, of the lesser of (1) 67% or more of the voting securities of the Fund present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund.

The fundamental investment restrictions of the Funds are as follows:

THE LARGE CAP VALUE FOCUSED FACTOR ETF MAY NOT:

1. Purchase any securities that would cause 25% or more of the value of such Fund’s total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. government or its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, electric utilities, gas utilities, and water utilities will each be considered a separate industry.

2. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund’s total assets would be invested in such issuer, or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund’s total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

THE SMALL CAP VALUE FOCUSED FACTOR ETF MAY NOT:

1. Purchase any securities that would cause 25% or more of the value of such Fund’s total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, electric utilities, gas utilities, and water utilities will each be considered a separate industry.

2. Underwrite any issue of securities, except as the Fund may be deemed to be an underwriter under the 1933 Act in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

THE SMALL CAP VALUE ETF MAY NOT:

1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund’s total assets would be invested in such issuer, or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund’s total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

2. Purchase any securities that would cause 25% or more of the value of such Fund’s total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. government or its agencies or instrumentalities; (b) wholly- owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, electric utilities, gas utilities, and water utilities will each be considered a separate industry.

EACH OF THE FUNDS (EXCEPT THE SMALL CAP VALUE FOCUSED FACTOR ETF) MAY:

1. Borrow money or lend to the extent permitted by the 1940 Act, or the rules or regulations thereunder as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretation of such statute, rules or regulations.

EACH OF THE FUNDS MAY:

1. Issue senior securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretation of such statute, rules or regulations.

THE NORTH CAROLINA INTERMEDIATE TAX-FREE ETF AND THE VIRGINIA INTERMEDIATE TAX-FREE ETF MAY NOT:

1. Purchase any securities which would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. government or its agencies or instrumentalities, and (b) this limitation shall not apply to Tax-Exempt Obligations or governmental guarantees of Tax-Exempt Obligations. For purposes of this limitation, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such nongovernmental user.

EACH FUND MAY:

1. Purchase or sell commodities, commodities contracts, or future contracts or real estate to the extent permitted by the 1940 Act, or the rules or regulations thereunder as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretation of such statute, rules or regulations.

THE SMALL CAP VALUE FOCUSED FACTOR ETF MAY:

1. Purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time. Under the 1940 Act, and the rules, regulations, and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than U.S. Treasury bills, notes or other obligations issued or guaranteed by the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer’s voting securities would be held by the fund.

2. Borrow money or lend to the extent permitted by the 1940 Act, or the rules or regulations thereunder as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretation of such statute, rules or regulations. The 1940 Act limits the Fund’s ability to borrow money, prohibiting a fund from issuing senior securities, except that it may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by a fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, a fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.

Non-Fundamental Investment Policies

As described below, the non-fundamental investment policies of the Target Funds and the Acquiring Funds are the same, except that the Target Funds include a non-fundamental restriction related to selling securities short while the Acquiring Funds do not. Non-fundamental policies may be changed without shareholder approval.

Target Funds	Acquiring Fund

The following investment restrictions are considered NON-FUNDAMENTAL and therefore may be changed by a vote of a majority of the Trustees of the Target Funds:

1. The Target Funds may not purchase securities on margin, except that a Target Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions, and a Target Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

2. The Target Funds may not sell securities short (unless they own or have the right to obtain securities equivalent in kind and amount to the securities sold short), however that policy does not prevent the Target Funds from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments, and the Target Funds may obtain such short-term credits as are necessary for the clearance of portfolio transactions.

The following investment restriction is considered NON-FUNDAMENTAL and therefore may be changed by a vote of a majority of the Trustees of the Acquiring Funds:

1. The Acquiring Funds may not purchase securities on margin, except that an Acquiring Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions, and a Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

EXHIBIT C

FINANCIAL HIGHLIGHTS

The financial highlights tables that follow are intended to help you understand the financial performance of the applicable share classes of each Target Fund for the periods listed below. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Target Fund (assuming reinvestment of all dividends and distributions).

The ratio of expenses to average net assets listed in the tables below are for Institutional Class Shares of each Target Fund and are based on the average net assets of each Target Fund for each of the periods listed in the tables.

The information below has been derived from the financial statements audited by Cohen & Company, Ltd. (“Cohen & Co”), the Target Funds’ independent registered public accounting firm. Cohen & Co’s report, along with each Target Fund’s financial statements, are incorporated by reference into each Target Fund’s SAI. The Target Funds’ Form N-CSR (which includes the Funds’ audited financial statements), the Target Funds’ Form N-CSRS (which includes the Funds’ unaudited financial statements) and SAI are incorporated by reference herein and available at no cost from the Trust, as applicable at the following toll-free number: (888) 637-7798.

As of the date of this combined Prospectus/Information Statement, the Acquiring Funds have not commenced operations. Therefore, the Acquiring Funds do not have financial highlight information.

Sterling Capital Behavioral Large Cap Value Equity Fund

	Investment Activities				Distributions
	Net asset value, beginning of year	Net investment income (loss)(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total from distributions
Predecessor Behavioral Large Cap Value Equity Fund
Period Ended March 31, 2026 (Unaudited)	$34.78	0.29	2.93	3.22	-	-	-	-
Year Ended September 30, 2025	$30.12	0.52	4.70	5.22	(0.56)	-	-	(0.56)
Year Ended September 30, 2024	$23.28	0.52	6.84	7.36	(0.52)	-	-	(0.52)
Year Ended September 30, 2023	$20.34	0.42	2.98	3.40	(0.46)	-	-	(0.46)
Year Ended September 30, 2022	$22.96	0.46	(2.62)	(2.16)	(0.46)	-	-	(0.46)
Year Ended September 30, 2021	$16.83	0.09	6.24	6.33	(0.04)	-	(0.16)	(0.20)

(a)	Per share net investment income has been calculated using the average shares method.

(b)	Not annualized.

(c)	Annualized.

*	During the periods certain fees were waived. If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

			Ratios/Supplementary Data
Net asset value, end of year	Total Return (excludes sales charge)		Net assets, End of year (000)	Ratio of net expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of expenses to average net assets *		Portfolio turnover**
$38.00	10.05	%(b)	$7,534	0.76	%(c)	1.58	%(c)	0.76	%(c)	68.15	%(b)
$34.78	17.51%		$5,827	0.80%		1.63%		0.80%		108.16%
$30.12	31.80%		$2,274	0.75%		1.92%		0.78%		99.00%
$23.28	16.74%		$1,499	0.84%		1.83%		0.90%		110.98%
$20.34	(9.62)%		$1,652	0.75%		1.94%		0.78%		125.15%
$22.96	37.90%		$2,023	0.64%		0.42%		0.78%		122.64%

Sterling Capital Behavioral Small Cap Value Equity Fund

	Investment Activities				Distributions
	Net asset value, beginning of year	Net investment income (loss)(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total from distributions
Predecessor Behavioral Small Cap Value Equity Fund
Period Ended March 31, 2026 (Unaudited)	$20.87	0.14	1.19	1.33	(0.15)	(1.78)	-	(1.93)
Year Ended September 30, 2025	$21.63	0.32	0.91	1.23	(0.29)	(1.70)	-	(1.99)
Year Ended September 30, 2024	$17.15	0.32	4.54	4.86	(0.38)	-	-	(0.38)
Year Ended September 30, 2023	$15.29	0.31	1.81	2.12	(0.26)	-	-	(0.26)
Year Ended September 30, 2022	$19.58	0.22	(2.49)	(2.27)	(0.20)	(1.82)	-	(2.02)
Year Ended September 30, 2021	$11.95	0.16	7.60	7.76	(0.13)	-	-	(0.13)

(a)	Per share net investment income has been calculated using the average shares method.

(b)	Not annualized.

(c)	Annualized.

*	During the periods certain fees were waived. If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

			Ratios/Supplementary Data
Net asset value, end of year	Total Return (excludes sales charge)		Net assets, End of year (000)	Ratio of net expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of expenses to average net assets *		Portfolio turnover**
$20.27	6.59	%(b)	$6,350	0.89	%(c)	1.33	%(c)	0.89	%(c)	49.67	%(b)
$20.87	5.68%		$6,179	0.84%		1.59%		0.84%		89.59%
$21.63	28.48%		$6,281	0.84%		1.63%		0.84%		74.00%
$17.15	13.86%		$5,804	0.85%		1.79%		0.85%		154.69%
$15.29	(13.35)%		$9,788	0.85%		1.13%		0.85%		70.82%
$19.58	65.21%		$14,639	0.81%		0.89%		0.81%		111.07%

Sterling Capital Small Cap Value Fund

	Investment Activities				Distributions
	Net asset value, beginning of year	Net investment income (loss)(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total from distributions
Predecessor Small Cap Value Fund
Period Ended March 31, 2026 (Unaudited)	$42.92	0.10	2.85	2.95	(0.14)	(7.22)	-	(7.36)
Year Ended September 30, 2025	$48.50	0.17	3.50	3.67	(0.11)	(9.14)	-	(9.25)
Year Ended September 30, 2024	$52.79	0.23	11.91	12.14	(0.23)	(16.20)	-	(16.43)
Year Ended September 30, 2023	$58.24	0.28	8.20	8.48	(0.25)	(13.68)	-	(13.93)
Year Ended September 30, 2022	$83.58	0.27	(8.25)	(7.98)	(0.09)	(17.27)	-	(17.36)
Year Ended September 30, 2021	$64.04	0.17	31.01	31.18	(0.42)	(11.22)	-	(11.64)

(a)	Per share net investment income has been calculated using the average shares method.

(b)	Not annualized.

(c)	Annualized.

*	During the periods certain fees were waived. If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

				Ratios/Supplementary Data
Net asset value, end of year	Total Return (excludes sales charge)		Net assets, End of year (000)	Ratio of net expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of expenses to average net assets *		Portfolio turnover**
$38.51	7.50	%(b)	$163,096	1.06	%(c)	0.49	%(c)	1.06	%(c)	3.86	%(b)
$42.92	8.10%		$164,981	1.03%		0.41%		1.03%		6.19%
$48.50	28.85%		$187,448	1.05%		0.50%		1.06%		2.87%
$52.79	15.31%		$261,706	1.03%		0.51%		1.05%		0.77%
$58.24	(13.93)%		$350,163	1.00%		0.38%		1.00%		5.26%
$83.58	52.78%		$514,025	0.98%		0.22%		1.02%		6.15%

Sterling Capital North Carolina Intermediate Tax-Free Fund

	Investment Activities				Distributions
	Net asset value, beginning of year	Net investment income (loss)(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total from distributions
Predecessor North Carolina Intermediate Tax-Free Fund
Period Ended March 31, 2026 (Unaudited)	$10.12	0.14	(0.05)	0.09	(0.14)	-	-	(0.14)
Year Ended September 30, 2025	$10.21	0.27	(0.09)	0.18	(0.27)	-	-	(0.27)
Year Ended September 30, 2024	$9.75	0.25	0.47	0.72	(0.26)	-	-	(0.26)
Year Ended September 30, 2023	$9.83	0.23	(0.08)	0.15	(0.23)	-	-	(0.23)
Year Ended September 30, 2022	$10.97	0.19	(1.14)	(0.95)	(0.19)	-	-	(0.19)
Year Ended September 30, 2021	$11.12	0.18	(0.15)	0.03	(0.18)	-	-	(0.18)

(a)	Per share net investment income has been calculated using the average shares method.

(b)	Not annualized.

(c)	Annualized.

*	During the periods certain fees were waived. If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

			Ratios/Supplementary Data
Net asset value, end of year	Total Return (excludes sales charge)		Net assets, End of year (000)	Ratio of net expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of expenses to average net assets *		Portfolio turnover**
$10.07	0.84	%(b)	$94,920	0.59	%(c)	2.68	%(c)	0.59	%(c)	6.34	%(b)
$10.12	1.80%		$97,241	0.58%		2.67%		0.58%		29.62%
$10.21	7.39%		$106,881	0.60%		2.52%		0.60%		20.34%
$9.75	1.44%		$110,951	0.60%		2.24%		0.60%		38.07%
$9.83	(8.78)%		$126,739	0.57%		1.76%		0.57%		50.21%
$10.97	0.24%		$154,297	0.55%		1.59%		0.55%		7.97%

Sterling Capital Virginia Intermediate Tax-Free Fund

	Investment Activities				Distributions
	Net asset value, beginning of year	Net investment income (loss)(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total from distributions
Predecessor Virginia Intermediate Tax-Free Fund
Period Ended March 31, 2026 (Unaudited)	$11.07	0.14	(0.06)	0.08	(0.14)	-	-	(0.14)
Year Ended September 30, 2025	$11.19	0.28	(0.12)	0.16	(0.28)	-	-	(0.28)
Year Ended September 30, 2024	$10.69	0.26	0.50	0.76	(0.26)	-	-	(0.26)
Year Ended September 30, 2023	$10.77	0.22	(0.07)	0.15	(0.23)	-	-	(0.23)
Year Ended September 30, 2022	$11.97	0.19	(1.19)	(1.00)	(0.19)	(0.01)	-	(0.20)
Year Ended September 30, 2021	$12.22	0.19	(0.22)	(0.03)	(0.19)	(0.03)	-	(0.22)

(a)	Per share net investment income has been calculated using the average shares method.

(b)	Not annualized.

(c)	Annualized.

*	During the periods certain fees were waived. If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

			Ratios/Supplementary Data
Net asset value, end of year	Total Return (excludes sales charge)		Net assets, End of year (000)	Ratio of net expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of expenses to average net assets *		Portfolio turnover**
$11.01	0.72	%(b)	$23,964	0.65	%(c)	2.52	%(c)	0.65	%(c)	8.82	%(b)
$11.07	1.48%		$23,260	0.62%		2.55%		0.62%		17.40%
$11.19	7.19%		$35,603	0.62%		2.39%		0.62%		20.54%
$10.69	1.30%		$50,995	0.61%		2.03%		0.61%		17.86%
$10.77	(8.41)%		$66,967	0.58%		1.67%		0.58%		37.23%
$11.97	(0.27)%		$65,071	0.56%		1.56%		0.56%		8.98%

EXHIBIT D

PRINCIPAL HOLDERS OF SECURITIES

Listed below are the names, addresses and percent ownership of each person who, as of August 31, 2026, to the best knowledge of the Trust, owned 5% or more of the outstanding shares of each class of a Target Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

Target Fund Name	Class	Shareholder Name and Address	Share Amount	Percentage of Class (%)
Sterling Capital Behavioral Large Cap Value Equity Fund	Class C	PHYLLIS K BALDWIN & THOMAS E BALDWIN JT TEN HUNTERSVILLE, NC 28078-9132	513.556	18
Sterling Capital Behavioral Large Cap Value Equity Fund	Class C	FIRST NATIONAL BANK CUST FBO JOSEPH GARCIA NON DFI SIMPLE IRA JEFFERSONVILLE IN 47130-6550	146.742	5
Sterling Capital Behavioral Large Cap Value Equity Fund	Class R6	RELIANCE TRUST CO FBO SALEM TRUST EB R R PO BOX 570788, ATLANTA GA 30357	50,088.167	17
Sterling Capital Small Cap Value Fund	Class A	FIRST NATIONAL BANK CUST FBO NICHOLAS DEWALD IRA CAPE CORAL, FL 33991-3710	7,752.685	12
Sterling Capital Small Cap Value Fund	Class A	FIRST NATIONAL BANK CUST FBO GERALDINE DEWALD IRA CAPE CORAL, FL 33991	3,697.286	6
Sterling Capital Small Cap Value Fund	Class R6	CAPINCO C O US BANK NA 1555 N RIVERCENTER DRIVE STE 302, MILWAUKEE, WI 53212	93,846.728	48
Sterling Capital Virginia Intermediate Tax-Free Fund	Class A	JAMES C BOLLING JR SALEM, VA 24153-2140	47,742.961	8
Sterling Capital Virginia Intermediate Tax-Free Fund	Class A	RICHARD B DALTON AXTON, VA 24054-2487	34,153.922	6
Sterling Capital Virginia Intermediate Tax-Free Fund	Class C	STERLING CAPITAL MANAGEMENT LLC SEED ACCOUNT ATTN JAMES GILLESPIE, 434 FAYETTEVILLE ST STE 500, RALEIGH, NC 27601	517.649	100
Sterling Capital Virginia Intermediate Tax-Free Fund	Institutional	DIVERSIFIED TRUST COMPANY, INC. 6075 POPLAR AVENUE, SUITE 850, MEMPHIS TN 38119	97,039.717	6

 D-1

STATEMENT OF ADDITIONAL INFORMATION

Dated October 22, 2026

RELATING TO THE ACQUISITION OF THE ASSETS OF

Sterling Capital Behavioral Large Cap Value Equity Fund

Sterling Capital Behavioral Small Cap Value Equity Fund

Sterling Capital Small Cap Value Fund

Sterling Capital North Carolina Intermediate Tax-Free Fund

Sterling Capital Virginia Intermediate Tax-Free Fund

(each a series of Sterling Capital Funds (the “Trust”))

(each, a “Target Fund” and together, the “Target Funds”)

BY AND IN EXCHANGE FOR SHARES OF

Sterling Capital Large Cap Value Focused Factor ETF

Sterling Capital Small Cap Value Focused Factor ETF

Sterling Capital Small Cap Value ETF

Sterling Capital North Carolina Intermediate Tax-Free ETF

Sterling Capital Virginia Intermediate Tax-Free ETF

(each a series of the Trust)

(each, an “Acquiring Fund” and together, the “Acquiring Funds”)

This Statement of Additional Information (the “SAI”) relates to the Prospectus/Information Statement dated October 22, 2026 (the “Prospectus/Information Statement”) and Agreement and Plan of Reorganization, a form of which is filed as an exhibit to the Prospectus/Information Statement (the “Plan”) filed under Form N-14 with the Securities and Exchange Commission, with respect to the following proposed reorganizations of each Target Fund with and into its respective Acquiring Fund as outlined below (each, a “Reorganization” and together, the “Reorganizations”):

(i)	the acquisition of the assets and assumption of the liabilities of each Target Fund (as identified in the table below) by the corresponding Acquiring Fund (as identified in the table below) in exchange for shares of such Acquiring Fund of equal value to the net assets of the applicable Target Fund being acquired;

(ii)	the pro rata distribution of such shares to the shareholders of the applicable Target Fund; and

(iii)	the complete liquidation and dissolution of each Target Fund, all upon the terms and conditions set forth in the Plan.

Target Fund		Acquiring Fund
Sterling Capital Behavioral Large Cap Value Equity Fund	→	Sterling Capital Large Cap Value Focused Factor ETF
Sterling Capital Behavioral Small Cap Value Equity Fund	→	Sterling Capital Small Cap Value Focused Factor ETF
Sterling Capital Small Cap Value Fund	→	Sterling Capital Small Cap Value ETF
Sterling Capital North Carolina Intermediate Tax-Free Fund	→	Sterling Capital North Carolina Intermediate Tax-Free ETF
Sterling Capital Virginia Intermediate Tax-Free Fund	→	Sterling Capital Virginia Intermediate Tax-Free ETF

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The Plan provides that before the closing of each Reorganization, each class of shares of a Target Fund, other than Institutional Class Shares, will be consolidated into Institutional Class Shares as part of the Share Class Consolidation (as defined in the Prospectus/ Information Statement). The Share Class Consolidation will be effected on the basis of the relative NAVs of the relevant classes, without the imposition of any sales load, fee or other charge. The Share Class Consolidation is intended to move shareholders into a single share class of each Target Fund, its Institutional Class Shares, that most closely resembles the corresponding Acquiring Fund's shares.

After the Share Class Consolidation, any fractional shares held by Target Fund shareholders will be redeemed, and the Target Funds will distribute the redemption proceeds attributable to the redemption of fractional shares to those shareholders. The distribution of redemption proceeds to shareholders may be a taxable event and shareholders are encouraged to consult their tax advisors to determine the effect of any such redemption.

As part of a Reorganization, Target Fund shareholders will receive corresponding shares of the Acquiring Fund. In order to transact in such shares, except for full liquidation, Target Fund shareholders must hold their shares through a qualifying brokerage account that is eligible to accept shares of an ETF (a “Qualifying Brokerage Account”). If a shareholder does not hold Target Fund shares in a Qualifying Brokerage Account, that shareholder will need to contact its financial intermediary to set up such an account. If a Target Fund shareholder does not make this change prior to the Reorganization, that shareholder will not receive shares of the corresponding Acquiring Fund directly in its brokerage account as part of the Reorganization. Instead, the Acquiring Fund shares a shareholder is entitled to receive as part of the Reorganizations will be held in a “hold-only” account (each a “Hold-Only Account” and collectively, the “Hold-Only Accounts”) maintained by Ultimus Fund Solutions, LLC (“Ultimus”) for the shareholder's benefit until the shareholder either transfers the Acquiring Fund shares to a Qualifying Brokerage Account or fully redeems the shares. Ultimus is not the transfer agent for either the Acquiring Fund or the Target Fund but rather has been engaged by the Acquiring Fund to perform limited transfer agency and recordkeeping services with respect to the Acquiring Fund shares held in the Hold-Only Accounts. The Hold-Only Accounts may be closed at a future date, and Target Fund shareholders are encouraged to designate a Qualifying Brokerage Account as soon as practicable. If a shareholder decides to fully redeem their shares, the liquidation of the investment and distribution of cash may be subject to tax, and it may take up to 7 days from the liquidation date for a shareholder to receive cash. Shareholders should consult a tax advisor to understand the specific tax consequences based on their individual circumstances. The Prospectus/Information Statement includes additional information on the actions that Target Fund shareholders that do not currently hold their Target Fund shares through a Qualifying Brokerage Account must take in order to transact in shares of an Acquiring Fund as part of a Reorganization. No further action is required for shareholders that hold shares of a Target Fund through a Qualifying Brokerage Account.

Please see the Prospectus/Information Statement for additional information about the Plan and each Reorganization.

This SAI consists of the cover page, the information set forth below and the following described documents, each of which is incorporated by reference herein and accompanies this SAI:

1.	The statement of additional information of the Trust on behalf of the Target Funds, dated February 1, 2026, as supplemented and amended to date (File No. 811-06719; SEC Accession No. 0001398344-26-001527);

2.	The financial statements included in the Target Funds’ Form N-CSR filing for the fiscal year ending September 30, 2025 (File No. 811-06719; SEC Accession No. 0001398344-25-022139); and

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3.	The financial statements included in the Target Funds’ Form N-CSRS filing for the six month period ending March 31, 2026 (File No. 811-06719; SEC Accession No. 0001398344-26-010654); and

4.	The statement of additional information of the Trust on behalf of the Acquiring Funds, dated October 19, 2026, as supplemented and amended to date (File No. 811-06719; SEC Accession No. 0001398344-26-018386).

This SAI is not a prospectus but should be read in conjunction with the Prospectus/Information Statement. The SAI and Prospectus/ Information Statement may be obtained at no charge by calling the Trust at (888) 637-7798, as applicable, or by writing to Sterling Capital Funds c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, OH 45246.

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SUPPLEMENTAL FINANCIAL INFORMATION

Tables showing the fees and expenses of the Acquiring Funds and Target Funds, and the fees and expenses of the Acquiring Funds on a pro forma basis after giving effect to the proposed Reorganizations, are included in “INFORMATION ABOUT THE REORGANIZATIONS—What are the capitalizations of the Funds and what might the Acquiring Funds’ capitalizations be after the Reorganizations?” in the Prospectus/Information Statement. Under the Plan, each Target Fund is proposed to be reorganized with and into its corresponding Acquiring Fund. The Reorganizations will not result in any material changes in the Target Funds’ investment portfolios because the Target Funds and their corresponding Acquiring Funds have the same investment objective, investment policies, and portfolio management teams, and substantially the same investment strategies, as described in the Prospectus/Information Statement. As a result, schedules of investments of the Acquiring Funds modified to show the effects of such changes are not required and are not included.

There are no material differences in accounting policies of the Target Funds as compared to those of the Acquiring Funds.

Sterling Capital Management LLC, the investment adviser to the Target Funds and Acquiring Funds, will bear all of the expenses relating to each Reorganization, except that to the extent a Target Fund incurs any transaction costs in connection with acquiring or selling securities in connection with the Reorganization, the Target Fund would bear such costs. The Target Funds are not expected to bear any such costs in connection with the Reorganizations. The Adviser will bear the other costs of each Reorganization whether or not the Reorganization is consummated.

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